                            AXA PREMIER FUNDS TRUST
                               2002 ANNUAL REPORT

AXA PREMIER FUNDS TRUST ANNUAL REPORT
OCTOBER 31, 2002


TABLE OF CONTENTS

 Y  LETTER FROM OUR CHAIRMAN AND CEO

 Y  PERFORMANCE RESULTS AND COMMENTARY

         Notes on Performance                  	     2

         AXA Premier Large Cap Growth Fund    	    4

         AXA Premier Large Cap Core Equity Fund     5

         AXA Premier Large Cap Value Fund     	    6

         AXA Premier Small/Mid Cap Growth Fund     7

         AXA Premier Small/Mid Cap Value Fund       8

         AXA Premier International Equity Fund   	    9

         AXA Premier Technology Fund           	  10

         AXA Premier Health Care Fund                   11

         AXA Premier Core Bond Fund            	   12

         AXA Premier Money Market Fund        	   13

 Y  PORTFOLIOS OF INVESTMENTS                  14

 Y  FINANCIAL STATEMENTS                             50

 Y  NOTES TO FINANCIAL STATEMENTS            70

 Y  REPORT OF INDEPENDENT ACCOUNTANTS  81

 Y  FEDERAL INCOME TAX INFORMATION           82

 Y  MANAGEMENT OF THE TRUST                      83




Equitable, through its AXA Funds Management Group, serves as manager to the AXA Premier Funds and has access to detailed information concerning fund and subadviser performance and operations. The group is responsible for conducting ongoing investment reviews with each subadviser and for developing the criteria by which each fund's performance is measured.

l
NOTES ON PERFORMANCE
TOTAL RETURNS
Performance of each of the AXA Premier Funds as shown on the following pages compares each fund's performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Since the funds are relatively new, results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund's short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares. The expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of the fund would have been lower.

For each of the equity funds of AXA Premier Funds Trust, the maximum front-end sales charge for Class A shares is 5.50% of offering price. For the AXA Premier Core Bond Fund, the maximum front-end sales charge for Class A shares is 4.50% of offering price. Class B shares are subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5, 2% in year 6 and 1% in year 7. Class C shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase in addition to a front-end sales charge of 1% of offering price. Class Z shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.


GROWTH OF $10,000 INVESTMENT
The Growth of $10,000 Charts shown for each fund illustrate the total value of an assumed investment in Class Z shares of each fund of AXA Premier Funds Trust.
 The periods illustrated are from the inception dates shown through October 31, 2002. These results assume reinvestment of dividends and capital gains. The returns for the funds' Class A, Class B and Class C shares are lower than the Class Z shares (which are shown in the chart) because these other shares have higher total expenses. In addition, unlike Class A, Class B and Class C shares, Class Z shares do not have any sales charges. Results should not be considered representative of future gains or losses.


THE BENCHMARKS
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.


RUSSELL 1000(R) GROWTH INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 1000(R) VALUE INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.
 Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.


STANDARD & POOR'S 500 INDEX
This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.


RUSSELL 2500(TM) GROWTH INDEX
This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 2500(TM) VALUE INDEX
This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.


RUSSELL 1000(R) TECHNOLOGY INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell
sector classification scheme.   This sector includes securities in the following
industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers.
 The index is market value weighted.


RUSSELL 1000(R) HEALTH CARE INDEX
This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

l
NOTES ON PERFORMANCE
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the
Far East.   To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index.
  Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and does not reflect any fees and expenses.


LEHMAN BROTHERS AGGREGATE BOND INDEX
This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.

l
AXA PREMIER LARGE CAP GROWTH FUND
FUND ADVISERS
y Alliance Capital Management L.P.
y Dresdner RCM Global Investors LLC
y TCW Investment Management Company

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
			Fund		Index
12/31/01		10,000 	10,000
  1/31/02 		9,590 	 9,823
  2/28/02	 	9,050 	 9,415
  3/31/02	 	9,470 	 9,741
  4/30/02	 	8,580 	 8,946
  5/31/02	 	8,340 	 8,730
  6/30/02	 	7,660 	 7,922
  7/31/02	 	7,080 	 7,487
  8/31/02	 	7,140 	 7,509
  9/30/02	 	6,381 	 6,730
10/31/02	 	7,060 	 7,348

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $6,664, $6,650 and
$6,861, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                 SINCE
                                3 MONTHS      INCEPTION*
-----------------------------------------------------------
 Class A                         (0.28)%       (29.50)%
 Class B                         (0.57)        (30.00)
 Class C                         (0.57)        (30.00)
 Class Z                         (0.28)        (29.40)
 Russell 1000 Growth Index       (1.86)        (26.52)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                 SINCE
                                3 MONTHS      INCEPTION*
-----------------------------------------------------------
 Class A                         (5.75)%       (33.36)%
 Class B                         (5.54)        (33.50)
 Class C                         (2.53)        (31.39)
 Class Z                         (0.28)        (29.40)
 Russell 1000 Growth Index       (1.86)        (26.52)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Growth Fund Class Z shares returned -29.4% for the 10 month period ending October 31, 2002. The Fund's return trailed the Russell 1000 Growth Index, which returned -26.5% for the same period.

COMMENTARY

The aftershocks of major accounting scandals and uncertainty about the timing of an economic recovery led many investors to flee growth stocks for the better part of 2002. In the third quarter, the style trend reversed itself and growth rebounded relative to value, however both styles still remained deep in negative territory. An important facet of the Fund's strategy lies in identifying companies with the ability to grow earnings faster than expected. Unfortunately, this protracted bear market has generally failed to reward companies with upward earnings revisions or positive earnings surprises.

The Fund's sector and industry allocations relative to the Russell 1000 Growth Index were a positive contributor to performance over the year-to-date period.
 Specifically, the Fund benefited from an underweight position in the Drugs and Medicine, Business Services and Tobacco industries and an overweight position in Financials. The Fund's holdings in aggregate had a slightly higher risk profile
(beta) relative to the Russell 1000 Growth Index, which increased its overall exposure to the market and hurt performance. Stocks which had the largest negative impact on relative performance during the period included Tyco, Siebel, Network Appliance, Stilwell Financial and Home Depot.








                                              % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)          NET ASSETS
-----------------------------------       ------------
------------------------------------------------------
 Microsoft Corp.                              6.4%
 Pfizer, Inc.                                 5.4%
 Progressive Corp.                            4.5%
 Wal-Mart Stores, Inc.                        3.8%
 Dell Computer Corp.                          3.8%
 General Electric Co.                         3.2%
 American International Group, Inc.           3.0%
 Johnson & Johnson                            2.9%
 Amgen, Inc.                                  2.6%
 Intel Corp.                                  2.5%
------------------------------------------------------

l
AXA PREMIER LARGE CAP CORE EQUITY FUND
FUND ADVISERS
y Alliance Capital Management L.P. (Bernstein Unit) y Janus Capital Management LLC y Thornburg Investment Management, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
  1/31/02		 9,890 	 9,853
  2/28/02		 9,680 	 9,664
  3/31/02		 9,980 	10,027
  4/30/02		 9,381 	 9,419
  5/31/02		 9,310 	 9,350
  6/30/02		 8,591 	 8,684
  7/31/02		 7,931 	 8,007
  8/31/02		 8,011 	 8,060
  9/30/02		 7,211 	 7,183
10/31/02		 7,760 	 7,817

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $7,325, $7,315 and
$7,538, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                       (2.15)%         (22.50)%
 Class B                       (2.28)          (23.00)
 Class C                       (2.41)          (23.10)
 Class Z                       (2.14)          (22.40)
 S&P 500 Index                 (2.38)          (21.83)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                       (7.52)%         (26.75)%
 Class B                       (7.17)          (26.85)
 Class C                       (4.36)          (24.62)
 Class Z                       (2.14)          (22.40)
 S&P 500 Index                 (2.38)          (21.83)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Core Fund Class Z shares returned -22.4% for the 10 month period ending October 31, 2002. The Fund's return trailed the Standard & Poor's 500 Index, which returned -21.8% for the same period.

COMMENTARY

During the year-to-date period, the Fund's large cap benchmark, the S&P 500 Index, slightly underperformed smaller capitalization issues and also underperformed the developed markets in Europe, Asia and the Far East, as measured by the MSCI EAFE Index. In the United States, value stocks outperformed growth stocks in the first two quarters of the year, but the trend reversed itself in the third quarter.

The Fund's three subadvisers combine various style orientations, which include exposure to value, core and growth stocks. Year-to-date, this diversified strategy resulted in performance that closely tracked the S&P 500 Index and other large cap core funds. The Fund's sector allocations relative to the benchmark were on balance a positive contributor to performance over the period. Specifically, an aggregation of each of the three separately managed sleeves resulted in an underweighting in the Information Technology sector and an overweighting in the Financial sector, both of which helped performance. The value-oriented portions of the Fund outperformed the S&P 500 Index as value stocks outperformed growth stocks for most of the period. Specific holdings that negatively impacted performance included Flextronics, Sprint PCS and Cablevision. Positive contributors to performance included holdings in Lockheed Martin, Southern Company, Washington Mutual and Kraft Foods.







                                             % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)         NET ASSETS
----------------------------------       ------------
-----------------------------------------------------
 Microsoft Corp.                             3.9%
 Pfizer, Inc.                                3.8%
 Fannie Mae                                  2.1%
 AOL Time Warner, Inc.                       2.0%
 PepsiCo, Inc.                               1.7%
 Verizon Communications, Inc.                1.6%
 Bank of New York Co., Inc.                  1.6%
 Viacom, Inc., Class B                       1.6%
 Southern Co.                                1.5%
 Johnson & Johnson                           1.4%
-----------------------------------------------------

l
AXA PREMIER LARGE CAP VALUE FUND
FUND ADVISERS
y Alliance Capital Management L.P.
y Institutional Capital Corporation
y MFS Investment Management

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000    10,000
  1/31/02		 9,760 	 9,923
  2/28/02		 9,760 	 9,939
  3/31/02		10,190 	10,409
  4/30/02		 9,891 	10,052
  5/31/02		 9,920 	10,102
  6/30/02		 9,220 	 9,522
  7/31/02		 8,490 	 8,637
  8/31/02		 8,610 	 8,702
  9/30/02		 7,630 	 7,735
10/31/02		 8,020 	 8,308

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $7,552, $7,552 and
$7,793, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS      INCEPTION*
----------------------------------------------------------
 Class A                        (5.67)%       (20.10)%
 Class B                        (5.81)        (20.50)
 Class C                        (5.81)        (20.50)
 Class Z                        (5.54)        (19.80)
 Russell 1000 Value Index       (3.81)        (16.92)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS      INCEPTION*
----------------------------------------------------------
 Class A                       (10.83)%       (24.48)%
 Class B                       (10.52)        (24.48)
 Class C                        (7.73)        (22.07)
 Class Z                        (5.54)        (19.80)
 Russell 1000 Value Index       (3.81)        (16.92)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Large Cap Value Fund Class Z shares returned -19.8% for the 10 month period ending October 31, 2002. The Fund's return trailed the Russell 1000 Value Index, which returned -16.9% for the same period.

COMMENTARY

In the large cap spectrum of the market, value stocks outperformed growth stocks on a relative basis for the year-to-date period. However, large-cap value managers fared only marginally better than their growth counterparts, as the category average registered more than a 20% decline over the same period.

The Fund's diversified strategy combines three unique value styles. For the fiscal period, the Fund's style positioning and industry weightings versus its Russell 1000 Value Index were positive factors contributing to relative performance. Specifically, the Fund, relative to its benchmark, demonstrated a slight bias toward stocks with larger market capitalizations and higher beta and earnings momentum characteristics.

The Fund also benefited from an overweight position in the Health Care and Consumer Staples sectors, as well as security selection in Transportation and Integrated Oils sectors, which included holdings in General Motors, Union Pacific and Conoco. However, stock selection as a whole was detrimental to performance - key detractors were holdings in Tyco, AT&T Wireless, Dynegy, Sears Roebuck & Co, Wyeth and EDS.









                                             % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)         NET ASSETS
----------------------------------       ------------
-----------------------------------------------------
 Citigroup, Inc.                             4.7%
 Bank of America Corp.                       3.6%
 ConocoPhillips                              3.3%
 Fannie Mae                                  2.8%
 Wyeth                                       2.3%
 Nestle SA (ADR)                             2.2%
 Northrop Grumman Corp.                      2.2%
 AT&T Corp.                                  2.2%
 Philip Morris Cos., Inc.                    2.1%
 Pfizer, Inc.                                1.8%
-----------------------------------------------------

l
AXA PREMIER SMALL/MID CAP GROWTH FUND
FUND ADVISERS
y Alliance Capital Management L.P.
y Provident Investment Counsel, Inc.
y RS Investment Management, L.P.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
  1/31/02		 9,630 	 9,573
  2/28/02		 8,930 	 8,981
  3/31/02		 9,620 	 9,704
  4/30/02		 8,840 	 9,382
  5/31/02		 8,420 	 8,909
  6/30/02		 7,470 	 8,091
  7/31/02		 6,440 	 7,086
  8/31/02		 6,310 	 7,084
  9/30/02		 5,900 	 6,548
 10/31/02		 6,210 	 6,925

-------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $5,860, $5,852 and
$6,028, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                 SINCE
                                3 MONTHS      INCEPTION*
-----------------------------------------------------------
 Class A                         (3.58)%       (38.00)%
 Class B                         (3.90)        (38.40)
 Class C                         (3.91)        (38.50)
 Class Z                         (3.57)        (37.90)
 Russell 2500 Growth Index       (2.27)        (30.75)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                 SINCE
                                3 MONTHS      INCEPTION*
-----------------------------------------------------------
 Class A                         (8.82)%       (41.40)%
 Class B                         (8.71)        (41.48)
 Class C                         (5.75)        (39.72)
 Class Z                         (3.57)        (37.90)
 Russell 2500 Growth Index       (2.27)        (30.75)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Small/Mid Cap Growth Fund Class Z shares returned -37.9% for the 10 month period ending October 31, 2002. The Fund's return trailed the Russell 2500 Growth Index, which returned -30.8% for the same period.

COMMENTARY

Small-cap and mid-cap growth stocks were among the hardest hit segments of the market this year as evidenced by a more than 30% decline in the Russell 2500 Growth Index for the year-to-date period. This compares to a decline of only 13% in the corresponding Russell 2500 Value Index and a -27% return in the large cap Russell 1000 Growth Index.

On August 15, 2002, Provident Investment Counsel, Inc. ("Provident") was appointed as a new subadviser to the Fund, replacing MFS Investment Management, who served as one of the original subadvisers to the Fund. Provident's strategy is designed to provide the Fund with exposure mainly to mid-capitalization companies.

Several of the Fund's sector and industry allocations relative to the Russell 2500 Growth Index added to performance over the year-to-date period. Specifically, the Fund benefited from an underweight in Health Care, particularly in the Drugs and Medicine sector. The Fund's underweight position in Business Services and Producer Goods and overweight position in Trucking and Freight, were also positive contributors to relative performance. A key detractor from performance was the Fund's style positioning relative to the Russell 2500 Growth Index. Specifically, the Fund had a bit more of a growth tilt than the Index. Security selection in the Technology and Consumer Discretionary sectors detracted from performance which included holdings in Citrix Systems, Netegrity and Verisign. Several Biotech companies also hurt performance, including Genzyme and Cytyc.


                                             % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)         NET ASSETS
----------------------------------       ------------
-----------------------------------------------------
 Support.com, Inc.                           1.6%
 Accredo Health, Inc.                        1.4%
 Hewitt Associates, Inc.                     1.3%
 RMH Teleservices, Inc.                      1.1%
 Regeneration Technologies, Inc.             1.1%
 Manpower, Inc.                              1.0%
 GameStop Corp.                              1.0%
 AmerisourceBergen Corp.                     1.0%
 Bed Bath & Beyond, Inc.                     1.0%
 Michaels Stores, Inc.                       0.9%
-----------------------------------------------------

l
AXA PREMIER SMALL/MID CAP VALUE FUND
FUND ADVISERS
y AXA Rosenberg Investment Management LLC y TCW Investment Management Company y Wellington Management Company, LLP

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
  1/31/02		 9,760 	10,092
  2/28/02		 9,450 	10,218
  3/31/02		10,209 	10,852
  4/30/02		 9,859 	11,037
  5/31/02		 9,709 	10,856
  6/30/02		 8,700 	10,473
  7/31/02		 7,620 	 9,261
  8/31/02		 7,560 	 9,311
  9/30/02		 6,900 	 8,550
10/31/02		 7,210 	 8,670

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $6,805, $6,792 and
$7,008, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS      INCEPTION*
----------------------------------------------------------
 Class A                        (5.39)%       (28.00)%
 Class B                        (5.67)        (28.50)
 Class C                        (5.55)        (28.50)
 Class Z                        (5.38)        (27.90)
 Russell 2500 Value Index       (6.37)        (13.30)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS      INCEPTION*
----------------------------------------------------------
 Class A                       (10.56)%       (31.95)%
 Class B                       (10.39)        (32.08)
 Class C                        (7.47)        (29.92)
 Class Z                        (5.38)        (27.90)
 Russell 2500 Value Index       (6.37)        (13.30)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Small/Mid Cap Value Fund Class Z shares returned -27.9% for the 10 month period ending October 31, 2002. The Fund was significantly below the Russell 2500 Value Index , which returned -13.3% for the same period.

COMMENTARY

While small-cap and mid-cap value stocks as a whole outperformed their growth counterparts during much of 2002, they still suffered double-digit declines. In this difficult market environment, the Fund's performance, particularly during its first few months in operation, was significantly below benchmark. On August 15, 2002, Wellington Management Company, LLP ("Wellington Management") was appointed as a new subadviser to the Fund, replacing The Boston Company Asset Management, who served as one of the original subadvisers to the Fund.

Over the year-to-date period, most of the Fund's underperformance versus the Russell 2500 Value Index may be attributed to specific stock selection. Most notably, securities in the Technology sector subtracted value, in particular Perkinelmer, I2 Technologies, Sanmina Scientific and Solectron. This was compounded by the Fund's overweight position in the Technology sector, which was the worst performing sector of the Index. Additionally, holdings in Energy company Calpine, Adelphia Communication and Charter Communications proved negative for performance. On a positive note, Health Care holdings such as Boston Scientific and Shire Pharmaceuticals were beneficial to performance as was the Fund's overweight position in the sector.








                                                 % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)             NET ASSETS
--------------------------------------       ------------
---------------------------------------------------------
 Health Net, Inc.                                1.5%
 Harman International Industries, Inc.           1.4%
 Teradyne, Inc.                                  1.4%
 Vishay Intertechnology, Inc.                    1.3%
 Devon Energy Corp.                              1.1%
 Countrywide Credit Industries, Inc.             1.1%
 Arrow Electronics, Inc.                         1.1%
 Network  Associates, Inc.                       1.0%
 J.C. Penney, Inc.                               0.9%
 AMBAC Financial Group, Inc.                     0.9%
---------------------------------------------------------

l
AXA PREMIER INTERNATIONAL EQUITY FUND
FUND ADVISERS
y Alliance Capital Management L.P. (Bernstein Unit) y Bank of Ireland Asset Management (U.S.) Limited y OppenheimerFunds, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
  1/31/02		 9,490 	 9,469
  2/28/02		 9,530 	 9,536
  3/31/02		 9,980 	10,052
  4/30/02		10,169 	10,119
  5/31/02		10,130 	10,249
  6/30/02		 9,700 	 9,838
  7/31/02		 8,670 	 8,866
  8/31/02		 8,590 	 8,846
  9/30/02		 7,480 	 7,896
10/31/02		 7,930 	 8,321

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $7,446, $7,467 and
$7,714, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                       (8.55)%         (20.90)%
 Class B                       (8.82)          (21.40)
 Class C                       (8.70)          (21.30)
 Class Z                       (8.54)          (20.70)
 MSCI EAFE Index               (6.16)          (16.79)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                       (13.55)%        (25.54)%
 Class B                       (13.38)         (25.33)
 Class C                       (10.55)         (22.86)
 Class Z                        (8.54)         (20.70)
 MSCI EAFE Index                (6.16)         (16.79)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier International Equity Class Z shares returned -20.7% for the 10 month period ending October 31, 2002. The Fund's return trailed the MSCI EAFE Index, which returned -16.8% for the same period.

COMMENTARY

In the year-to-date period, the MSCI EAFE index fared slightly better than the broad U.S. equity market, posting a loss of 16.8% versus a 21.8% decline as measured by the S&P 500 index. Regionally, Europe trailed the Far East/Pacific areas, with the strongest performance coming from Australia and New Zealand. The dominance of value-oriented stocks over growth stocks subsided during 2002, as the style indices were roughly in line for the year.

The Fund's diversified strategy is built around three distinct subadviser styles; one with a value orientation, one that is core in nature and one that is focused on growth stocks. The Fund also provides exposure to stocks that span the capitalization range, including small, medium and large size companies.
 This broad capitalization range was helpful in terms of the Fund's allocation, as the small cap MSCI EAFE Index outperformed the broader MSCI EAFE Index over the year-to-date period. Investments in Emerging Markets were positive on balance, particularly in Korea and Taiwan. However, currency exposure on the whole was a drag on performance, particularly in Brazil and Japan. Other negatives included the Fund's underweight position in the Pacific region and overweight position in Europe. Stocks that were the largest detractors from performance over the period included ASM International, Groupo Televisa, Nintendo, Infogrammes Entertainment and UBI Soft Entertainment.







                                                  % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)              NET ASSETS
---------------------------------------       ------------
----------------------------------------------------------
 GlaxoSmithKline plc                              2.3%
 Canon, Inc.                                      2.3%
 ENI S.p.A.                                       1.7%
 Novartis AG (Registered)                         1.7%
 TotalFinaElf S.A.                                1.7%
 Vodafone Group plc                               1.7%
 Lloyds TSB Group plc                             1.6%
 Boskalis Westminster N.V.                        1.4%
 Empresa Brasileira de Aeronautica S.A.           1.4%
 Nestle S.A. (Registered)                         1.3%
----------------------------------------------------------

l
AXA PREMIER TECHNOLOGY FUND
FUND ADVISERS
y Alliance Capital Management L.P.
y Dresdner RCM Global Investors LLC
y Firsthand Capital Management, Inc.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
1/31/02		 9,840 	10,139
2/28/02		 8,570 	 8,622
3/31/02		 9,409 	 9,160
4/30/02		 8,270 	 8,069
5/31/02		 7,800 	 7,796
6/30/02		 6,870 	 6,803
7/31/02		 6,030 	 6,231
8/31/02		 5,860 	 6,169
9/30/02		 5,030 	 5,058
10/31/02		 5,780 	 6,116

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $5,454, $5,453 and
$5,626, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                                 3 MONTHS    INCEPTION*
---------------------------------------------------------
 Class A                          (4.31)%     (42.30)%
 Class B                          (4.33)      (42.60)
 Class C                          (4.33)      (42.60)
 Class Z                          (4.15)      (42.20)
 Russell 1000 Technology Index    (1.84)      (38.84)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
---------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                                 3 MONTHS    INCEPTION*
---------------------------------------------------------
 Class A                          (9.56)%     (45.46)%
 Class B                          (9.12)      (45.47)
 Class C                          (6.23)      (43.74)
 Class Z                          (4.15)      (42.20)
 Russell 1000 Technology Index    (1.84)      (38.84)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
---------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Technology Class Z shares returned -42.2% for the 10 month period ending October 31, 2002. The Fund's return trailed the return for the Russell 1000 Technology Index, which returned -38.8% for the same period.

COMMENTARY

The Technology sector of the market continued to be among the hardest hit in 2002. In fact, the sector was the worst performer in the broad Russell 1000 Index over the year-to-date period.

Holdings in stocks such as Flextronics, Veritas, Sanmina-Sci, Cisco and AOL Time Warner were the largest detractors from performance during the fiscal period.
 An underweight in benchmark giant Microsoft (average weight of over 17% in the benchmark) also subtracted value in the period. Several non-benchmark holdings helped performance, such as eBay and Yahoo Japan. The Fund's allocations outside the U.S. generally added value from a regional, country and currency perspective. Within the Technology sector, the Fund's industry weights relative to the Technology sector of the Russell 1000 Index had a neutral impact on performance.













                                                       % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)                   NET ASSETS
--------------------------------------------       ------------
---------------------------------------------------------------
 Microsoft Corp.                                       5.7%
 eBay, Inc.                                            3.7%
 QUALCOMM, Inc.                                        3.2%
 Cisco Systems, Inc.                                   3.0%
 Intel Corp.                                           2.9%
 Affiliated Computer Services, Inc., Class A           2.7%
 Electronic Arts, Inc.                                 2.7%
 Dell Computer Corp.                                   2.7%
 Nokia OYJ  (ADR)                                      2.6%
 Raytheon Co.                                          2.3%
---------------------------------------------------------------

l
AXA PREMIER HEALTH CARE FUND
FUND ADVISERS
y A I M Capital Management, Inc.
y Dresdner RCM Global Investors LLC
y Wellington Management Company, LLP

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		10,000 	10,000
  1/31/02		 9,790 	 9,842
  2/28/02		 9,590 	 9,824
  3/31/02		 9,900 	 9,870
  4/30/02		 9,550 	 9,252
  5/31/02		 9,330 	 9,058
  6/30/02		 8,600 	 8,203
  7/31/02		 8,320 	 8,040
  8/31/02		 8,270 	 8,095
  9/30/02		 7,890 	 7,663
10/31/02		 8,090 	 8,103

--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $7,628, $7,628 and
$7,871, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                                 3 MONTHS    INCEPTION*
---------------------------------------------------------
 Class A                          (2.77)%     (19.30)%
 Class B                          (2.90)      (19.70)
 Class C                          (3.02)      (19.70)
 Class Z                          (2.76)      (19.10)
 Russell 1000 Healthcare Index     0.54       (18.97)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
---------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                                 3 MONTHS    INCEPTION*
---------------------------------------------------------
 Class A                          (8.09)%     (23.72)%
 Class B                          (7.76)      (23.72)
 Class C                          (4.91)      (21.29)
 Class Z                          (2.76)      (19.10)
 Russell 1000 Healthcare Index     0.54       (18.97)
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
---------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Health Care Class Z shares returned -19.1% for the 10 month period ending October 31, 2002. The Fund's return was slightly below the Russell 1000 Healthcare Index, which returned -18.9% for the same period.

COMMENTARY

The Health Care sector as a whole performed slightly better than the U.S. equity market for the year-to-date period. The Russell 1000 Healthcare Index returned -18.9%, compared to -21.8% for the broad U.S. equity market as proxied by the S&P 500 Index. As a result, the Health Care sector landed in the middle of its sector peers, outperforming groups such as Technology, Utilities and Energy, but trailing defensive sectors like Consumer Staples and Financials.

Pharmacia Corp, which represented close to 6% of the Fund's assets as of October 31, was the top contributor to performance as its merger with pharmaceutical giant Pfizer approached. The Fund's smaller positions in Forest Labs Inc., Triad Hospitals, Teva Pharmaceutical and Anthem also added value. Top detractors from performance included the Fund's holdings in Schering Plough, ICN Pharmaceuticals, Cytyc and King Pharmaceuticals and an overweight in Biotech.
 The Fund's allocations outside the United States generally added value from a regional and currency perspective. Within the Health Care sector, the Fund's industry weights relative to the Health Care sector of the Russell 1000 Index also added value.








                                                    % OF
 TOP 10 HOLDINGS (AS OF 10/31/02)                NET ASSETS
-----------------------------------------       ------------
------------------------------------------------------------
 Pharmacia Corp.                                    5.9%
 Abbott Laboratories                                4.2%
 Wyeth                                              4.0%
 Pfizer, Inc.                                       3.5%
 HCA, Inc.                                          2.9%
 Amgen, Inc.                                        2.4%
 Aventis S.A.                                       2.3%
 Schering-Plough Corp.                              2.1%
 Bristol-Myers Squibb Co.                           2.0%
 Universal Health Services, Inc., Class B           1.9%
------------------------------------------------------------

l
AXA PREMIER CORE BOND FUND
FUND ADVISERS
y BlackRock Advisors, Inc.
y Pacific Investment Management Company LLC

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		 10,000 	 10,000
  1/31/02		 10,100 	 10,081
  2/28/02		 10,204 	 10,177
  3/31/02		 10,020 	 10,008
  4/30/02		 10,192 	 10,202
  5/31/02		 10,255 	 10,289
  6/30/02		 10,196 	 10,379
  7/31/02		 10,187 	 10,504
  8/31/02		 10,409 	 10,682
  9/30/02		 10,532 	 10,855
10/31/02		 10,523 	 10,805


--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,037, $9,942 and
$10,229, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                    SINCE
                                       3 MONTHS   INCEPTION*
-------------------------------------------------------------
 Class A                                3.24%       5.08%
 Class B                                3.04        4.42
 Class C                                3.01        4.38
 Class Z                                3.30        5.23
 Lehman Brothers Aggregate Bond Index   2.86        8.05
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-------------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                    SINCE
                                       3 MONTHS   INCEPTION*
-------------------------------------------------------------
 Class A                               (1.40)%       0.37%
 Class B                               (1.96)       (0.58)
 Class C                                1.00         2.36
 Class Z                                3.30         5.23
 Lehman Brothers Aggregate Bond Index   2.86         8.05
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-------------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."

PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Core Bond Class Z shares returned 5.2% for the 10 month period ending October 31, 2002. The Fund's return trailed the Lehman Aggregate Bond Index, which returned 8.0% for the same period.

COMMENTARY

Investors flocked to the safety of Treasury bonds in 2002 amid anxiety about sluggish global growth, the integrity of corporate governance practices and a potential war with Iraq. Over the year-to-date period, Treasury yields fell by over one full percent, with the 10-year yield plunging to 3.9% at the close of October, one of its lowest levels in more than 40 years. Fueled by the Treasury rally, the broad U.S. bond market, represented by the Lehman Aggregate Bond Index, has returned roughly 8.0% while riskier assets such as stocks and high yield debt struggled throughout much of the year.

Over the year-to-date period, the Fund's overweight position in corporate bonds and underweight position in US Government and Agency debt hurt performance as corporates severely underperformed higher quality debt. Particularly hard hit were holdings such as Worldcom, Tyco and Qwest, which had a negative impact on performance during the second and third quarters. Exposure to high yield and emerging markets bonds also hurt performance as these sectors suffered in an environment of overall credit deterioration. As yields fell throughout the year and the yield curve steepened, the Fund's slight long duration position helped, but was countered by a portfolio structure that expected curve flattening. In October, some of these trends have reversed, which has had a positive impact on performance coming into the fourth quarter.





 DISTRIBUTION OF ASSETS BY SECTOR                % OF
 (AS OF 10/31/02)                             NET ASSETS
--------------------------------------       -------------
----------------------------------------------------------
 U.S. Government and Agency                    56.9%
 Corporate Bonds                               36.2%
 Mortgage Backed Securities                     8.9%
 Asset Backed Securities                        5.6%
 Cash and Other                                (7.6)%
                                              -----
                                              100.0%
                                              =====

 FUND CHARACTERISTICS (AS OF 10/31/02)
 Average Duration                               4.0 years
 Average Rating                                 AA-
----------------------------------------------------------

l
AXA PREMIER MONEY MARKET FUND
FUND ADVISER
y Alliance Capital Management L.P.

 GROWTH OF A $10,000 INVESTMENT
 12/31/01 - 10/31/02
 INVESTMENT IN CLASS Z SHARES
LOGO
		Fund	Index
12/31/01		 10,000 	 10,000
  1/31/02		 10,010 	 10,015
  2/28/02		 10,019 	 10,029
  3/31/02		 10,029 	 10,043
  4/30/02		 10,040 	 10,057
  5/31/02		 10,050 	 10,072
  6/30/02		 10,059 	 10,086
  7/31/02		 10,070 	 10,101
  8/31/02		 10,080 	 10,117
  9/30/02		 10,090 	 10,131
10/31/02		 10,103 	 10,139




--------------------------------------------------------------------------
A $10,000 investment in the fund's Class A, Class B and Class C shares at the fund's inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,082, $10,020 and
$10,020, respectively, on 10/31/02.
---------------------------------------------------------------------------

 WITHOUT SALES CHARGE
 (NON-STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                        0.25%           0.82%
 Class B                        0.06            0.20
 Class C                        0.06            0.20
 Class Z                        0.31            1.03
 90 Day T-Bill                  0.40            1.39
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------

 WITH SALES CHARGE
 (STANDARDIZED AVERAGE ANNUAL RETURNS)
 AS OF 10/31/02
                                                SINCE
                               3 MONTHS       INCEPTION*
-----------------------------------------------------------
 Class A                        0.25%           0.82%
 Class B                        0.06            0.20
 Class C                        0.06            0.20
 Class Z                        0.31            1.03
 90 Day T-Bill                  0.40            1.39
 *Date of inception 12/31/01
 Returns for periods less than one year are cumulative
-----------------------------------------------------------


Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see "Notes on Performance."


PERFORMANCE SUMMARY

PERFORMANCE RESULTS

The AXA Premier Money Market Fund Class Z shares returned 1.0% for the 10 month period ending October 31, 2002. The Fund's return was slightly below the 1.4% return posted for the 90 day T-Bill.

COMMENTARY

The unprecedented low interest rate environment has remained the dominant theme throughout calendar year 2002 as the Federal Reserve (the "Fed") kept the Fed Fund target level at 1.75% for most of the year. The Fed then lowered interest rates in early November to the target level of 1.25%. Low interest rates will never be mistaken for being money market fund friendly. However, there are some technical strategies that have been deployed in the Fund in seeking competitive yields. Perhaps the most sensible strategy practiced in this type of interest rate environment is a "barbelling" of maturities. A barbell technique of the Fund's holdings means there is an overemphasis in maturity placement in the very short range while at the same time overweighting maturities on the very long end of the interest rate curve. The middle range of the curve is de-emphasized, as there is generally little pick-up in yield in that area. Late in the first quarter of 2002, the Fund utilized this strategy while a mild steepening of the short-term yield curve occurred. The Fund purchased highly rated credit securities such as agency discount notes in the long end and locked in yields above the 1.25% target level. At the same time, in order to maintain maximum liquidity, the Fund purchased commercial paper in the 30-day range.

As part of its strategy in the fourth quarter, the Fund's subadviser plans to concentrate on re-investing in the 90 to 180 day maturity range. This strategy reflects the subadviser's belief that the Fed may consider raising interest rates in 2003, as various fiscal stimulus helps in boosting the economy.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
--------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (13.4%)
         AUTOMOBILES (1.2%)

                                                                   $
         Harley-Davidson, Inc.. . . . . . . .    	     1,840             96,232
                                                                    ----------
         DEPARTMENT STORES (1.3%)
         Kohl's Corp.*. . . . . . . . . . . .       	  1,710             99,949
                                                                    ----------
         GENERAL MERCHANDISE STORES (4.0%)
         Costco Wholesale Corp.*. . . . . . .         410             13,911
         Wal-Mart Stores, Inc.. . . . . . . .         5,690            304,700

                                                                    ----------
                                                                       318,611
                                                                    ----------
         HOME IMPROVEMENT RETAIL (2.2%)
         Home Depot, Inc. . . . . . . . . . .         6,170            178,190
                                                                    ----------
         HOTELS (0.1%)

         Starwood Hotels & Resorts                      230              5,359
          Worldwide, Inc. . . . . . . . . . .                       ----------
         LEISURE PRODUCTS (0.2%)
         Mattel, Inc. . . . . . . . . . . . .           640             11,750
                                                                    ----------
         MEDIA (3.6%)
         Comcast Corp., Class A*. . . . . . .         3,740             86,057
         Cox Communications, Inc., Class A* .           470             12,878
         Pixar, Inc.* . . . . . . . . . . . .         1,550             79,097
         Viacom, Inc., Class B* . . . . . . .         2,520            112,417

                                                                    ----------
                                                                       290,449
                                                                    ----------
         RESTAURANTS (0.2%)
         Starbucks Corp.* . . . . . . . . . .           750             17,813
                                                                    ----------
         SPECIALTY STORES (0.4%)
         Bed Bath & Beyond, Inc.* . . . . . .           800             28,368
         Tiffany & Co.. . . . . . . . . . . .           200              5,236

                                                                    ----------
                                                                        33,604
                                                                    ----------
         TEXTILES & APPAREL (0.2%)
         Nike, Inc., Class B. . . . . . . . .           360             16,988
                                                                    ----------
          TOTAL CONSUMER DISCRETIONARY  . . .                        1,068,945
                                                                    ----------
         CONSUMER STAPLES (8.3%)
         BEVERAGES (3.2%)
         Anheuser-Busch Cos., Inc.. . . . . .         2,270            119,765
         Coca-Cola Co.. . . . . . . . . . . .           800             37,184
         PepsiCo, Inc.. . . . . . . . . . . .         2,100             92,610

                                                                    ----------
                                                                       249,559
                                                                    ----------
         DRUG RETAIL (1.0%)
         Walgreen Co. . . . . . . . . . . . .         2,390             80,663
                                                                    ----------
         FOOD DISTRIBUTORS (0.3%)
         SYSCO Corp.. . . . . . . . . . . . .           800             25,344
                                                                    ----------
         FOOD PRODUCTS (0.5%)
         Kraft Foods, Inc., Class A . . . . .         1,000             39,500
                                                                    ----------
         HOUSEHOLD PRODUCTS (2.6%)
         Colgate-Palmolive Co.. . . . . . . .         2,000            109,960
         Procter & Gamble Co. . . . . . . . .         1,100             97,295

                                                                    ----------
                                                                       207,255
                                                                    ----------
         PERSONAL PRODUCTS (0.7%)
         Avon Products, Inc.. . . . . . . . .           780             37,822
         Gillette Co. . . . . . . . . . . . .           600             17,928

                                                                    ----------
                                                                        55,750
                                                                    ----------
          TOTAL CONSUMER STAPLES  . . . . . .                          658,071
                                                                    ----------
         ENERGY (1.0%)
         INTEGRATED OIL & GAS (0.1%)
         BP plc (ADR) . . . . . . . . . . . .           320             12,304
                                                                    ----------

                                                     NUMBER            VALUE
                                                        OF
                                                     SHARES          (NOTE 1)
--------------------------------------------------------------------------------

         OIL & GAS DRILLING (0.2%)
         Noble Corp.* . . . . . . . . . . . .           450         $   14,544
                                                                    ----------
         OIL & GAS EQUIPMENT & SERVICES (0.5%)
         Baker Hughes, Inc. . . . . . . . . .         1,360             39,508
                                                                    ----------
         OIL & GAS EXPLORATION & PRODUCTION (0.2%)
         Anadarko Petroleum Corp. . . . . . .           350             15,589
                                                                    ----------
          TOTAL ENERGY  . . . . . . . . . . .                           81,945
                                                                    ----------
         FINANCIALS (16.7%)
         BANKS (0.7%)
         Bank One Corp. . . . . . . . . . . .         1,490             57,469
                                                                    ----------
         DIVERSIFIED FINANCIALS (6.2%)
         Schwab (Charles) Corp. . . . . . . .         7,500             68,850
         Citigroup, Inc.. . . . . . . . . . .         3,845            142,073
         Fannie Mae . . . . . . . . . . . . .         1,560            104,301
         Freddie Mac. . . . . . . . . . . . .           150              9,237
         MBNA Corp. . . . . . . . . . . . . .         5,125            104,089
         Morgan Stanley . . . . . . . . . . .         1,600             62,272

                                                                    ----------
                                                                       490,822
                                                                    ----------
         INSURANCE (9.0%)
         AFLAC, Inc.. . . . . . . . . . . . .         2,900             88,276
         American International Group, Inc. .         3,830            239,567
         Marsh & McLennan Cos., Inc.. . . . .           660             30,829
         Progressive Corp.. . . . . . . . . .         6,500            357,503

                                                                    ----------
                                                                       716,175
                                                                    ----------
         INVESTMENT COMPANIES (0.8%)
         Franklin Resources, Inc. . . . . . .           600             19,794
         Stilwell Financial, Inc. . . . . . .         4,000             46,840

                                                                    ----------
                                                                        66,634
                                                                    ----------
          TOTAL FINANCIALS  . . . . . . . . .                        1,331,100
                                                                    ----------
         HEALTH CARE (23.9%)
         BIOTECHNOLOGY (4.5%)
         Amgen, Inc.* . . . . . . . . . . . .         4,400            204,864
         Genentech, Inc.* . . . . . . . . . .         4,150            141,474
         IDEC Pharmaceuticals Corp.*. . . . .           250             11,505

                                                                    ----------
                                                                       357,843
                                                                    ----------
         HEALTH CARE EQUIPMENT & SERVICES (5.6%)
         Baxter International, Inc. . . . . .           650             16,263
         Cardinal Health, Inc.. . . . . . . .         2,530            175,101
         Health Management Associates, Inc.,
          Class A*. . . . . . . . . . . . . .         2,120             40,534
         Medtronic, Inc.. . . . . . . . . . .         2,620            117,376
         Tenet Healthcare Corp.*. . . . . . .         1,400             40,250
         United Health Group, Inc.. . . . . .           210             19,100
         Wellpoint Health Networks, Inc.* . .           510             38,357

                                                                    ----------
                                                                       446,981
                                                                    ----------
         PHARMACEUTICALS (13.8%)
         Abbott Laboratories. . . . . . . . .           340             14,236
         Biogen, Inc.*. . . . . . . . . . . .         1,900             69,711
         Eli Lilly & Co.. . . . . . . . . . .         1,190             66,045
         Forest Laboratories, Inc.* . . . . .            80              7,839
         Johnson & Johnson. . . . . . . . . .         3,950            232,062
         MedImmune, Inc.* . . . . . . . . . .           340              8,687
         Pfizer, Inc. . . . . . . . . . . . .        13,570            431,119
         Pharmacia Corp.. . . . . . . . . . .         2,300             98,900
         Schering-Plough Corp.. . . . . . . .         1,450             30,958
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . . . . . .           450             34,843
         Wyeth. . . . . . . . . . . . . . . .         3,110            104,185

                                                                    ----------
                                                                     1,098,585
                                                                    ----------
          TOTAL HEALTH CARE . . . . . . . . .                        1,903,409
                                                                    ----------

				14

                                                    NUMBER            VALUE
                                                       OF
                                                     SHARES          (NOTE 1)
--------------------------------------------------------------------------------

         INDUSTRIALS (8.2%)
         AEROSPACE & DEFENSE (1.1%)
                                                                   $
         General Dynamics Corp. . . . . . . .           380             30,070
         United Technologies Corp.. . . . . .           960             59,203

                                                                    ----------
                                                                        89,273
                                                                    ----------
         AIR FREIGHT & COURIERS (0.3%)
         United Parcel Service, Inc., Class B           430             25,804
                                                                    ----------
         AIRLINES (1.0%)
         Southwest Airlines Co. . . . . . . .         5,600             81,760
                                                                    ----------
         COMMERCIAL SERVICES & SUPPLIES (1.7%)
         Automatic Data Processing, Inc.. . .           650             27,645
         First Data Corp. . . . . . . . . . .           460             16,072
         Paychex, Inc.. . . . . . . . . . . .         3,100             89,342

                                                                    ----------
                                                                       133,059
                                                                    ----------
         INDUSTRIAL CONGLOMERATES (3.5%)
         3M Co. . . . . . . . . . . . . . . .           150             19,041
         General Electric Co. . . . . . . . .        10,245            258,686

                                                                    ----------
                                                                       277,727
                                                                    ----------
         MACHINERY (0.5%)
         Danaher Corp.. . . . . . . . . . . .           650             37,602
                                                                    ----------
         RAILROADS (0.1%)
         Union Pacific Corp.. . . . . . . . .           170             10,039
                                                                    ----------
          TOTAL INDUSTRIALS . . . . . . . . .                          655,264
                                                                    ----------
         INFORMATION TECHNOLOGY (25.8%)
         APPLICATION SOFTWARE (1.4%)
         Electronic Arts, Inc.* . . . . . . .           360             23,443
         PeopleSoft, Inc.*. . . . . . . . . .           700             12,670
         Siebel Systems, Inc.*. . . . . . . .         9,450             71,064

                                                                    ----------
                                                                       107,177
                                                                    ----------
         COMPUTER HARDWARE (4.1%)
         Dell Computer Corp.* . . . . . . . .        10,490            300,119
         International Business Machines Corp.          340             26,840

                                                                    ----------
                                                                       326,959
                                                                    ----------
         COMPUTER STORAGE & PERIPHERALS (1.1%)
         Network Appliance, Inc.* . . . . . .        10,000             89,710
                                                                    ----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
         Flextronics International Ltd.*. . .         1,670             13,961
                                                                    ----------
         IT CONSULTING & SERVICES (0.4%)
         Accenture Ltd., Class A* . . . . . .         1,100             18,568
         Affiliated Computer Services,
          Inc., Class A*. . . . . . . . . . .           340             15,657

                                                                    ----------
                                                                        34,225
                                                                    ----------
         NETWORKING EQUIPMENT (1.9%)
         Cisco Systems, Inc.* . . . . . . . .        12,490            139,638

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
--------------------------------------------------------------------------------

         Juniper Networks, Inc.*. . . . . . .         2,350         $   13,689

                                                                    ----------
                                                                       153,327
                                                                    ----------
         SEMICONDUCTOR EQUIPMENT (1.1%)
         Applied Materials, Inc.* . . . . . .         6,050             90,932
                                                                    ----------
         SEMICONDUCTORS (5.9%)
         Altera Corp.*. . . . . . . . . . . .         1,280             15,002
         Intel Corp.. . . . . . . . . . . . .        11,300            195,490
         Maxim Integrated Products, Inc.* . .         5,560            177,030
         Texas Instruments, Inc.. . . . . . .         1,290             20,459
         Xilinx, Inc.*. . . . . . . . . . . .         3,200             60,768

                                                                    ----------
                                                                       468,749
                                                                    ----------
         SYSTEMS SOFTWARE (7.9%)
         Adobe Systems, Inc.. . . . . . . . .         1,950             46,098
         Microsoft Corp.* . . . . . . . . . .         9,535            509,836
         Oracle Corp.*. . . . . . . . . . . .         2,100             21,525
         VERITAS Software Corp.*. . . . . . .         3,160             48,190

                                                                    ----------
                                                                       625,649
                                                                    ----------
         TELECOMMUNICATIONS EQUIPMENT (1.8%)
         Nokia OYJ  (ADR) . . . . . . . . . .           475              7,895
         QUALCOMM, Inc.*. . . . . . . . . . .         3,950            136,354

                                                                    ----------
                                                                       144,249
                                                                    ----------
          TOTAL INFORMATION TECHNOLOGY  . . .                        2,054,938
                                                                    ----------
         TELECOMMUNICATION SERVICES (0.3%)
         WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         Vodafone Group plc (GDR) . . . . . .         1,750             27,860
                                                                    ----------
         TOTAL COMMON STOCKS (97.6%)
          (Cost $9,901,024) . . . . . . . . .                        7,781,532
                                                                    ----------
                                                    PRINCIPAL
                                                     AMOUNT
                                                -------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (2.5%)
         JPMorgan Chase Nassau,
          1.22%, 11/1/02                        $    197,521
          (Amortized Cost $197,521) . . . . .                          197,521
                                                                    ----------

         TOTAL INVESTMENTS (100.1%)

          (Cost/Amortized Cost $10,098,545) .                        7,979,053
         OTHER ASSETS LESS LIABILITIES (-0.1%)                          (9,291)
                                                                    ----------
         NET ASSETS (100%)  . . . . . . . . .                       $7,969,762
                                                                    ==========

 *	Non-income producing.
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------

Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                 $12,641,337
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                   1,885,469
As of October 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized
 appreciation. . . . . . .                 $   125,735
Aggregate gross unrealized
 depreciation. . . . . . .                  (2,325,659)
                                           -----------
Net unrealized depreciation                $(2,199,924)
                                           ===========
Federal income tax cost of
 investments . . . . . . .                 $10,178,977
                                           ===========


For the period from December 31, 2001* to October 31, 2002, the Fund incurred approximately $22 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $774,412 which expires in the year 2010.

---------
* Commencement of Operations
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (15.4%)
         APPAREL RETAIL (0.6%)
         TJX Cos., Inc. . . . . . . . . . . .             2,495        $   51,197
                                                                       ----------
         AUTO COMPONENTS (0.7%)
         Autoliv, Inc.. . . . . . . . . . . .               525            10,185
         Dana Corp. . . . . . . . . . . . . .             1,300            13,000
         Delphi Automotive Systems Corp.. . .             1,225             8,526
         Goodyear Tire & Rubber Co. . . . . .               850             6,035
         Lear Corp.*. . . . . . . . . . . . .               325            11,879
         Magna International, Inc., Class A .               250            13,512

                                                                       ----------
                                                                           63,137
                                                                       ----------
         AUTOMOBILES (1.0%)
         General Motors Corp. . . . . . . . .               300             9,975
         Harley-Davidson, Inc.. . . . . . . .               685            35,825
         Hyundai Motor Co., Ltd. (GDR). . . .             3,600            46,080

                                                                       ----------
                                                                           91,880
                                                                       ----------
         CASINOS & GAMING (0.8%)
         MGM Mirage, Inc.*. . . . . . . . . .             2,225            69,198
                                                                       ----------
         COMPUTER & ELECTRONICS RETAIL (0.7%)
         Best Buy Co., Inc.*. . . . . . . . .             3,200            65,952
                                                                       ----------
         DEPARTMENT STORES (0.5%)
         Federated Department Stores, Inc.* .               500            15,350
         May Department Stores Co.. . . . . .               625            14,594
         Sears, Roebuck & Co. . . . . . . . .               450            11,817

                                                                       ----------
                                                                           41,761
                                                                       ----------
         GENERAL MERCHANDISE STORES (1.2%)
         Costco Wholesale Corp.*. . . . . . .             1,200            40,716
         Wal-Mart Stores, Inc.. . . . . . . .             1,200            64,260

                                                                       ----------
                                                                          104,976
                                                                       ----------
         HOME IMPROVEMENT RETAIL (2.1%)
         Home Depot, Inc. . . . . . . . . . .             2,475            71,478
         Lowe's Cos., Inc.. . . . . . . . . .             2,450           102,238
         Sherwin-Williams Co. . . . . . . . .               500            13,675

                                                                       ----------
                                                                          187,391
                                                                       ----------
         HOUSEHOLD DURABLES (1.5%)
         Black & Decker Corp. . . . . . . . .               300            14,028
         Centex Corp. . . . . . . . . . . . .               400            18,192
         Fortune Brands, Inc. . . . . . . . .               400            20,024
         KB Home. . . . . . . . . . . . . . .               375            17,700
         Leggett & Platt, Inc.. . . . . . . .               725            15,116
         Newell Rubbermaid, Inc.. . . . . . .               500            16,210
         Pulte Homes, Inc.. . . . . . . . . .               375            17,220
         Whirlpool Corp.. . . . . . . . . . .               250            11,653

                                                                       ----------
                                                                          130,143
                                                                       ----------
         MEDIA (5.5%)
         Cablevision New York
         Group, Class A*. . . . . . . . . . .             4,098            39,177
         Comcast Corp., Class A*. . . . . . .             3,300            75,933
         Fox Entertainment Group,
          Inc., Class A*. . . . . . . . . . .             3,200            78,112
         Liberty Media Corp., Class A*. . . .            14,055           116,235
         Metro-Goldwyn-Mayer, Inc.* . . . . .             2,065            26,432
         USA Interactive* . . . . . . . . . .               570            14,415
         Viacom, Inc., Class B* . . . . . . .             3,185           142,083

                                                                       ----------
                                                                          492,387
                                                                       ----------
         PHOTOGRAPHIC PRODUCTS (0.2%)
         Eastman Kodak Co.. . . . . . . . . .               500            16,475
                                                                       ----------
         RESTAURANTS (0.2%)
         Wendy's International, Inc.. . . . .               525            16,632
                                                                       ----------
         SPECIALTY STORES (0.1%)
         AutoNation, Inc.*. . . . . . . . . .               700             7,427
                                                                       ----------
         TEXTILES & APPAREL (0.3%)
         Jones Apparel Group, Inc.* . . . . .               375            12,990

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------


         Liz Claiborne, Inc.. . . . . . . . .               500        $   14,860
                                                                       ----------
                                                                           27,850
                                                                       ----------
          TOTAL CONSUMER DISCRETIONARY  . . .                           1,366,406
                                                                       ----------
         CONSUMER STAPLES (10.3%)
         BEVERAGES (3.0%)
         Anheuser-Busch Cos., Inc.. . . . . .             1,895            99,980
         Coca-Cola Co.. . . . . . . . . . . .               400            18,592
         PepsiCo, Inc.. . . . . . . . . . . .             3,425           151,043

                                                                       ----------
                                                                          269,615
                                                                       ----------
         DRUG RETAIL (0.4%)
         Walgreen Co. . . . . . . . . . . . .             1,050            35,438
                                                                       ----------
         FOOD PRODUCTS (6.0%)
         Archer-Daniels-Midland Co. . . . . .             1,475            20,089
         Cadbury Schweppes plc (ADR). . . . .             4,400           115,280
         ConAgra Foods, Inc.. . . . . . . . .             4,375           106,094
         H.J. Heinz Co. . . . . . . . . . . .               890            28,622
         Kraft Foods, Inc., Class A . . . . .             2,900           114,550
         Philip Morris Cos., Inc. . . . . . .             1,175            47,881
         Sara Lee Corp. . . . . . . . . . . .             1,000            22,830
         Tyson Foods, Inc., Class A . . . . .             1,250            13,838
         Unilever N.V. (ADR). . . . . . . . .             1,000            64,010

                                                                       ----------
                                                                          533,194
                                                                       ----------
         FOOD RETAIL (0.2%)
         Albertson's, Inc.. . . . . . . . . .               600            13,386
                                                                       ----------
         HOUSEHOLD PRODUCTS (0.7%)
         Colgate-Palmolive Co.. . . . . . . .               885            48,657
         Procter & Gamble Co. . . . . . . . .               175            15,479

                                                                       ----------
                                                                           64,136
                                                                       ----------
          TOTAL CONSUMER STAPLES  . . . . . .                             915,769
                                                                       ----------
         ENERGY (4.9%)
         INTEGRATED OIL & GAS (2.8%)
         Amerada Hess Corp. . . . . . . . . .               250            12,825
         BP plc (ADR) . . . . . . . . . . . .             2,300            88,435
         ChevronTexaco Corp.. . . . . . . . .               625            42,269
         ConocoPhillips . . . . . . . . . . .               583            28,276
         Exxon Mobil Corp.. . . . . . . . . .             1,750            58,905
         Occidental Petroleum Corp. . . . . .               725            20,684
         Reliant Resources, Inc.* . . . . . .             1,200             2,256

                                                                       ----------
                                                                          253,650
                                                                       ----------
         OIL & GAS EXPLORATION & PRODUCTION (1.9%)
         Anadarko Petroleum Corp. . . . . . .             1,610            71,709
         Unocal Corp. . . . . . . . . . . . .             3,500            96,740

                                                                       ----------
                                                                          168,449
                                                                       ----------
         OIL & GAS REFINING & MARKETING (0.2%)
         Valero Energy Corp.. . . . . . . . .               475            16,725
                                                                       ----------
          TOTAL ENERGY  . . . . . . . . . . .                             438,824
                                                                       ----------
         FINANCIALS (20.9%)
         BANKS (8.0%)
         Amsouth Bancorp. . . . . . . . . . .               950            18,620
         Bank of America Corp.. . . . . . . .               825            57,585
         Bank of New York Co., Inc. . . . . .             5,565           144,690
         Bank One Corp. . . . . . . . . . . .               875            33,749
         Comerica, Inc. . . . . . . . . . . .               350            15,281
         FleetBoston Financial Corp.. . . . .             1,075            25,144
         Golden West Financial Corp.. . . . .               325            22,444
         Huntington Bancshares, Inc.. . . . .             1,025            19,383
         KeyCorp. . . . . . . . . . . . . . .               825            20,155
         National City Corp.. . . . . . . . .               850            23,060
         Regions Financial Corp.. . . . . . .               625            21,169
         SouthTrust Corp. . . . . . . . . . .             3,500            89,670
         SunTrust Banks, Inc. . . . . . . . .               250            15,210
         U.S. Bancorp . . . . . . . . . . . .             1,375            28,999
         Union Planters Corp. . . . . . . . .               375            10,597
         Wachovia Corp. . . . . . . . . . . .               925            32,181


                                       17

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------

         Washington Mutual, Inc.. . . . . . .             3,210        $  114,790
         Wells Fargo & Co.. . . . . . . . . .               375            18,926

                                                                       ----------
                                                                          711,653
                                                                       ----------
         DIVERSIFIED FINANCIALS (8.5%)
         Bear Stearns Co., Inc. . . . . . . .               350            21,368
         Charles Schwab Corp. . . . . . . . .             4,450            40,851
         Citigroup, Inc.. . . . . . . . . . .             1,825            67,434
         Countrywide Credit Industries, Inc..               375            18,866
         E*TRADE Group, Inc.* . . . . . . . .             9,600            43,200
         Fannie Mae . . . . . . . . . . . . .             2,740           183,196
         Freddie Mac. . . . . . . . . . . . .               550            33,869
         J.P. Morgan Chase & Co.. . . . . . .               750            15,563
         Lehman Brothers Holdings, Inc. . . .               375            19,976
         MBNA Corp. . . . . . . . . . . . . .             5,350           108,658
         Moody's Corp.. . . . . . . . . . . .               135             6,359
         Morgan Stanley . . . . . . . . . . .             1,895            73,753
         SLM Corp.. . . . . . . . . . . . . .             1,145           117,637

                                                                       ----------
                                                                          750,730
                                                                       ----------
         INSURANCE (4.4%)
         Allstate Corp. . . . . . . . . . . .             2,645           105,218
         American International Group, Inc. .             1,450            90,698
         Aon Corp.. . . . . . . . . . . . . .               375             6,874
         Chubb Corp.. . . . . . . . . . . . .               300            16,923
         Marsh & McLennan Cos., Inc.. . . . .             1,085            50,680
         Metlife, Inc.. . . . . . . . . . . .               925            22,089
         MGIC Investment Corp.. . . . . . . .               275            11,539
         Prudential Financial, Inc.*. . . . .             3,000            87,600
         Travelers Property Casualty Corp.,
          Class A*. . . . . . . . . . . . . .                38               504
         Travelers Property Casualty Corp.,
          Class B*. . . . . . . . . . . . . .                79             1,068

                                                                       ----------
                                                                          393,193
                                                                       ----------
          TOTAL FINANCIALS  . . . . . . . . .                           1,855,576
                                                                       ----------
         HEALTH CARE (16.1%)
         BIOTECHNOLOGY (2.2%)
         Amgen, Inc.* . . . . . . . . . . . .               750            34,920
         Genentech, Inc.* . . . . . . . . . .             2,510            85,566
         Genzyme Corp. - General Division*. .             2,850            79,372

                                                                       ----------
                                                                          199,858
                                                                       ----------
         HEALTH CARE EQUIPMENT & SERVICES (5.7%)
         Aetna, Inc.. . . . . . . . . . . . .               450            18,135
         Cardinal Health, Inc.. . . . . . . .             1,600           110,736
         Caremark Rx, Inc.* . . . . . . . . .             6,600           116,820
         Health Management Associates, Inc.,
          Class A*. . . . . . . . . . . . . .             5,500           105,160
         Health Net, Inc.*. . . . . . . . . .               675            15,795
         Humana, Inc.*. . . . . . . . . . . .               600             7,308
         McKesson HBOC, Inc.. . . . . . . . .             1,215            36,219
         Wellpoint Health Networks, Inc.* . .             1,230            92,509

                                                                       ----------
                                                                          502,682
                                                                       ----------
         PHARMACEUTICALS (8.2%)
         Abbott Laboratories. . . . . . . . .               175             7,327
         Bristol-Myers Squibb Co. . . . . . .               650            15,997
         Eli Lilly & Co.. . . . . . . . . . .               300            16,650
         GlaxoSmithKline plc (ADR). . . . . .               400            15,076
         Johnson & Johnson. . . . . . . . . .             2,170           127,487
         Merck & Co., Inc.. . . . . . . . . .             1,200            65,088
         Pfizer, Inc. . . . . . . . . . . . .            10,640           338,033
         Pharmacia Corp.. . . . . . . . . . .               850            36,550
         Wyeth. . . . . . . . . . . . . . . .             3,120           104,520

                                                                       ----------
                                                                          726,728
                                                                       ----------
          TOTAL HEALTH CARE . . . . . . . . .                           1,429,268
                                                                       ----------
         INDUSTRIALS (7.3%)
         AEROSPACE & DEFENSE (1.1%)
         General Dynamics Corp. . . . . . . .               650            51,435

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------

         Goodrich Corp. . . . . . . . . . . .               500        $    7,550
         Honeywell International, Inc.. . . .               895            21,426
         Raytheon Co. . . . . . . . . . . . .               450            13,275

                                                                       ----------
                                                                           93,686
                                                                       ----------
         AIR FREIGHT & COURIERS (0.1%)
         United Parcel Service, Inc., Class B               200            12,002
                                                                       ----------
         COMMERCIAL SERVICES & SUPPLIES (2.8%)
         Automatic Data Processing, Inc.. . .             1,870            79,531
         Deluxe Corp. . . . . . . . . . . . .               250            11,555
         First Data Corp. . . . . . . . . . .             2,400            83,856
         Pitney Bowes, Inc. . . . . . . . . .               300            10,065
         R.R. Donnelley & Sons Co.. . . . . .               625            12,531
         Weight Watchers International, Inc.*             1,085            51,375

                                                                       ----------
                                                                          248,913
                                                                       ----------
         CONSTRUCTION & ENGINEERING (0.2%)
         Fluor Corp.. . . . . . . . . . . . .               520            12,298
                                                                       ----------
         ELECTRICAL EQUIPMENT (0.3%)
         Cooper Industries Ltd., Class A. . .               475            14,958
         Hubbell, Inc., Class B . . . . . . .               400            13,580

                                                                       ----------
                                                                           28,538
                                                                       ----------
         INDUSTRIAL CONGLOMERATES (1.4%)
         General Electric Co. . . . . . . . .             4,985           125,871
                                                                       ----------
         MACHINERY (0.5%)
         Eaton Corp.. . . . . . . . . . . . .               200            13,678
         Ingersoll-Rand Co., Class A. . . . .               250             9,750
         Parker-Hannifin Corp.. . . . . . . .               450            19,633

                                                                       ----------
                                                                           43,061
                                                                       ----------
         RAILROADS (0.7%)
         Burlington Northern Santa Fe Corp. .               800            20,584
         CSX Corp.. . . . . . . . . . . . . .               400            11,040
         Norfolk Southern Corp. . . . . . . .               800            16,160
         Union Pacific Corp.. . . . . . . . .               300            17,715

                                                                       ----------
                                                                           65,499
                                                                       ----------
         TRADING COMPANIES & DISTRIBUTORS (0.2%)
         Genuine Parts Co.. . . . . . . . . .               525            15,509
                                                                       ----------
          TOTAL INDUSTRIALS . . . . . . . . .                             645,377
                                                                       ----------
         INFORMATION TECHNOLOGY (13.1%)
         APPLICATION SOFTWARE (0.5%)
         Electronic Arts, Inc.* . . . . . . .               635            41,351
                                                                       ----------
         COMPUTER HARDWARE (0.9%)
         Dell Computer Corp.* . . . . . . . .               125             3,576
         Hewlett-Packard Co.. . . . . . . . .             2,535            40,053
         International Business Machines Corp.              500            39,470

                                                                       ----------
                                                                           83,099
                                                                       ----------
         COMPUTER STORAGE & PERIPHERALS (0.0%)
         Quantum Corp.* . . . . . . . . . . .               900             2,664
                                                                       ----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
         Arrow Electronics, Inc.* . . . . . .               500             6,565
         Avnet, Inc.. . . . . . . . . . . . .               500             4,650
         Flextronics International Ltd.*. . .             4,555            38,080
         Solectron Corp.* . . . . . . . . . .             2,700             6,075
         Tech Data Corp.* . . . . . . . . . .               375            11,981

                                                                       ----------
                                                                           67,351
                                                                       ----------
         INTERNET SOFTWARE & SERVICES (1.9%)
         AOL Time Warner, Inc.* . . . . . . .            11,780           173,755
                                                                       ----------
         IT CONSULTING & SERVICES (1.0%)
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . . .             1,650            75,983
         Electronic Data Systems Corp.. . . .               600             9,036

                                                                       ----------
                                                                           85,019
                                                                       ----------

                                       18


                                                    NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------

         NETWORKING EQUIPMENT (0.5%)
         Cisco Systems, Inc.* . . . . . . . .             3,750        $   41,925
                                                                       ----------
         SEMICONDUCTOR EQUIPMENT (0.9%)
         Applied Materials, Inc.* . . . . . .             3,880            58,317
         ASML Holding N.V. (New York Shares)*             2,400            20,640


                                                                       ----------
                                                                           78,957
                                                                       ----------
         SEMICONDUCTORS (1.0%)
         Intel Corp.. . . . . . . . . . . . .             1,500            25,950
         Linear Technology Corp.. . . . . . .             1,620            44,777
         Texas Instruments, Inc.. . . . . . .             1,205            19,111

                                                                       ----------
                                                                           89,838
                                                                       ----------
         SYSTEMS SOFTWARE (4.3%)
         Microsoft Corp.* . . . . . . . . . .             6,505           347,822
         Oracle Corp.*. . . . . . . . . . . .             3,800            38,950

                                                                       ----------
                                                                          386,772
                                                                       ----------
         TELECOMMUNICATIONS EQUIPMENT (1.3%)
         ADC Telecommunications, Inc.*. . . .             1,100             1,738
         Corning, Inc.* . . . . . . . . . . .             7,300            13,651
         Nokia OYJ  (ADR) . . . . . . . . . .             4,005            66,563
         Nortel Networks Corp.* . . . . . . .            14,100            17,343
         Tellabs, Inc.* . . . . . . . . . . .             2,200            16,896

                                                                       ----------
                                                                          116,191
                                                                       ----------
          TOTAL INFORMATION TECHNOLOGY  . . .                           1,166,922
                                                                       ----------
         MATERIALS (1.6%)
         CHEMICALS (1.0%)
         Ashland, Inc.. . . . . . . . . . . .               475            12,469
         Du Pont (E.I.) de Nemours & Co.. . .               750            30,937
         FMC Corp.* . . . . . . . . . . . . .               300             9,177
         Lubrizol Corp. . . . . . . . . . . .               575            16,675
         PPG Industries, Inc. . . . . . . . .               400            18,812

                                                                       ----------
                                                                           88,070
                                                                       ----------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.* . . .               750             9,758
                                                                       ----------
         PAPER & FOREST PRODUCTS (0.5%)
         Georgia-Pacific Corp.. . . . . . . .               600             7,320
         International Paper Co.. . . . . . .               625            21,831
         MeadWestvaco Corp. . . . . . . . . .               600            12,570

                                                                       ----------
                                                                           41,721
                                                                       ----------
          TOTAL MATERIALS . . . . . . . . . .                             139,549
                                                                       ----------
         TELECOMMUNICATION SERVICES (2.6%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
         AT&T Corp. . . . . . . . . . . . . .             1,400            18,256
         BellSouth Corp.. . . . . . . . . . .               150             3,923
         Qwest Communications
         International, Inc.* . . . . . . . .             4,150            14,068
         SBC Communications, Inc. . . . . . .             1,850            47,471
         Verizon Communications, Inc. . . . .             3,850           145,376

                                                                       ----------
          TOTAL TELECOMMUNICATION SERVICES  .                             229,094
                                                                       ----------


                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
-----------------------------------------------------------------------------------

         UTILITIES (4.0%)
         ELECTRIC UTILITIES (3.9%)
         Allegheny Energy, Inc. . . . . . . .               600        $    3,420
         Ameren Corp. . . . . . . . . . . . .               525            21,210
         American Electric Power Co.. . . . .             3,175            81,407
         Consolidated Edison, Inc.. . . . . .               475            20,221
         Constellation Energy Group, Inc. . .               650            16,627
         Entergy Corp.. . . . . . . . . . . .               500            22,045
         PPL Corp.. . . . . . . . . . . . . .               625            21,631
         Public Service Enterprise Group, Inc.              800            22,920
         Southern Co. . . . . . . . . . . . .             4,600           136,620

                                                                       ----------
                                                                          346,101
                                                                       ----------
         MULTI - UTILITIES (0.1%)
         Puget Energy, Inc. . . . . . . . . .               700            14,903
                                                                       ----------
          TOTAL UTILITIES . . . . . . . . . .                             361,004
                                                                       ----------
         TOTAL COMMON STOCKS (96.2%)
          (Cost $9,980,829) . . . . . . . . .                           8,547,789
                                                                       ----------
                                                      PRINCIPAL
                                                         AMOUNT
                                                     ------------

         SHORT-TERM DEBT SECURITIES:
         U.S GOVERNMENT AGENCY (1.1%)
         Federal Home Loan Bank
          (Discount Note), 11/1/02. . . . . .        $  100,000            99,995
         TIME DEPOSIT (3.3%)

         JPMorgan Chase Nassau,                         289,115           289,115
          1.22%, 11/1/02. . . . . . . . . . .                          ----------
         TOTAL SHORT-TERM DEBT SECURITIES (4.4%)
          (Amortized Cost $389,110) . . . . .                             389,110
                                                                       ----------
         TOTAL INVESTMENTS (100.6%)
          (Cost/Amortized Cost $10,369,939)                             8,936,899
         OTHER ASSETS LESS LIABILITIES (-0.6%)                            (51,402)
                                                                       ----------
         NET ASSETS (100%)  . . . . . . . . .                          $8,885,497
                                                                       ==========

*	Non-income producing.
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------

Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                $14,129,912
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                  3,057,793

As of October 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized
 appreciation . . . . . .                 $   187,019
Aggregate gross unrealized
 depreciation . . . . . .                  (1,879,959)
                                          -----------
Net unrealized
 depreciation . . . . . .                 $(1,692,940 )
                                          ===========
Federal income tax cost of
 investments. . . . . . .                 $10,629,839
                                          ===========


For the period from December 31, 2001* to October 31, 2002, the Fund incurred approximately $2,107 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $831,395 which expires in the year 2010.

---------
* Commencement of Operations
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                     NUMBER              VALUE
                                                       OF               (NOTE1)
                                                     SHARES
------------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (9.2%)
         AUTO COMPONENTS (0.2%)
                                                                       $
         Delphi Automotive Systems Corp. . . .             1,270             8,839
         Johnson Controls, Inc.. . . . . . . .               100             7,800

                                                                        ----------
                                                                            16,639
                                                                        ----------
         AUTOMOBILES (0.6%)
         Harley-Davidson, Inc. . . . . . . . .             1,100            57,530
                                                                        ----------
         DEPARTMENT STORES (1.0%)
         Sears, Roebuck & Co.. . . . . . . . .             3,450            90,597
                                                                        ----------
         GENERAL MERCHANDISE STORES (1.0%)
         Target Corp.. . . . . . . . . . . . .             3,100            93,372
                                                                        ----------
         HOTELS (0.6%)
         Carnival Corp.. . . . . . . . . . . .             2,150            56,158
                                                                        ----------
         HOUSEHOLD DURABLES (0.2%)
         Lennar Corp.. . . . . . . . . . . . .               300            16,551
                                                                        ----------
         MEDIA (5.2%)
         Clear Channel Communications, Inc.* .             2,200            81,510
         Comcast Corp., Class A* . . . . . . .               900            20,709
         COX Communications, Inc., Class A*. .               700            19,180
         Gannett Co., Inc. . . . . . . . . . .               780            59,225
         Liberty Media Corp., Class A* . . . .            15,750           130,252
         Reed International plc. . . . . . . .             5,870            51,842
         Tribune Co. . . . . . . . . . . . . .               630            30,272
         Viacom, Inc., Class B*. . . . . . . .             1,320            58,885
         Walt Disney Co. . . . . . . . . . . .             1,590            26,553

                                                                        ----------
                                                                           478,428
                                                                        ----------
         PHOTOGRAPHIC PRODUCTS (0.2%)
         Eastman Kodak Co. . . . . . . . . . .               610            20,100
                                                                        ----------
         TEXTILES & APPAREL (0.2%)
         Nike, Inc., Class B . . . . . . . . .               400            18,876
                                                                        ----------
          TOTAL CONSUMER DISCRETIONARY . . . .                             848,251
                                                                        ----------
         CONSUMER STAPLES (10.9%)
         BEVERAGES (2.3%)
         Anheuser-Busch Cos., Inc. . . . . . .               500            26,380
         Diageo plc. . . . . . . . . . . . . .             1,490            16,796
         Diageo plc (ADR). . . . . . . . . . .             2,700           120,339
         PepsiCo, Inc. . . . . . . . . . . . .             1,010            44,541

                                                                        ----------
                                                                           208,056
                                                                        ----------
         FOOD PRODUCTS (6.2%)
         Archer-Daniels-Midland Co.. . . . . .             3,630            49,441
         H.J. Heinz Co.. . . . . . . . . . . .               600            19,296
         Kellogg Co. . . . . . . . . . . . . .             2,370            75,508
         Loews Corp.- Carolina Group . . . . .               800            16,000
         Nestle SA (ADR) . . . . . . . . . . .             3,850           204,242
         Philip Morris Cos., Inc.. . . . . . .             4,790           195,193
         Smucker (J.M.) Co.. . . . . . . . . .               450            16,482

                                                                        ----------
                                                                           576,162
                                                                        ----------
         FOOD RETAIL (0.2%)
         Kroger Co.* . . . . . . . . . . . . .             1,300            19,292
                                                                        ----------
         HOUSEHOLD PRODUCTS (1.9%)
         Kimberly-Clark Corp.. . . . . . . . .             2,649           136,423
         Procter & Gamble Co.. . . . . . . . .               430            38,034

                                                                        ----------
                                                                           174,457
                                                                        ----------
         PERSONAL PRODUCTS (0.3%)
         Avon Products, Inc. . . . . . . . . .               570            27,639
                                                                        ----------
          TOTAL CONSUMER STAPLES . . . . . . .                           1,005,606
                                                                        ----------
         ENERGY (11.2%)
         INTEGRATED OIL & GAS (8.8%)
         BP plc (ADR). . . . . . . . . . . . .             2,890           111,120

                                                      NUMBER OF            VALUE
                                                        SHARES           (NOTE 1)
------------------------------------------------------------------------------------

                                                                       $
         ChevronTexaco Corp. . . . . . . . . .               400            27,052
         ConocoPhillips. . . . . . . . . . . .             6,311           306,083
         EnCana Corp.. . . . . . . . . . . . .             4,050           117,855
         Exxon Mobil Corp. . . . . . . . . . .             4,300           144,738
         National Fuel Gas Co. . . . . . . . .             1,480            29,852
         Occidental Petroleum Corp.. . . . . .               800            22,824
         TotalFinaElf S.A. (ADR) . . . . . . .               730            49,655

                                                                        ----------
                                                                           809,179
                                                                        ----------
         OIL & GAS DRILLING (0.4%)
         Noble Corp.*. . . . . . . . . . . . .               390            12,605
         Transocean, Inc.. . . . . . . . . . .             1,200            26,376

                                                                        ----------
                                                                            38,981
                                                                        ----------
         OIL & GAS EQUIPMENT & SERVICES (0.4%)
         Baker Hughes, Inc.. . . . . . . . . .               200             5,810
         Schlumberger Ltd. . . . . . . . . . .               800            32,088

                                                                        ----------
                                                                            37,898
                                                                        ----------
         OIL & GAS EXPLORATION & PRODUCTION (1.6%)
         Anadarko Petroleum Corp.. . . . . . .               685            30,510
         Apache Corp.. . . . . . . . . . . . .               675            36,490
         Devon Energy Corp.. . . . . . . . . .               630            31,815
         Kerr-McGee Corp.. . . . . . . . . . .               300            13,050
         Unocal Corp.. . . . . . . . . . . . .             1,150            31,786

                                                                        ----------
                                                                           143,651
                                                                        ----------
          TOTAL ENERGY . . . . . . . . . . . .                           1,029,709
                                                                        ----------
         FINANCIALS (28.6%)
         BANKS (7.7%)
         Bank of America Corp. . . . . . . . .             4,750           331,550
         Bank One Corp.. . . . . . . . . . . .             3,030           116,867
         FleetBoston Financial Corp. . . . . .             2,130            49,820
         Mellon Financial Corp.. . . . . . . .             1,600            45,264
         National City Corp. . . . . . . . . .             1,270            34,455
         SouthTrust Corp.. . . . . . . . . . .               950            24,339
         SunTrust Banks, Inc.. . . . . . . . .               720            43,805
         Wachovia Corp.. . . . . . . . . . . .             1,320            45,923
         Washington Mutual, Inc. . . . . . . .               500            17,880

                                                                        ----------
                                                                           709,903
                                                                        ----------
         DIVERSIFIED FINANCIALS (13.8%)
         American Express Co.. . . . . . . . .               790            28,732
         Capital One Financial Corp. . . . . .               400            12,188
         Citigroup, Inc. . . . . . . . . . . .            11,720           433,054
         Fannie Mae. . . . . . . . . . . . . .             3,905           261,088
         Freddie Mac . . . . . . . . . . . . .             1,050            64,659
         Goldman Sachs Group, Inc. . . . . . .             1,150            82,340
         Household International, Inc. . . . .             2,300            54,648
         J.P. Morgan Chase & Co. . . . . . . .             5,900           122,425
         MBNA Corp.. . . . . . . . . . . . . .             3,750            76,163
         Merrill Lynch & Co., Inc. . . . . . .             2,550            96,773
         Morgan Stanley. . . . . . . . . . . .             1,000            38,920

                                                                        ----------
                                                                         1,270,990
                                                                        ----------
         INSURANCE (6.9%)
         Ace Ltd.. . . . . . . . . . . . . . .               900            27,675
         Allstate Corp.. . . . . . . . . . . .             1,550            61,659
         American International Group, Inc.. .             1,400            87,570
         Chubb Corp. . . . . . . . . . . . . .               470            26,513
         Hartford Financial Services Group,
          Inc. . . . . . . . . . . . . . . . .               630            24,885
         Loews Corp. . . . . . . . . . . . . .             2,750           118,635
         Metlife, Inc. . . . . . . . . . . . .             5,110           122,027
         PMI Group, Inc. . . . . . . . . . . .             1,200            35,760
         Safeco Corp.. . . . . . . . . . . . .               680            24,181
         St. Paul Cos., Inc. . . . . . . . . .               450            14,760
         Travelers Property Casualty Corp.,
          Class A* . . . . . . . . . . . . . .             6,937            92,054
         Travelers Property Casualty Corp.,
          Class B* . . . . . . . . . . . . . .                24               324

                                                                        ----------
                                                                           636,043
                                                                        ----------

                                       21


                                                      NUMBER OF            VALUE
                                                        SHARES           (NOTE 1)
------------------------------------------------------------------------------------

         REAL ESTATE (0.2%)

                                                                       $
         Equity Office Properties Trust (REIT)               700            16,856
                                                                        ----------
          TOTAL FINANCIALS . . . . . . . . . .                           2,633,792
                                                                        ----------
         HEALTH CARE (10.5%)
         HEALTH CARE EQUIPMENT & SERVICES (4.0%)
         Baxter International, Inc.. . . . . .             2,800            70,056
         Cardinal Health, Inc. . . . . . . . .               550            38,066
         Guidant Corp.*. . . . . . . . . . . .             2,400            70,968
         HCA, Inc. . . . . . . . . . . . . . .             1,850            80,456
         Tenet Healthcare Corp.* . . . . . . .             1,800            51,750
         Wellpoint Health Networks, Inc.*. . .               700            52,647

                                                                        ----------
                                                                           363,943
                                                                        ----------
         PHARMACEUTICALS (6.5%)
         Abbott Laboratories . . . . . . . . .             1,130            47,313
         Eli Lilly & Co. . . . . . . . . . . .               560            31,080
         Merck & Co., Inc. . . . . . . . . . .               700            37,968
         Pfizer, Inc.. . . . . . . . . . . . .             5,290           168,063
         Schering-Plough Corp. . . . . . . . .             5,000           106,750
         Wyeth . . . . . . . . . . . . . . . .             6,300           211,050

                                                                        ----------
                                                                           602,224
                                                                        ----------
          TOTAL HEALTH CARE  . . . . . . . . .                             966,167
                                                                        ----------
         INDUSTRIALS (9.4%)
         AEROSPACE & DEFENSE (3.0%)
         Honeywell International, Inc. . . . .               590            14,125
         Northrop Grumman Corp.. . . . . . . .             1,940           200,072
         United Technologies Corp. . . . . . .             1,000            61,670

                                                                        ----------
                                                                           275,867
                                                                        ----------
         COMMERCIAL SERVICES & SUPPLIES (2.5%)
         Cendant Corp.*. . . . . . . . . . . .            13,550           155,825
         First Data Corp.. . . . . . . . . . .             2,200            76,868

                                                                        ----------
                                                                           232,693
                                                                        ----------
         ELECTRICAL EQUIPMENT (0.0%)
         Cooper Industries Ltd., Class A . . .               100             3,149
                                                                        ----------
         INDUSTRIAL CONGLOMERATES (0.7%)
         3M Co.. . . . . . . . . . . . . . . .               290            36,813
         Tyco International Ltd. . . . . . . .             2,100            30,366

                                                                        ----------
                                                                            67,179
                                                                        ----------
         MACHINERY (1.7%)
         Caterpillar, Inc. . . . . . . . . . .               630            25,735
         Deere & Co. . . . . . . . . . . . . .             1,690            78,399
         Illinois Tool Works, Inc. . . . . . .               135             8,289
         Pall Corp.. . . . . . . . . . . . . .             1,410            24,492
         SPX Corp.*. . . . . . . . . . . . . .               400            16,804

                                                                        ----------
                                                                           153,719
                                                                        ----------
         RAILROADS (1.5%)
         Burlington Northern Santa Fe Corp.. .               500            12,865
         Canadian National Railway Co. . . . .               864            36,867
         Union Pacific Corp. . . . . . . . . .             1,500            88,575

                                                                        ----------
                                                                           138,307
                                                                        ----------
          TOTAL INDUSTRIALS  . . . . . . . . .                             870,914
                                                                        ----------
         INFORMATION TECHNOLOGY (5.3%)
         COMPUTER HARDWARE (0.2%)
         Hewlett-Packard Co. . . . . . . . . .             1,100            17,380
                                                                        ----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
         Flextronics International Ltd.* . . .             1,310            10,951
         Intersil Corp., Class A*. . . . . . .             1,400            23,786
         Koninklijke Royal Philips Electronics
          N.V. (ADR) . . . . . . . . . . . . .             4,200            74,340
         Sanmina-SCI Corp.*. . . . . . . . . .             1,600             4,928
         Solectron Corp.*. . . . . . . . . . .             4,200             9,450

                                                                        ----------
                                                                           123,455
                                                                        ----------
         INTERNET SOFTWARE & SERVICES (0.2%)
         AOL Time Warner, Inc.*. . . . . . . .             1,300            19,175
                                                                        ----------

                                                      NUMBER OF            VALUE
                                                        SHARES           (NOTE 1)
------------------------------------------------------------------------------------

         IT CONSULTING & SERVICES (0.7%)
         Accenture Ltd., Class A*. . . . . . .             3,900        $   65,832
                                                                        ----------
         NETWORKING EQUIPMENT (0.4%)
         Juniper Networks, Inc.* . . . . . . .             5,800            33,785
                                                                        ----------
         SEMICONDUCTOR EQUIPMENT (0.3%)
         Marvell Technology Group Ltd.*. . . .             1,800            29,178
                                                                        ----------
         SEMICONDUCTORS (1.6%)
         Altera Corp.* . . . . . . . . . . . .             3,000            35,160
         Analog Devices, Inc.* . . . . . . . .               820            21,976
         Intel Corp. . . . . . . . . . . . . .             1,540            26,642
         Maxim Integrated Products, Inc.*. . .               400            12,736
         Micron Technology, Inc.*. . . . . . .             2,000            32,000
         Texas Instruments, Inc. . . . . . . .               980            15,543

                                                                        ----------
                                                                           144,057
                                                                        ----------
         SYSTEMS SOFTWARE (0.4%)
         VERITAS Software Corp.* . . . . . . .             2,300            35,075
                                                                        ----------
         TELECOMMUNICATIONS EQUIPMENT (0.2%)
         Amdocs Ltd.*. . . . . . . . . . . . .             1,100             7,678
         QUALCOMM, Inc.* . . . . . . . . . . .               400            13,808

                                                                        ----------
                                                                            21,486
                                                                        ----------
          TOTAL INFORMATION TECHNOLOGY . . . .                             489,423
                                                                        ----------
         MATERIALS (4.9%)
         CHEMICALS (2.6%)
         Air Products & Chemicals, Inc.. . . .               680            30,056
         Akzo Nobel N.V. . . . . . . . . . . .               560            16,748
         Du Pont (E.I.) de Nemours & Co. . . .             1,000            41,250
         Lyondell Chemical Co. . . . . . . . .             1,400            17,500
         PPG Industries, Inc.. . . . . . . . .               710            33,391
         Praxair, Inc. . . . . . . . . . . . .               595            32,428
         Syngenta AG . . . . . . . . . . . . .             1,220            72,603

                                                                        ----------
                                                                           243,976
                                                                        ----------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.*. . . .               600             7,806
                                                                        ----------
         METALS & MINING (0.9%)
         Alcan, Inc. . . . . . . . . . . . . .               490            13,794
         Alcoa, Inc. . . . . . . . . . . . . .             2,590            57,135
         Phelps Dodge Corp.* . . . . . . . . .               260             8,065

                                                                        ----------
                                                                            78,994
                                                                        ----------
         PAPER & FOREST PRODUCTS (1.3%)
         International Paper Co. . . . . . . .             1,430            49,950
         Weyerhaeuser Co.. . . . . . . . . . .             1,600            72,480

                                                                        ----------
                                                                           122,430
                                                                        ----------
          TOTAL MATERIALS  . . . . . . . . . .                             453,206
                                                                        ----------
         TELECOMMUNICATION SERVICES (3.9%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
         AT&T Corp.. . . . . . . . . . . . . .            15,240           198,729
         BellSouth Corp. . . . . . . . . . . .             2,580            67,467
         BT Group plc. . . . . . . . . . . . .             3,730            10,592
         SBC Communications, Inc.. . . . . . .             2,800            71,848
         Sprint Corp. (FON Group). . . . . . .               700             8,694

                                                                        ----------
          TOTAL TELECOMMUNICATION SERVICES . .                             357,330
                                                                        ----------
         UTILITIES (2.4%)
         ELECTRIC UTILITIES (1.7%)
         Ameren Corp.. . . . . . . . . . . . .               400            16,160
         Constellation Energy Group, Inc.. . .               900            23,022
         Entergy Corp. . . . . . . . . . . . .               400            17,636
         FPL Group, Inc. . . . . . . . . . . .               750            44,235
         NSTAR . . . . . . . . . . . . . . . .               790            33,140
         Pinnacle West Capital Corp. . . . . .               400            11,400
         PPL Corp. . . . . . . . . . . . . . .               250             8,653

                                                                        ----------
                                                                           154,246
                                                                        ----------

                                       22


                                                      NUMBER OF            VALUE
                                                        SHARES           (NOTE 1)
------------------------------------------------------------------------------------

         GAS UTILITIES (0.5%)
         KeySpan Corp. . . . . . . . . . . . .               600        $   21,918
         NiSource, Inc.. . . . . . . . . . . .               830            13,712
         WGL Holdings, Inc.. . . . . . . . . .               350             8,095

                                                                        ----------
                                                                            43,725
                                                                        ----------
         MULTI - UTILITIES (0.2%)
         Energy East Corp. . . . . . . . . . .               990            21,087
                                                                        ----------
          TOTAL UTILITIES  . . . . . . . . . .                             219,058
                                                                        ----------
         TOTAL COMMON STOCKS (96.3%)
          (Cost $10,019,294) . . . . . . . . .                           8,873,456
                                                                        ----------

         CONVERTIBLE PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.2%)
         AUTOMOBILES (0.2%)
         General Motors Corp.. . . . . . . . .               720            15,012
                                                                        ----------
         FINANCIALS (0.1%)
         INSURANCE (0.1%)
         Travelers Property Casualty Corp. . .               430             9,137
                                                                        ----------
         INDUSTRIALS (0.0%)
         AEROSPACE & DEFENSE (0.0%)
         Northrop Grumman Corp.. . . . . . . .                30             3,339
                                                                        ----------
         INFORMATION TECHNOLOGY (0.4%)
         TELECOMMUNICATIONS EQUIPMENT (0.4%)
         Motorola, Inc.. . . . . . . . . . . .             1,020            34,170
                                                                        ----------

                                                      NUMBER OF            VALUE
                                                        SHARES           (NOTE 1)
------------------------------------------------------------------------------------

         UTILITIES (0.1%)
         ELECTRIC UTILITIES (0.1%)
         TXU Corp. . . . . . . . . . . . . . .               400        $    9,900
                                                                        ----------
         TOTAL CONVERTIBLE PREFERRED
          STOCKS (0.8%)
          (Cost $101,648). . . . . . . . . . .                              71,558
                                                                        ----------

                                                       PRINCIPAL
                                                          AMOUNT
                                                      ------------
         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (3.3%)
          JPMorgan Chase Nassau
           1.22%, 11/1/02                             $  306,331
           (Amortized Cost $306,331) . . . . .                             306,331
                                                                        ----------


         TOTAL INVESTMENTS (100.4%)
          (Cost/Amortized Cost $10,427,273)                              9,251,345
         OTHER ASSETS LESS LIABILITIES (-0.4%)                             (38,107)
                                                                        ----------
         NET ASSETS (100%) . . . . . . . . . .                          $9,213,238
                                                                        ==========

*	Non-income producing.
Glossary:
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Investment security transactions for the period from December 31, 2001* to
October 31, 2002 were as follows:
Cost of Purchases:
Stocks and long-term corporate debt securities				$	21,366,216
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					10,130,844

As of October 31, 2002, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost
of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation				$	114,712
Aggregate gross unrealized depreciation					(1,611,066)
Net unrealized depreciation						$	(1,496,354)
Federal income tax cost of investments				$	10,747,699

For the period from December 31, 2001* to October 31, 2002, the
Fund incurred approximately $672 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $796,825 which expires in the year 2010.

*	Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.7%)
         APPAREL RETAIL (0.5%)
                                                                       $
         Aeropostale, Inc.* . . . . . . . . . .             750              8,977
         Chico's FAS, Inc.* . . . . . . . . . .             800             15,440
         Christopher & Banks Corp.* . . . . . .             500             13,350
         dELiA*s Corp., Class A*. . . . . . . .           9,300              4,650

                                                                        ----------
                                                                            42,417
                                                                        ----------
         AUTO COMPONENTS (0.8%)
         Advance Auto Parts, Inc.*. . . . . . .             400             21,420
         O'Reilly Automotive, Inc.* . . . . . .           1,700             46,359

                                                                        ----------
                                                                            67,779
                                                                        ----------
         CASINOS & GAMING (1.0%)
         Alliance Gaming Corp.* . . . . . . . .           1,200             20,112
         Station Casinos, Inc.* . . . . . . . .           3,400             61,166

                                                                        ----------
                                                                            81,278
                                                                        ----------
         CATALOG RETAIL (0.6%)
         MSC Industrial Direct Co.* . . . . . .           2,100             27,216
         Valuevision International, Inc., Class
          A*. . . . . . . . . . . . . . . . . .           1,700             22,474

                                                                        ----------
                                                                            49,690
                                                                        ----------
         COMPUTER & ELECTRONICS RETAIL (2.4%)
         GameStop Corp.*. . . . . . . . . . . .           4,625             82,787
         Harman International Industries, Inc..           1,075             60,200
         Tweeter Home Entertainment
          Group, Inc.*. . . . . . . . . . . . .           2,000             15,622
         Ultimate Electronics, Inc.*. . . . . .           2,750             35,833

                                                                        ----------
                                                                           194,442
                                                                        ----------
         GENERAL MERCHANDISE STORES (1.7%)
         Big Lots, Inc.*. . . . . . . . . . . .           1,600             26,560
         Dollar Tree Stores, Inc.*. . . . . . .           1,950             51,265
         Family Dollar Stores, Inc. . . . . . .           1,550             47,725
         Pricesmart, Inc.*. . . . . . . . . . .             500             13,175

                                                                        ----------
                                                                           138,725
                                                                        ----------
         HOUSEHOLD DURABLES (1.1%)
         Cost Plus, Inc.* . . . . . . . . . . .             600             17,341
         Lennar Corp. . . . . . . . . . . . . .             825             45,515
         Select Comfort Corp.*. . . . . . . . .           3,200             27,680

                                                                        ----------
                                                                            90,536
                                                                        ----------
         LEISURE FACILITIES (0.4%)
         Regal Entertainment Group, Class A*. .           1,700             32,810
                                                                        ----------
         LEISURE PRODUCTS (0.2%)
         Leapfrog Enterprises, Inc.*. . . . . .             700             19,131
                                                                        ----------
         MEDIA (2.5%)
         Cox Radio, Inc., Class A*. . . . . . .           1,600             37,984
         Hispanic Broadcasting Corp.* . . . . .           1,800             38,700
         Lamar Advertising Co.* . . . . . . . .           1,175             39,880
         Mediacom Communications Corp.* . . . .           4,500             24,525
         Radio One, Inc., Class D*. . . . . . .           1,600             26,688
         Univision Communications,
          Inc., Class A*. . . . . . . . . . . .           1,375             35,626

                                                                        ----------
                                                                           203,403
                                                                        ----------
         PHOTOGRAPHIC PRODUCTS (0.7%)
         Scansource, Inc.*. . . . . . . . . . .             900             54,090
                                                                        ----------
         RESTAURANTS (1.5%)
         Brinker International, Inc.* . . . . .           1,775             50,392
         Cheesecake Factory, Inc.*. . . . . . .           1,525             51,698
         Ruby Tuesday, Inc. . . . . . . . . . .             100              1,745
         Total Entertainment Restaurant Corp.*.           2,000             14,040

                                                                        ----------
                                                                           117,875
                                                                        ----------
         SPECIALTY STORES (3.3%)
         Bed Bath & Beyond, Inc.* . . . . . . .           2,225             78,898
         Charming Shoppes, Inc.*. . . . . . . .           3,000             13,800

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

                                                                       $
         Hollywood Entertainment Corp.* . . . .           2,050             40,303
         Michaels Stores, Inc.* . . . . . . . .           1,650             74,184
         Petsmart, Inc.*. . . . . . . . . . . .           2,250             42,998
         Williams-Sonoma, Inc.* . . . . . . . .             900             21,420

                                                                        ----------
                                                                           271,603
                                                                        ----------
          TOTAL CONSUMER DISCRETIONARY  . . . .                          1,363,779
                                                                        ----------
         CONSUMER STAPLES (0.3%)
         FOOD PRODUCTS (0.3%)
         Chiquita Brands International, Inc.. .           1,900             23,256
                                                                        ----------
         ENERGY (5.0%)
         INTEGRATED OIL & GAS (0.3%)
         Key Energy Services, Inc.* . . . . . .           2,750             24,557
                                                                        ----------
         OIL & GAS DRILLING (0.8%)
         Ensco International, Inc.. . . . . . .           1,225             33,124
         Patterson-UTI Energy, Inc.*. . . . . .           1,000             28,920

                                                                        ----------
                                                                            62,044
                                                                        ----------
         OIL & GAS EQUIPMENT & SERVICES (2.7%)
         BJ Services Co.* . . . . . . . . . . .           1,325             40,187
         Cooper Cameron Corp.*. . . . . . . . .             700             32,634
         National-Oilwell, Inc.*. . . . . . . .           3,450             71,933
         Spinnaker Exploration Co.* . . . . . .             800             15,400
         Superior Energy Services, Inc.*. . . .           3,000             24,570
         W-H Energy Services, Inc.* . . . . . .           2,000             33,240

                                                                        ----------
                                                                           217,964
                                                                        ----------
         OIL & GAS EXPLORATION & PRODUCTION (0.9%)
         Newfield Exploration Co.*. . . . . . .           1,000             34,990
         Pogo Producing Co. . . . . . . . . . .           1,200             43,260

                                                                        ----------
                                                                            78,250
                                                                        ----------
         OIL & GAS REFINING & MARKETING (0.3%)
         Premcor, Inc.* . . . . . . . . . . . .           1,400             28,070
                                                                        ----------
          TOTAL ENERGY  . . . . . . . . . . . .                            410,885
                                                                        ----------
         FINANCIALS (8.3%)
         BANKS (2.1%)
         City National Corp.. . . . . . . . . .           1,050             47,512
         Commerce Bancorp, Inc. . . . . . . . .             900             41,319
         Investors Financial Services Corp. . .           1,300             39,871
         Southwest Bancorporation of
          Texas, Inc.*. . . . . . . . . . . . .           1,400             39,550

                                                                        ----------
                                                                           168,252
                                                                        ----------
         DIVERSIFIED FINANCIALS (2.3%)
         A.G. Edwards, Inc. . . . . . . . . . .             900             29,610
         Affiliated Managers Group, Inc.* . . .             800             41,536
         AMBAC Financial Group, Inc.. . . . . .             625             38,625
         AmeriCredit Corp.* . . . . . . . . . .           2,500             18,975
         BlackRock, Inc.* . . . . . . . . . . .             700             25,004
         NetBank, Inc.* . . . . . . . . . . . .           3,250             32,110

                                                                        ----------
                                                                           185,860
                                                                        ----------
         INSURANCE (3.5%)
         HCC Insurance Holdings, Inc. . . . . .           1,925             47,220
         Mercury General Corp.. . . . . . . . .             975             40,463
         Platinum Underwriters Holdings Ltd.. .           1,000             25,100
         PMI Group, Inc.. . . . . . . . . . . .           1,750             52,150
         Radian Group, Inc. . . . . . . . . . .           1,100             38,797
         Renaissance Reinsurance Holdings Ltd..             500             20,500
         Stancorp Financial Group, Inc. . . . .             700             37,800
         Willis Group Holdings Ltd.*. . . . . .             815             24,939

                                                                        ----------
                                                                           286,969
                                                                        ----------
         INVESTMENT COMPANIES (0.4%)
         American Capital Strategies Ltd. . . .           1,600             31,456
                                                                        ----------
          TOTAL FINANCIALS  . . . . . . . . . .                            672,537
                                                                        ----------

                                       24


                                                      NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         HEALTH CARE (21.5%)
         BIOTECHNOLOGY (4.4%)
                                                                       $
         Affymetrix, Inc.*. . . . . . . . . . .           1,275             33,277
         Charles River Laboratories
          International, Inc.*. . . . . . . . .             800             29,400
         CV Therapeutics, Inc.* . . . . . . . .             750             18,000
         Integra LifeSciences Holdings Corp.* .           1,900             26,258
         InterMune, Inc.* . . . . . . . . . . .           1,000             36,730
         Martek Biosciences Corp.*. . . . . . .           4,300             67,596
         Regeneration Technologies, Inc.* . . .          10,000             91,100
         Telik, Inc.* . . . . . . . . . . . . .             900             13,275
         The Medicines Co.* . . . . . . . . . .           2,900             42,108

                                                                        ----------
                                                                           357,744
                                                                        ----------
         HEALTH CARE EQUIPMENT & SERVICES (12.9%)
         Abgenix, Inc.* . . . . . . . . . . . .           2,600             17,680
         Accredo Health, Inc.*. . . . . . . . .           2,550            118,014
         American Medical Systems
          Holdings, Inc.* . . . . . . . . . . .           1,300             18,187
         AMERIGROUP Corp.*. . . . . . . . . . .           1,000             29,210
         AmerisourceBergen Corp.. . . . . . . .           1,125             80,044
         Aradigm Corp.* . . . . . . . . . . . .           8,000             22,480
         Biomet, Inc. . . . . . . . . . . . . .           1,325             39,035
         Boston Scientific Corp.* . . . . . . .             950             35,749
         Centene Corp.* . . . . . . . . . . . .           1,750             53,252
         Cepheid, Inc.* . . . . . . . . . . . .           3,000             14,877
         Community Health Systems, Inc.*. . . .           1,200             28,200
         Conceptus, Inc.* . . . . . . . . . . .           1,500             20,895
         Cyberonics*. . . . . . . . . . . . . .             800             12,800
         Diagnostic Products Corp.. . . . . . .             500             20,625
         First Health Group Corp.*. . . . . . .           1,050             27,279
         Laboratory Corp. of America Holdings*.           2,300             55,430
         LifePoint Hospitals, Inc.* . . . . . .             500             15,675
         Mid Atlantic Medical Services, Inc.* .             600             21,840
         Omnicare, Inc. . . . . . . . . . . . .           1,500             32,595
         OraSure Technologies, Inc.*. . . . . .           3,100             15,748
         Pediatrix Medical Group, Inc.* . . . .             600             24,000
         Priority Healthcare Corp., Class B*. .             700             17,003
         PSS World Medical, Inc.* . . . . . . .           3,800             29,032
         St. Jude Medical, Inc.*. . . . . . . .           1,150             40,951
         Stericycle, Inc.*. . . . . . . . . . .             900             29,970
         Therasense, Inc.*. . . . . . . . . . .           6,000             35,820
         Thoratec Corp.*. . . . . . . . . . . .           4,000             35,600
         Triad Hospitals, Inc.* . . . . . . . .           1,000             36,500
         United Therapeutics Corp.* . . . . . .           2,600             38,870
         VCA Antech, Inc.*. . . . . . . . . . .           2,000             29,940
         Wellpoint Health Networks, Inc.* . . .             700             52,647

                                                                        ----------
                                                                         1,049,948
                                                                        ----------
         PHARMACEUTICALS (4.2%)
         Axcan Pharma, Inc.*. . . . . . . . . .           2,500             26,625
         D&K Healthcare Resources, Inc. . . . .           1,500             13,815
         Endo Pharmaceuticals Holdings, Inc.* .             400              2,712
         Novavax, Inc.* . . . . . . . . . . . .           8,500             33,660
         Scios, Inc.* . . . . . . . . . . . . .           1,200             34,632
         Support.com, Inc.* . . . . . . . . . .          35,000            133,000
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . . . . . . .             775             60,008
         Trimeris, Inc.*. . . . . . . . . . . .             800             42,320

                                                                        ----------
                                                                           346,772
                                                                        ----------
          TOTAL HEALTH CARE . . . . . . . . . .                          1,754,464
                                                                        ----------
         INDUSTRIALS (12.2%)
         AEROSPACE & DEFENSE (1.3%)
         Aeroflex, Inc.*. . . . . . . . . . . .           4,100             23,739
         Herley Industries, Inc.* . . . . . . .           2,500             40,675
         United Defense Industries, Inc.* . . .           1,600             36,624

                                                                        ----------
                                                                           101,038
                                                                        ----------

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         AIR FREIGHT & COURIERS (0.3%)

                                                                       $
         EGL, Inc.* . . . . . . . . . . . . . .           2,000             26,740
                                                                        ----------
         AIRLINES (1.0%)
         Atlantic Coast Airlines Holdings, Inc.*          1,300             17,160
         JetBlue Airways Corp.* . . . . . . . .             300             12,117
         Ryanair Holdings plc (ADR)*. . . . . .           1,425             53,024

                                                                        ----------
                                                                            82,301
                                                                        ----------
         BUILDING PRODUCTS (0.4%)
         Simpson Manufacturing Co., Inc.* . . .           1,000             35,300
                                                                        ----------
         COMMERCIAL SERVICES & SUPPLIES (7.7%)
         AMN Healthcare Services, Inc.* . . . .           1,050             15,183
         Apollo Group, Inc., Class A* . . . . .             625             25,938
         Bennett Environmental, Inc.* . . . . .           4,750             28,263
         C.H. Robinson Worldwide, Inc.. . . . .           1,300             38,441
         Career Education Corp.*. . . . . . . .           1,475             59,162
         Certegy, Inc.* . . . . . . . . . . . .           1,800             37,800
         Clean Harbors, Inc.* . . . . . . . . .           3,500             30,275
         Coinstar, Inc.*. . . . . . . . . . . .           2,250             67,477
         Digital River, Inc.* . . . . . . . . .           2,000             20,880
         Expeditors International of
          Washington, Inc.. . . . . . . . . . .           1,000             31,510
         Iron Mountain, Inc.* . . . . . . . . .           1,900             53,599
         Manpower, Inc. . . . . . . . . . . . .           2,500             85,250
         Medical Staffing Network
          Holdings, Inc.* . . . . . . . . . . .           1,700             22,678
         Mosaic Group, Inc.*. . . . . . . . . .          25,000             11,977
         Philadelphia Suburban Corp.. . . . . .           1,200             25,788
         Rent-A-Center, Inc.* . . . . . . . . .             800             35,480
         Weight Watchers International, Inc.* .             700             33,145

                                                                        ----------
                                                                           622,846
                                                                        ----------
         ELECTRICAL EQUIPMENT (0.2%)

         Varian Semiconductor Equipment                     700             16,674
          Associates, Inc.* . . . . . . . . . .                         ----------
         MACHINERY (0.6%)
         Idex Corp. . . . . . . . . . . . . . .           1,200             36,048
         Navistar International Corp. . . . . .             600             13,452

                                                                        ----------
                                                                            49,500
                                                                        ----------
         MARINE PORTS & SERVICES (0.3%)
         Horizon Offshore, Inc.*. . . . . . . .           4,250             26,095
                                                                        ----------
         TRUCKING (0.4%)
         Landstar System, Inc.* . . . . . . . .             600             29,244
                                                                        ----------
          TOTAL INDUSTRIALS . . . . . . . . . .                            989,738
                                                                        ----------
         INFORMATION TECHNOLOGY (25.7%)
         AEROSPACE & DEFENSE (1.7%)
         Alliant Techsystems, Inc.* . . . . . .           1,150             69,173
         L-3 Communications Holdings, Inc.* . .           1,400             65,800

                                                                        ----------
                                                                           134,973
                                                                        ----------
         APPLICATION SOFTWARE (2.0%)
         Activision, Inc.*. . . . . . . . . . .           1,600             32,800
         Hyperion Solutions Corp.*. . . . . . .           1,500             40,500
         Informatica Corp.* . . . . . . . . . .          11,400             59,280
         NetIQ Corp.* . . . . . . . . . . . . .             600              8,466
         SmartForce plc (ADR)*. . . . . . . . .           5,500             22,055

                                                                        ----------
                                                                           163,101
                                                                        ----------
         COMPUTER HARDWARE (1.3%)
         CDW Computer Centers, Inc.*. . . . . .           1,000             53,020
         Hutchinson Technology, Inc.* . . . . .             600             12,474
         Intergraph Corp.*. . . . . . . . . . .           2,250             41,400

                                                                        ----------
                                                                           106,894
                                                                        ----------
         COMPUTER STORAGE & PERIPHERALS (0.4%)
         M-Systems Flash Disk Pioneers* . . . .           2,000             13,400
         Western Digital Corp.* . . . . . . . .           3,000             18,570

                                                                        ----------
                                                                            31,970
                                                                        ----------

                                       25


                                                      NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
                                                                       $
         Amphenol Corp., Class A* . . . . . . .           1,200             46,200
         Avocent Corp.* . . . . . . . . . . . .             200              4,000
         Conductus, Inc.* . . . . . . . . . . .           8,900              5,874
         Gentex Corp.*. . . . . . . . . . . . .           1,675             49,379
         HEI, Inc.* . . . . . . . . . . . . . .           8,000             24,800
         Intersil Corp., Class A* . . . . . . .           3,420             58,106
         Jabil Circuit, Inc.* . . . . . . . . .           3,550             54,776
         Photon Dynamics, Inc.* . . . . . . . .           1,650             35,409
         Scientific Games Corp., Class A* . . .           3,300             25,146
         Semtech Corp.* . . . . . . . . . . . .           1,600             22,608
         Tektronix, Inc.* . . . . . . . . . . .           2,000             35,340
         Waters Corp.*. . . . . . . . . . . . .           1,100             27,698

                                                                        ----------
                                                                           389,336
                                                                        ----------
         INTERNET SOFTWARE & SERVICES (5.2%)
         Alloy Online, Inc.*. . . . . . . . . .           3,500             33,701
         Digital Insight Corp.* . . . . . . . .           3,000             31,260
         Getty Images, Inc.*. . . . . . . . . .             900             25,794
         imanage, Inc.* . . . . . . . . . . . .          18,500             49,950
         Matrixone, Inc.* . . . . . . . . . . .           1,700              4,471
         MicroStrategy, Inc., Class A*. . . . .           2,500             30,675
         NetFlix, Inc.* . . . . . . . . . . . .           5,000             44,855
         Overture Services, Inc.* . . . . . . .           1,000             27,530
         Raindance Communications, Inc.*. . . .          12,000             34,440
         RSA Security, Inc.*. . . . . . . . . .           2,800             12,516
         Secure Computing Corp.*. . . . . . . .          15,000             61,950
         Verisity Ltd.* . . . . . . . . . . . .             750             12,150
         WebEx Communications, Inc.*. . . . . .             800             12,544
         Yahoo!, Inc.*. . . . . . . . . . . . .           2,675             39,911

                                                                        ----------
                                                                           421,747
                                                                        ----------
         IT CONSULTING & SERVICES (2.6%)
         Affiliated Computer
          Services, Inc., Class A*. . . . . . .           1,100             50,655
         Corporate Executive Board Co.* . . . .           1,700             56,423
         Hewitt Associates, Inc.* . . . . . . .           3,550            104,547

                                                                        ----------
                                                                           211,625
                                                                        ----------
         SEMICONDUCTOR EQUIPMENT (3.2%)
         AMTI, Inc.*. . . . . . . . . . . . . .           1,800             33,102
         Brooks Automation, Inc.* . . . . . . .           1,000             15,290
         Exar Corp.*. . . . . . . . . . . . . .           3,750             47,250
         Integrated Circuit Systems, Inc.*. . .           2,500             51,100
         Microchip Technology, Inc.*. . . . . .           1,575             38,430
         Mykrolis Corp.*. . . . . . . . . . . .           5,000             28,050
         Novellus Systems, Inc.*. . . . . . . .             800             25,280
         Photronics, Inc.*. . . . . . . . . . .           2,000             24,280

                                                                        ----------
                                                                           262,782
                                                                        ----------
         SEMICONDUCTORS (2.5%)
         Altera Corp.*. . . . . . . . . . . . .           3,625             42,485
         Cree, Inc.*. . . . . . . . . . . . . .           1,000             17,250
         Cypress Semiconductor Corp.* . . . . .           1,900             10,678
         Fairchild Semiconductor
          International, Inc., Class A* . . . .           2,400             28,560
         Maxim Integrated Products, Inc.* . . .             900             28,656
         QLogic Corp.*. . . . . . . . . . . . .           1,215             42,294
         Skyworks Solutions, Inc. . . . . . . .           5,000             35,500

                                                                        ----------
                                                                           205,423
                                                                        ----------
         SYSTEMS SOFTWARE (1.4%)
         Cognos, Inc.*. . . . . . . . . . . . .           2,800             55,496
         Imation, Corp.*. . . . . . . . . . . .             600             24,552
         Jack Henry & Associates, Inc.. . . . .             500              5,140
         Viewpoint Corp.* . . . . . . . . . . .          10,500             32,550

                                                                        ----------
                                                                           117,738
                                                                        ----------

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         TELECOMMUNICATIONS EQUIPMENT (0.6%)
         Arris Group, Inc.* . . . . . . . . . .          11,000         $   19,140
         Tekelec* . . . . . . . . . . . . . . .           3,000             25,980
                                                                        ----------
                                                                            45,120
                                                                        ----------
          TOTAL INFORMATION TECHNOLOGY  . . . .                          2,090,709
                                                                        ----------
         MATERIALS (2.4%)
         CHEMICALS (1.4%)
         Georgia Gulf Corp. . . . . . . . . . .           1,400             30,450
         Lyondell Chemical Co.. . . . . . . . .           2,250             28,125
         Olin Corp. . . . . . . . . . . . . . .           1,500             24,390
         Praxair, Inc.. . . . . . . . . . . . .             625             34,063

                                                                        ----------
                                                                           117,028
                                                                        ----------
         CONSTRUCTION MATERIALS (0.3%)
         RPM, Inc.. . . . . . . . . . . . . . .           1,500             22,590
                                                                        ----------
         CONTAINERS & PACKAGING (0.7%)
         Pactiv Corp.*. . . . . . . . . . . . .           2,700             53,568
                                                                        ----------
          TOTAL MATERIALS . . . . . . . . . . .                            193,186
                                                                        ----------
         TELECOMMUNICATION SERVICES (2.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
         Plantronics, Inc.* . . . . . . . . . .           1,300             19,474
         RMH Teleservices, Inc.*. . . . . . . .           9,250             92,778

                                                                        ----------
                                                                           112,252
                                                                        ----------
         WIRELESS TELECOMMUNICATION SERVICES (0.6%)
         Nextel Partners, Inc., Class A*. . . .           7,000             49,784
                                                                        ----------
          TOTAL TELECOMMUNICATION SERVICES  . .                            162,036
                                                                        ----------
         UTILITIES (0.3%)
         ELECTRIC UTILITIES (0.2%)
         Calpine Corp.* . . . . . . . . . . . .           7,500             15,000
                                                                        ----------
         MULTI - UTILITIES (0.1%)
         Power-One, Inc.* . . . . . . . . . . .           2,500             13,453
                                                                        ----------
          TOTAL UTILITIES . . . . . . . . . . .                             28,453
                                                                        ----------
         TOTAL COMMON STOCKS (94.4%)
          (Cost $8,320,704) . . . . . . . . . .                          7,689,043
                                                                        ----------
                                                       PRINCIPAL
                                                        AMOUNT
                                                       -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (5.2%)
         JPMorgan Chase Nassau
                                                       $
          1.22%, 11/01/02                               425,605
          (Amortized Cost $425,605) . . . . . .                            425,605
                                                                        ----------
         TOTAL INVESTMENTS (99.6%)

          (Cost/Amortized Cost $8,746,309). . .                          8,114,648
         OTHER ASSETS LESS LIABILITIES  (0.4%)                              27,653
                                                                        ----------
         NET ASSETS (100%)  . . . . . . . . . .                         $8,142,301
                                                                        ==========

 *	Non-income producing.
Glossary:
ADR	-	American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities.                $25,769,361
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities.                 13,949,352

As of October 31, 2002, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost
of investments for federal income tax purposes was as follows:
Aggregate gross unrealized
 appreciation . . . . . . .                $   310,890
Aggregate gross unrealized
 depreciation . . . . . . .                 (1,286,415)
                                           -----------
Net unrealized depreciation                $  (975,525)
                                           ===========
Federal income tax cost of
 investments. . . . . . . .                $ 9,090,173
                                           ===========


For the period from December 31, 2001* to October 31, 2002, the Fund incurred approximately $15 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $3,167,513 which expires in the year 2010.

---------
* Commencement of Operations
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (14.1%)
         APPAREL RETAIL (0.9%)
                                                                     $
         American Eagle Outfitters, Inc.* . .           4,750              68,970
         Ann Taylor Stores Corp.* . . . . . .             500              11,715
         Burlington Coat Factory
          Warehouse Corp. . . . . . . . . . .             600              11,748
         Chico's FAS, Inc.* . . . . . . . . .             200               3,860
         Hampshire Group Ltd.*. . . . . . . .             200               4,220
         Oxford Industries, Inc.. . . . . . .             100               2,370

                                                                      -----------
                                                                          102,883
                                                                      -----------
         AUTO COMPONENTS (0.5%)
         ArvinMeritor, Inc. . . . . . . . . .           1,100              16,665
         Bandag, Inc. . . . . . . . . . . . .             100               3,824
         Michelin, Class B (Registered) . . .             600              17,445
         R&B, Inc.* . . . . . . . . . . . . .             100                 885
         Raytech Corp.. . . . . . . . . . . .           1,700              10,115
         Visteon Corp.. . . . . . . . . . . .             700               4,613

                                                                      -----------
                                                                           53,547
                                                                      -----------
         AUTOMOBILES (0.0%)
         America's Car-Mart, Inc.*. . . . . .             300               3,132
                                                                      -----------
         CASINOS & GAMING (0.2%)
         Argosy Gaming Co.* . . . . . . . . .           1,200              24,012
                                                                      -----------
         COMPUTER & ELECTRONICS RETAIL (1.4%)
         Harman International Industries, Inc.          2,800             156,800
                                                                      -----------
         DEPARTMENT STORES (0.9%)
         J.C. Penney, Inc.. . . . . . . . . .           5,350             101,917
                                                                      -----------
         DISTRIBUTORS (0.3%)
         Allou Health & Beauty Care, Inc.,
          Class A*. . . . . . . . . . . . . .             300               1,371
         Hughes Supply, Inc.. . . . . . . . .             700              23,905
         Watsco, Inc., Class B. . . . . . . .             200               3,180

                                                                      -----------
                                                                           28,456
                                                                      -----------
         GENERAL MERCHANDISE STORES (0.4%)
         Big Lots, Inc.*. . . . . . . . . . .           2,900              48,140
                                                                      -----------
         HOTELS (0.1%)
         John Q. Hammons Hotels, Inc.*. . . .             100                 525
         Rare Hospitality International, Inc.*            400              10,672
         Westcoast Hospitality Corp.* . . . .             200               1,064

                                                                      -----------
                                                                           12,261
                                                                      -----------
         HOUSEHOLD DURABLES (2.3%)
         Black & Decker Corp. . . . . . . . .           1,200              56,112
         Bush Industries, Class A . . . . . .             400               1,596
         Centex Corp. . . . . . . . . . . . .             200               9,096
         Chromcraft Revington, Inc.*. . . . .             300               3,984
         KB Home. . . . . . . . . . . . . . .           1,200              56,640
         Kimball International, Inc., Class B           1,100              16,753
         La-Z-Boy, Inc. . . . . . . . . . . .             500              11,900
         Libbey, Inc. . . . . . . . . . . . .             200               5,642
         MITY Enterprises, Inc.*. . . . . . .             200               2,098
         Pulte Homes, Inc.. . . . . . . . . .           1,500              68,880
         Toll Brothers, Inc.* . . . . . . . .             800              16,384

                                                                      -----------
                                                                          249,085
                                                                      -----------
         LEISURE FACILITIES (0.3%)
         Bally Total Fitness Holding Corp.* .           4,900              33,320
                                                                      -----------
         LEISURE PRODUCTS (0.7%)
         Brunswick Corp.. . . . . . . . . . .             200               4,116
         Callaway Golf Co.. . . . . . . . . .           3,300              40,392
         Marine Products Corp . . . . . . . .             500               5,300
         Polaris Industries, Inc. . . . . . .             400              25,196
         Rawlings Sporting Goods Co., Inc.. .             300               1,638

                                                                      -----------
                                                                           76,642
                                                                      -----------

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         MEDIA (3.4%)
                                                                     $
         A.H. Belo Corp., Class A . . . . . .           1,750              40,425
         Interactive Data Corp.*. . . . . . .             500               7,260
         Interpublic Group Cos., Inc. . . . .           6,100              73,017
         Media General, Inc., Class A . . . .             600              32,820
         Meredith Corp. . . . . . . . . . . .           1,100              50,105
         Metro-Goldwyn-Mayer, Inc.* . . . . .           6,050              77,440
         Reader's Digest Association, Inc.,
          Class A (Non-Voting). . . . . . . .           4,710              76,585
         UnitedGlobalCom, Inc., Class A*. . .           6,700              12,663

                                                                      -----------
                                                                          370,315
                                                                      -----------
         RESTAURANTS (0.6%)
         Bob Evans Farms, Inc.. . . . . . . .             800              19,896
         CBRL Group, Inc. . . . . . . . . . .           1,800              42,174
         Landry's Restaurants, Inc. . . . . .             400               9,104

                                                                      -----------
                                                                           71,174
                                                                      -----------
         SPECIALTY STORES (1.7%)
         Borders Group, Inc.* . . . . . . . .           1,600              27,568
         Charming Shoppes, Inc.*. . . . . . .             200                 920
         Foot Locker, Inc.* . . . . . . . . .           1,900              18,620
         Friedman's, Inc., Class A. . . . . .             500               4,234
         Jo-Ann Stores, Inc., Class A*. . . .             100               2,435
         PETCO Animal Supplies, Inc.* . . . .             600              15,036
         Talbots, Inc.. . . . . . . . . . . .           2,500              69,300
         Williams-Sonoma, Inc.* . . . . . . .           1,000              23,800
         Zale Corp.*. . . . . . . . . . . . .             900              26,280

                                                                      -----------
                                                                          188,193
                                                                      -----------
         TEXTILES & APPAREL (0.4%)
         Delta Apparel, Inc.. . . . . . . . .             400               5,600
         Phillips-Van Heusen Corp.. . . . . .           1,000              13,520
         Russell Corp.. . . . . . . . . . . .             800              12,432
         Stride Rite Corp.. . . . . . . . . .             800               6,840

                                                                      -----------
                                                                           38,392
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                           1,558,269
                                                                      -----------
         CONSUMER STAPLES (5.5%)
         BEVERAGES (0.5%)
         Constellation Brands, Inc.*. . . . .           2,200              55,726
         Todhunter International, Inc.* . . .             200               2,100

                                                                      -----------
                                                                           57,826
                                                                      -----------
         FOOD PRODUCTS (3.5%)
         Bunge Ltd. . . . . . . . . . . . . .           3,400              86,292
         Dean Foods Co.*. . . . . . . . . . .           2,200              82,478
         Dole Food Co.. . . . . . . . . . . .             300               8,814
         Flowers Foods, Inc.* . . . . . . . .             900              19,998
         Hain Celestial Group, Inc.*. . . . .           4,450              63,768
         John B. Sanfilippo & Son, Inc.*. . .             300               2,400
         Monsanto Co. . . . . . . . . . . . .           1,500              24,795
         Seaboard Corp. . . . . . . . . . . .             130              27,918
         Sensient Technologies Corp.. . . . .           2,400              58,440
         Standex International Corp.. . . . .             500              10,575

                                                                      -----------
                                                                          385,478
                                                                      -----------
         FOOD RETAIL (0.6%)
         Fresh Del Monte Produce. . . . . . .             900              24,534
         Ruddick Corp.. . . . . . . . . . . .           1,100              16,478
         Village Super Market, Class A* . . .             200               4,788
         Weis Markets, Inc. . . . . . . . . .             500              16,545

                                                                      -----------
                                                                           62,345
                                                                      -----------
         HOUSEHOLD PRODUCTS (0.1%)
         Flexsteel Industries, Inc. . . . . .             300               4,230
         Lifetime Hoan Corp.. . . . . . . . .             400               2,000
         Royal Appliance Manufacturing Co.* .             400               1,976

                                                                      -----------
                                                                            8,206
                                                                      -----------
         PERSONAL PRODUCTS (0.8%)
         Estee Lauder Cos., Inc., Class A . .           2,850              82,992

                                       28

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Russ Berrie & Co., Inc.. . . . . . .             300         $     9,729

                                                                      -----------
                                                                           92,721
                                                                      -----------
          TOTAL CONSUMER STAPLES  . . . . . .                             606,576
                                                                      -----------
         ENERGY (7.1%)
         INTEGRATED OIL & GAS (1.1%)
         National Fuel Gas Co.. . . . . . . .           2,600              52,442
         Oneok, Inc.. . . . . . . . . . . . .           1,500              28,410
         Petro-Canada . . . . . . . . . . . .           1,300              36,621

                                                                      -----------
                                                                          117,473
                                                                      -----------
         OIL & GAS DRILLING (1.9%)
         Ensco International, Inc.. . . . . .           3,050              82,472
         GlobalSantaFe Corp.. . . . . . . . .           1,340              32,026
         Hydril Co.*. . . . . . . . . . . . .             100               2,705
         Oil States International, Inc.*. . .             700               9,065
         Pride International, Inc.* . . . . .           6,250              86,750

                                                                      -----------
                                                                          213,018
                                                                      -----------
         OIL & GAS EQUIPMENT & SERVICES (1.1%)
         Cooper Cameron Corp.*. . . . . . . .           1,650              76,923
         Lufkin Industries, Inc.. . . . . . .             300               7,698
         Oceaneering International, Inc.* . .             700              19,390
         Seacor Smit, Inc.* . . . . . . . . .             500              20,550

                                                                      -----------
                                                                          124,561
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (2.7%)
         Barnwell Industries, Inc.. . . . . .             200               4,050
         Castle Energy Corp.. . . . . . . . .             400               1,728
         Devon Energy Corp. . . . . . . . . .           2,400             121,200
         Forest Oil Corp.*. . . . . . . . . .           1,200              29,940
         Greka Energy Corp.*. . . . . . . . .             300               1,800
         Newfield Exploration Co.*. . . . . .             500              17,495
         Ocean Energy, Inc. . . . . . . . . .           3,500              65,205
         XTO Energy, Inc. . . . . . . . . . .           2,500              60,125

                                                                      -----------
                                                                          301,543
                                                                      -----------
         OIL & GAS REFINING & MARKETING (0.3%)
         Sunoco, Inc. . . . . . . . . . . . .             200               5,996
         Valero Energy Corp.. . . . . . . . .             590              20,774

                                                                      -----------
                                                                           26,770
                                                                      -----------
          TOTAL ENERGY  . . . . . . . . . . .                             783,365
                                                                      -----------
         FINANCIALS (22.9%)
         BANKS (9.3%)
         Acadiana Bancshares, Inc.. . . . . .             200               7,502
         Alliance Financial Corp. . . . . . .             200               5,414
         Astoria Financial Corp.. . . . . . .           1,400              36,652
         BancorpSouth, Inc. . . . . . . . . .             900              17,055
         Banknorth Group, Inc.. . . . . . . .           2,300              53,291
         Bankunited Financial Corp.*. . . . .             800              12,984
         Bay State Bancorp, Inc.. . . . . . .             400               9,320
         California First National Bancorp. .             200               2,494
         California Independent Bancorp . . .             210               4,122
         Cascade Financial Corp.* . . . . . .             300               3,222
         CFS Bancorp, Inc.. . . . . . . . . .             200               2,834
         Charter One Financial, Inc.. . . . .           1,470              44,511
         Colonial Bancgroup, Inc. . . . . . .           3,900              46,644
         Commerce Bancshares, Inc.. . . . . .             800              33,272
         Commercial Federal Corp. . . . . . .             300               6,975
         Community Bank System, Inc.. . . . .             300               9,600
         Community Banks, Inc.. . . . . . . .             200               3,222
         Cowlitz Bancorp* . . . . . . . . . .             300               2,268
         CPB, Inc.. . . . . . . . . . . . . .             300              14,700
         Desert Community Bank. . . . . . . .             110               2,647
         ECB Bancorp, Inc.. . . . . . . . . .             200               3,392
         FFW Corp.. . . . . . . . . . . . . .             200               3,160
         First Citizens BankShares, Inc.,
          Class A . . . . . . . . . . . . . .             300              29,928
         First Federal Bancorp, Inc./Ohio . .             200               1,564
         FirstFed Financial Corp.*. . . . . .             500              13,550

         FirstMerit Corp. . . . . . . . . . .             700         $    15,995
         FSF Financial Corp.. . . . . . . . .             200               4,322
         Grand Central Financial Corp.. . . .             200               1,906
         Habersham Bancorp. . . . . . . . . .             200               3,328
         Hancock Holding Co.. . . . . . . . .             450              21,906
         HF Financial Corp. . . . . . . . . .             200               2,500
         Hibernia Corp., Class A. . . . . . .           4,900              96,579
         Humboldt Bancorp . . . . . . . . . .             480               5,645
         Independence Community Bank Corp.. .           1,500              38,505
         International Bancshares Corp. . . .             300              10,950
         Intervest Bancshares Corp.*. . . . .             200               1,892
         Jacksonville Bancorp, Inc... . . . .             200               5,120
         Klamath First Bancorp, Inc.. . . . .             200               3,096
         Long Island Bancorp, Inc.. . . . . .             200               4,500
         Mellon Financial Corp. . . . . . . .           1,250              35,362
         Northeast Bancorp. . . . . . . . . .             200               2,700
         Old Republic International Corp. . .           1,600              47,696
         Park Bancorp, Inc. . . . . . . . . .             200               4,440
         Peoples Banctrust Co., Inc.. . . . .             200               2,860
         Progress Financial Corp. . . . . . .             400               4,412
         Provident Financial Group, Inc.. . .           1,500              38,985
         Provident Financial Holdings, Inc. .             150               3,768
         R & G Financial Corp., Class B . . .             300               7,167
         Seacoast Financial Services Corp.. .             600              13,032
         Silicon Valley Bancshares* . . . . .           3,300              62,007
         Southside Bancshares, Inc. . . . . .             525               7,229
         Superior Financial Corp. . . . . . .             300               5,400
         TF Financial Corp. . . . . . . . . .             200               4,210
         Thistle Group Holdings Co. . . . . .             200               2,250
         Trust Co. of New Jersey. . . . . . .             300               7,665
         UnionBanCal Corp.. . . . . . . . . .           1,800              76,860
         United Bankshares, Inc.. . . . . . .             200               2,190
         Valley National Bancorp. . . . . . .           1,412              38,901
         Washington Federal, Inc. . . . . . .             660              16,276
         Webster Financial Corp.. . . . . . .           1,800              58,338
         Wells Financial Corp.. . . . . . . .             200               3,760

                                                                      -----------
                                                                        1,032,075
                                                                      -----------
         DIVERSIFIED FINANCIALS (4.0%)
         A.G. Edwards, Inc. . . . . . . . . .             400              13,160
         Advanta Corp., Class A . . . . . . .             800               7,936
         AMBAC Financial Group, Inc.. . . . .           1,600              98,880
         Asta Funding, Inc.*. . . . . . . . .             200               1,892
         CashAmerica International, Inc.. . .             800               7,160
         CIT Group, Inc.* . . . . . . . . . .           2,200              39,182
         Countrywide Credit Industries, Inc..           2,400             120,744
         Dominion Resources Black
          Warrior Trust . . . . . . . . . . .             300               6,270
         First American Corp. . . . . . . . .             700              14,315
         Hudson River Bancorp . . . . . . . .             100               2,320
         Irwin Financial Corp.. . . . . . . .             400               5,800
         Legg Mason, Inc. . . . . . . . . . .           2,050              95,243
         Maxcor Financial Group*. . . . . . .             300               1,756
         Student Loan Corp. . . . . . . . . .             200              19,040
         Team Financial, Inc. . . . . . . . .             200               1,920
         UMB Financial Corp.. . . . . . . . .             200               7,808

                                                                      -----------
                                                                          443,426
                                                                      -----------
         INSURANCE (5.0%)
         Ace Ltd. . . . . . . . . . . . . . .           2,000              61,500
         American Financial Group, Inc. . . .           1,400              32,452
         American National Financial, Inc.. .             375               4,436
         American National Insurance Co.. . .             300              23,244
         Crawford & Co., Class B. . . . . . .             500               3,190
         FBL Financial Group, Inc., Class A .             400               8,200
         Fidelity National Financial, Inc.. .           1,430              43,186
         Financial Industries Corp. . . . . .             300               4,116
         Independence Holding Co. . . . . . .             300               5,955


                                       30

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         IPC Holdings Ltd.. . . . . . . . . .             900         $    28,053
         Kansas City Life Insurance Co. . . .             300              11,460
         Odyssey Reinsurance Holdings Corp. .             800              14,576
         Ohio Casualty Corp.* . . . . . . . .           1,600              21,104
         Phoenix Companies, Inc.. . . . . . .           5,200              47,060
         Platinum Underwriters Holdings Ltd..           1,000              25,100
         PXRE Group Ltd.. . . . . . . . . . .             500               9,980
         Reinsurance Group of America, Inc. .           3,300              90,717
         Renaissance Reinsurance
          Holdings Ltd. . . . . . . . . . . .             900              36,900
         Selective Insurance Group, Inc.. . .             700              15,680
         St. Paul Cos., Inc.. . . . . . . . .           1,950              63,960

                                                                      -----------
                                                                          550,869
                                                                      -----------
         REAL ESTATE (4.6%)
         Aegis Realty, Inc. (REIT). . . . . .             300               3,120
         American Community Properties
          Trust (REIT)* . . . . . . . . . . .             300               1,665
         AMLI Residential Properties
          Trust (REIT). . . . . . . . . . . .             400               8,400
         Bedford Property Investors, Inc.
          (REIT). . . . . . . . . . . . . . .             500              12,445
         Boykin Lodging Co., Inc. (REIT). . .             300               2,565
         CBL & Associates Properties,
          Inc. (REIT) . . . . . . . . . . . .             800              29,568
         Center Trust, Inc. (REIT). . . . . .             700               4,130
         Corporate Office Properties (REIT) .             700               9,415
         Glenborough Realty Trust,
          Inc. (REIT) . . . . . . . . . . . .             800              14,600
         Hanover Capital Mortgage
          Holdings, Inc.. . . . . . . . . . .             300               2,133
         Hersha Hospitality Trust (REIT). . .             200               1,210
         Highwoods Properties, Inc. (REIT). .           1,900              38,000
         Home Properties of New York,
          Inc. (REIT) . . . . . . . . . . . .             600              19,020
         Host Marriott LP (REIT)* . . . . . .           6,400              52,480
         HRPT Properties Trust (REIT) . . . .             400               3,148
         Insignia Financial Group,
          Inc., Class A*. . . . . . . . . . .             800               4,680
         iStar Financial, Inc. (REIT) . . . .           1,700              48,280
         Jones Lang LaSalle, Inc.*. . . . . .           1,000              16,850
         Keystone Property Trust (REIT) . . .             300               4,971
         Koger Equity, Inc. (REIT). . . . . .             800              12,416
         Lexington Corp. Properties
          Trust (REIT). . . . . . . . . . . .             600               9,066
         Liberty Property Trust (REIT). . . .             600              17,604
         LNR Property Corp. . . . . . . . . .             600              21,390
         Mack-Cali Realty Corp. (REIT). . . .             500              14,445
         Middleton Doll Co. . . . . . . . . .             200               1,196
         One Liberty Properties, Inc. (REIT).             200               2,968
         Parkway Properties, Inc. (REIT). . .             300              10,053
         Pelican Financial, Inc.* . . . . . .             200               1,000
         Penn Virginia Corp.. . . . . . . . .             400              12,840
         Prentiss Properties Trust (REIT) . .           1,300              35,035
         Reckson Associates Realty
          Corp. (REIT). . . . . . . . . . . .           1,400              28,434
         Rouse Co. (REIT) . . . . . . . . . .             600              17,790
         Ryland Group, Inc. . . . . . . . . .             400              16,640
         The Macerich Co. (REIT). . . . . . .             800              22,760
         United Capital Corp.*. . . . . . . .             200               5,024

                                                                      -----------
                                                                          505,341
                                                                      -----------
          TOTAL FINANCIALS  . . . . . . . . .                           2,531,711
                                                                      -----------
         HEALTH CARE (6.0%)
         BIOTECHNOLOGY (0.5%)
         Bio-Rad Laboratories, Inc., Class A*             400              17,044
         Cambrex Corp.. . . . . . . . . . . .           1,200              33,408

                                                                      -----------
                                                                           50,452
                                                                      -----------


                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         HEALTH CARE EQUIPMENT & SERVICES (5.2%)
         Allied Healthcare International,
          Inc.* . . . . . . . . . . . . . . .             600         $     2,430
         Angelica Corp. . . . . . . . . . . .             300               7,005
         Bausch & Lomb, Inc.. . . . . . . . .           1,200              37,320
         Boston Scientific Corp.* . . . . . .           1,500              56,445
         C.R. Bard, Inc.. . . . . . . . . . .             800              44,744
         Conmed Corp.*. . . . . . . . . . . .             100               1,958
         Coventry Health Care, Inc.*. . . . .             200               6,692
         DENTSPLY International, Inc. . . . .           1,200              44,304
         Gentiva Health Services, Inc.* . . .             300               2,382
         Health Net, Inc.*. . . . . . . . . .           7,300             170,820
         Horizon Health Corp.*. . . . . . . .             300               5,346
         Humana, Inc.*. . . . . . . . . . . .             300               3,654
         Invacare Corp. . . . . . . . . . . .             900              28,440
         Mine Safety Appliances Co. . . . . .             400              14,020
         Omnicare, Inc. . . . . . . . . . . .             100               2,173
         Oxford Health Plans,  Inc.*. . . . .           1,200              42,672
         PSS World Medical, Inc.* . . . . . .           9,000              68,760
         Rehabilicare, Inc. * . . . . . . . .             100                 387
         ShopKo Stores, Inc.* . . . . . . . .           1,100              13,937
         Span-America Medical Systems, Inc. .             200               1,450
         VCA Antech, Inc.*. . . . . . . . . .             700              10,479
         Vital Signs, Inc.. . . . . . . . . .             300               9,375

                                                                      -----------
                                                                          574,793
                                                                      -----------
         PHARMACEUTICALS (0.3%)
         Endo Pharmaceuticals Holdings, Inc.*             700               4,746
         Hi-Tech Pharmacal Co., Inc.* . . . .             300               4,248
         Perrigo Co.* . . . . . . . . . . . .           1,300              16,380
         West Pharmaceutical Services, Inc. .             400               7,840

                                                                      -----------
                                                                           33,214
                                                                      -----------
          TOTAL HEALTH CARE . . . . . . . . .                             658,459
                                                                      -----------
         INDUSTRIALS (14.1%)
         AEROSPACE & DEFENSE (0.9%)
         Goodrich Corp. . . . . . . . . . . .           1,900              28,690
         Integrated Defense Technologies,
          Inc.* . . . . . . . . . . . . . . .             300               4,209
         Teledyne Technologies, Inc.* . . . .           4,350              62,857

                                                                      -----------
                                                                           95,756
                                                                      -----------
         AIRLINES (0.5%)
         Continental Airlines, Inc., Class B*           1,900              12,065
         ExpressJet Holdings, Inc.* . . . . .           4,000              45,600

                                                                      -----------
                                                                           57,665
                                                                      -----------
         BUILDING PRODUCTS (0.5%)
         Foster (Lb) Co., Class A*. . . . . .             300               1,143
         International Aluminum Corp. . . . .             200               3,400
         York International Corp. . . . . . .           2,400              56,448

                                                                      -----------
                                                                           60,991
                                                                      -----------
         COMMERCIAL SERVICES & SUPPLIES (3.7%)
         Banta Corp.. . . . . . . . . . . . .             600              18,480
         Bowne & Co., Inc.. . . . . . . . . .           1,100              11,000
         Convergys Corp.* . . . . . . . . . .           5,200              77,376
         Deluxe Corp. . . . . . . . . . . . .             700              32,354
         Hunt Corp. . . . . . . . . . . . . .             200               1,848
         Imperial Parking Corp.*. . . . . . .             200               4,440
         Lydall, Inc.*. . . . . . . . . . . .             300               3,420
         NCO Group, Inc.* . . . . . . . . . .             600               8,238
         Pittston Brink's Group . . . . . . .           2,200              46,574
         Rent-A-Center, Inc.* . . . . . . . .             900              39,915
         Republic Services, Inc.* . . . . . .           4,400              90,552
         United Rentals, Inc.*. . . . . . . .           3,200              19,520
         Werner Enterprises, Inc. . . . . . .           2,700              55,215

                                                                      -----------
                                                                          408,932
                                                                      -----------
         CONSTRUCTION & ENGINEERING (0.6%)
         AMREP Corp.* . . . . . . . . . . . .             300               2,400
         Anthony & Sylvan Pools Corp.*. . . .             220                 704
         Beazer Homes USA, Inc.*. . . . . . .             300              19,719


                                       31

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Butler Manufacturing Co. . . . . . .             300         $     6,069
         Dominion Homes, Inc.*. . . . . . . .             400               6,180
         Harsco Corp. . . . . . . . . . . . .             100               2,565
         Hovnanian Enterprises, Inc., Class A*            600              22,692
         Orleans Homebuilders, Inc.*. . . . .             600               4,746
         Technical Olympic USA, Inc.* . . . .             200               3,316

                                                                      -----------
                                                                           68,391
                                                                      -----------
         ELECTRICAL EQUIPMENT (1.9%)
         Ametek, Inc. . . . . . . . . . . . .           1,600              56,464
         Genlyte Group, Inc.* . . . . . . . .             500              18,675
         National Semiconductor Corp.*. . . .           7,300              96,944
         Rockwell International Corp. . . . .           2,400              39,720

                                                                      -----------
                                                                          211,803
                                                                      -----------
         INDUSTRIAL CONGLOMERATES (0.6%)
         Chemed Corp. . . . . . . . . . . . .             300              10,575
         Grupo IMSA S.A.. . . . . . . . . . .           2,500              30,450
         Teleflex, Inc. . . . . . . . . . . .             600              25,236

                                                                      -----------
                                                                           66,261
                                                                      -----------
         MACHINERY (2.7%)
         Albany International Corp. . . . . .             500              10,595
         Applied Industrial Technologies, Inc.            300               5,220
         Cummins, Inc.. . . . . . . . . . . .           2,350              56,306
         Flowserve Corp.* . . . . . . . . . .           3,100              36,332
         IHC Caland N.V.. . . . . . . . . . .             900              39,929
         ITT Industries, Inc. . . . . . . . .             200              12,996
         Pall Corp. . . . . . . . . . . . . .           5,150              89,455
         TB Wood's Corp.. . . . . . . . . . .             300               2,322
         Tecumseh Products Co., Class B . . .             300              12,786
         Timken Co. . . . . . . . . . . . . .           2,100              38,262

                                                                      -----------
                                                                          304,203
                                                                      -----------
         MARINE (0.5%)
         Alexander & Baldwin, Inc.. . . . . .           2,150              49,990
                                                                      -----------
         RAILROADS (0.4%)
         Canadian National Railway Co.. . . .           1,000              42,670
                                                                      -----------
         TRADING COMPANIES & DISTRIBUTORS (0.7%)
         United Stationers, Inc.* . . . . . .           2,600              77,298
                                                                      -----------
         TRUCKING (1.1%)
         BorgWarner, Inc. . . . . . . . . . .             500              22,490
         CNF Transportation, Inc. . . . . . .           1,300              41,847
         Old Dominion Freight Line* . . . . .             400               9,340
         Ryder System, Inc. . . . . . . . . .           2,100              48,195

                                                                      -----------
                                                                          121,872
                                                                      -----------
          TOTAL INDUSTRIALS . . . . . . . . .                           1,565,832
                                                                      -----------
         INFORMATION TECHNOLOGY (16.8%)
         APPLICATION SOFTWARE (1.1%)
         Aspen Technologies, Inc.*. . . . . .          11,100              22,089
         Hyperion Solutions Corp.*. . . . . .             700              18,900
         Macromedia, Inc.*. . . . . . . . . .           6,550              73,426
         Take-Two Interactive Software, Inc.*             200               5,156

                                                                      -----------
                                                                          119,571
                                                                      -----------
         COMPUTER HARDWARE (0.4%)
         Intergraph Corp.*. . . . . . . . . .           2,200              40,480
                                                                      -----------
         COMPUTER STORAGE & PERIPHERALS (1.1%)
         Iomega Corp.*. . . . . . . . . . . .           2,100              18,060
         Maxtor Corp.*. . . . . . . . . . . .          17,300              65,048
         Printronix, Inc.*. . . . . . . . . .             300               3,012
         Storage Technology Corp.*. . . . . .           1,800              31,824

                                                                      -----------
                                                                          117,944
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (6.9%)
         Agere Systems, Inc., Class A*. . . .          25,150              21,881
         Anixter International, Inc.* . . . .           2,650              61,136
         Arrow Electronics, Inc.* . . . . . .           8,950             117,513
         Checkpoint Systems, Inc.*. . . . . .             500               5,050

                                                      NUMBER OF           VALUE
                                                       SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Energizer Holdings, Inc.*. . . . . .           2,400         $    71,616
         Espey Manufacturing & Electronics
          Corp. . . . . . . . . . . . . . . .             200               3,750
         Flextronics International Ltd.*. . .           6,700              56,012
         Lowrance Electronics, Inc.*. . . . .             200                 800
         PerkinElmer, Inc.. . . . . . . . . .           9,950              69,252
         Solectron Corp.* . . . . . . . . . .          11,320              25,470
         Sparton Corp.* . . . . . . . . . . .             300               2,436
         Symbol Technologies, Inc.. . . . . .          10,750              92,987
         Tektronix, Inc.* . . . . . . . . . .           5,350              94,534
         Vishay Intertechnology, Inc.*. . . .          13,850             142,655

                                                                      -----------
                                                                          765,092
                                                                      -----------
         INTERNET SOFTWARE & SERVICES (0.0%)
         Getty Images, Inc.*. . . . . . . . .             200               5,732
         Pomeroy Computer Resources, Inc.*. .             100               1,101

                                                                      -----------
                                                                            6,833
                                                                      -----------
         IT CONSULTING & SERVICES (1.4%)
         BearingPoint, Inc.*. . . . . . . . .           7,000              54,600
         NCR Corp.* . . . . . . . . . . . . .             200               4,448
         Standard Register Co.. . . . . . . .             500              11,595
         SYKES Enterprises, Inc.* . . . . . .             800               2,656
         Unisys Corp.*. . . . . . . . . . . .          10,050              87,736

                                                                      -----------
                                                                          161,035
                                                                      -----------
         NETWORKING EQUIPMENT (0.3%)
         3Com Corp.*. . . . . . . . . . . . .           7,200              30,377
                                                                      -----------
         SEMICONDUCTOR EQUIPMENT (2.3%)
         Axcelis Technologies, Inc.*. . . . .           8,100              43,578
         KLA-Tencor Corp.*. . . . . . . . . .           1,750              62,318
         Teradyne, Inc.*. . . . . . . . . . .          12,850             155,613

                                                                      -----------
                                                                          261,509
                                                                      -----------
         SEMICONDUCTORS (0.9%)
         Cirrus Logic, Inc.*. . . . . . . . .           1,600               5,280
         Fairchild Semiconductor
          International, Inc., Class A* . . .           3,800              45,220
         LSI Logic Corp.* . . . . . . . . . .           8,100              47,790

                                                                      -----------
                                                                           98,290
                                                                      -----------
         SYSTEMS SOFTWARE (1.9%)
         Network  Associates, Inc.* . . . . .           7,250             115,202
         Sybase, Inc.*. . . . . . . . . . . .           7,300              93,513

                                                                      -----------
                                                                          208,715
                                                                      -----------
         TELECOMMUNICATIONS EQUIPMENT (0.5%)
         CommScope, Inc.* . . . . . . . . . .           6,950              54,558
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                           1,864,404
                                                                      -----------
         MATERIALS (7.8%)
         CHEMICALS (2.2%)
         Agrium, Inc. . . . . . . . . . . . .           7,700              75,768
         Airgas, Inc.*. . . . . . . . . . . .             800              12,208
         Albemarle Corp.. . . . . . . . . . .             700              19,684
         American Pacific Corp.*. . . . . . .             300               2,490
         Engelhard Corp.. . . . . . . . . . .           1,100              24,365
         Great Lakes Chemical Corp. . . . . .           1,600              38,912
         IMC Global, Inc. . . . . . . . . . .           3,600              39,600
         Myers Industries, Inc. . . . . . . .             200               2,460
         Penford Corp.. . . . . . . . . . . .             300               4,374
         Schulman (A.), Inc.. . . . . . . . .           1,000              17,500
         Stepan Co. . . . . . . . . . . . . .             300               8,253

                                                                      -----------
                                                                          245,614
                                                                      -----------
         CONSTRUCTION MATERIALS (1.0%)
         Continental Materials Corp.* . . . .             200               5,380
         Devcon International Corp.*. . . . .             200               1,262
         Granite Construction, Inc. . . . . .           2,800              44,856
         Lafarge Corp.. . . . . . . . . . . .           2,100              62,265

                                                                      -----------
                                                                          113,763
                                                                      -----------

                                      31

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         CONTAINERS & PACKAGING (1.9%)
         American Biltrite, Inc.. . . . . . .             200         $     2,030
         Ball Corp. . . . . . . . . . . . . .           1,000              48,430
         Bemis Co.. . . . . . . . . . . . . .             900              46,881
         Owens-Illinois, Inc.*. . . . . . . .             800               9,592
         Pactiv Corp.*. . . . . . . . . . . .           3,000              59,520
         Smurfit-Stone Container Corp.* . . .           3,300              42,933

                                                                      -----------
                                                                          209,386
                                                                      -----------
         METALS & MINING (2.2%)
         AK Steel Holding Corp.*. . . . . . .           8,950              64,798
         Olympic Steel, Inc.* . . . . . . . .             400               1,196
         Peabody Energy Corp. . . . . . . . .           1,000              25,750
         Phelps Dodge Corp.*. . . . . . . . .           2,800              86,856
         Southern Peru Copper Corp. . . . . .             800              11,184
         Steel Dynamics, Inc.*. . . . . . . .             500               6,515
         Worthington Industries, Inc. . . . .           2,700              50,868

                                                                      -----------
                                                                          247,167
                                                                      -----------
         PAPER & FOREST PRODUCTS (0.5%)
         Abitibi-Consolidated, Inc. . . . . .           5,900              37,465
         Universal Forest Products, Inc.. . .             300               5,361
         Wausau-Mosinee Paper Corp. . . . . .           1,000               9,550

                                                                      -----------
                                                                           52,376
                                                                      -----------
          TOTAL MATERIALS . . . . . . . . . .                             868,306
                                                                      -----------
         TELECOMMUNICATION SERVICES (0.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
         Hector Communications Corp.* . . . .             200               2,052
                                                                      -----------
         UTILITIES (2.7%)
         ELECTRIC UTILITIES (2.3%)
         FirstEnergy Corp.. . . . . . . . . .           1,200              38,940
         FPL Group, Inc.. . . . . . . . . . .             600              35,388

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

                                                                     $
         Hawaiian Electronics Industries, Inc.            900              43,083
         Pepco Holdings, Inc.*. . . . . . . .           2,800              57,960
         PPL Corp.. . . . . . . . . . . . . .           1,500              51,915
         Progress Energy, Inc.. . . . . . . .             500              20,860

                                                                      -----------
                                                                          248,146
                                                                      -----------
         GAS UTILITIES (0.4%)
         Northwest Natural Gas Co.. . . . . .             800              23,984
         South Jersey Industries, Inc.. . . .             400              12,772
         The Laclede Group, Inc.. . . . . . .             500              11,800

                                                                      -----------
                                                                           48,556
                                                                      -----------
          TOTAL UTILITIES . . . . . . . . . .                             296,702
                                                                      -----------
         TOTAL COMMON STOCKS (97.0%)
          (Cost $12,200,422). . . . . . . . .                          10,735,676
                                                                      -----------
                                                     PRINCIPAL
                                                      AMOUNT
                                                     -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (3.7%)
         JPMorgan Chase Nassau

          1.22%, 11/01/02                            $411,571             411,571
          (Amortized Cost $411,571) . . . . .                         -----------
         TOTAL INVESTMENTS (100.7%)
          (Cost/Amortized Cost $12,611,993)                            11,147,247

         OTHER ASSETS LESS LIABILITIES                                    (77,307)
           (-0.7%)  . . . . . . . . . . . . .                         -----------
         NET ASSETS (100%)  . . . . . . . . .                         $11,069,940
                                                                      ===========


*	Non-income producing.
Glossary:
REIT	-	Real Estate Investment Trust

Investment security transactions for the period from December 31, 2001*
to October 31, 2002
were as follows:
Cost of Purchases:
Stocks and long-term corporate debt securities				$	25,456,707
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					10,830,923

As of October 31, 2002, the gross unrealized appreciation (depreciation)
of investments based on the aggregate
cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation				$	373,950
Aggregate gross unrealized depreciation					(2,008,029)
Net unrealized depreciation						$	(1,634,079)
Federal income tax cost of investments				$	12,781,326

For the period from December 31, 2001* to October 31, 2002, the Fund incurred approximately $482 as brokerage commissions with Bernstein (Sanford C.) & Co. and $45 with Cowen and Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $2,252,820 which expires in the year 2010.

*	Commencement of Operations


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                     NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------


         COMMON STOCKS:
         AUSTRALIA (2.8%)
         Australia & New Zealand Banking Group                       $
          Ltd.. . . . . . . . . . . . . . . .           3,700                38,667
         BHP Billiton Ltd.. . . . . . . . . .           4,100                22,050
         Brambles Industries Ltd. . . . . . .           3,750                14,256
         Foster's Group Ltd.. . . . . . . . .           6,249                16,474
         National Bank of Australia . . . . .           2,875                54,842
         News Corp. Ltd.. . . . . . . . . . .           3,000                17,716
         Novogen Ltd.*. . . . . . . . . . . .          20,600                24,352
         Westpac Banking Corp.. . . . . . . .           5,389                42,471
                                                                      -------------
          TOTAL AUSTRALIA . . . . . . . . . .                               230,828
                                                                      -------------
         AUSTRIA (0.2%)
         OMV AG . . . . . . . . . . . . . . .             200                19,390
                                                                      -------------
         BELGIUM (0.4%)
         Ackermans & van Haaren N.V.. . . . .             800                13,864
         Delhaize Group . . . . . . . . . . .             500                 7,799
         KBC Bancassurance Holdings . . . . .             400                12,596
                                                                      -------------
          TOTAL BELGIUM . . . . . . . . . . .                                34,259
                                                                      -------------
         BRAZIL (1.6%)
         Empresa Brasileira de
          Aeronautica S.A.. . . . . . . . . .          28,989               114,168

         Unibanco Unio de Bancos                        1,400                12,726
          Brasileiros S.A. (GDR). . . . . . .                         -------------
          TOTAL BRAZIL  . . . . . . . . . . .                               126,894
                                                                      -------------
         CANADA (2.1%)
         Bank of Nova Scotia. . . . . . . . .           2,400                70,337
         BCE, Inc.. . . . . . . . . . . . . .             600                10,348
         Electrofuel, Inc.* . . . . . . . . .           6,900                 3,746
         GSI Lumonics, Inc.*. . . . . . . . .           4,100                20,377
         Magna International, Inc., Class A .             402                21,683
         Talisman Energy, Inc.. . . . . . . .           1,100                40,157
                                                                      -------------
          TOTAL CANADA  . . . . . . . . . . .                               166,648
                                                                      -------------
         CROATIA (0.8%)
         Pliva d.d. (GDR)(S). . . . . . . . .           4,900                58,971
         Pliva d.d. (GDR) . . . . . . . . . .             200                 2,407
                                                                      -------------
          TOTAL CROATIA . . . . . . . . . . .                                61,378
                                                                      -------------
         DENMARK (0.3%)
         Danske Bank A/S. . . . . . . . . . .             900                14,331
         NeuroSearch A/S* . . . . . . . . . .           1,100                 7,549
                                                                      -------------
          TOTAL DENMARK . . . . . . . . . . .                                21,880
                                                                      -------------
         FINLAND (1.3%)
         Fortum OYJ . . . . . . . . . . . . .           1,700                10,185
         Nokia OYJ. . . . . . . . . . . . . .           4,280                72,690
         Stora Enso OYJ . . . . . . . . . . .           2,500                25,995
                                                                      -------------
          TOTAL FINLAND . . . . . . . . . . .                               108,870
                                                                      -------------
         FRANCE (11.3%)
         Alcatel S.A. . . . . . . . . . . . .           3,000                14,973
         Assurances Ben de France . . . . . .           1,500                51,976
         Aventis S.A. . . . . . . . . . . . .           1,543                92,369
         BNP Paribas S.A. . . . . . . . . . .           1,700                67,778
         Compagnie de Saint Gobain. . . . . .           1,600                34,747
         Eurotunnel S.A.* . . . . . . . . . .          63,130                45,638
         Infogrames Entertainment S.A.* . . .          10,664                29,041
         Lafarge S.A. . . . . . . . . . . . .             350                27,884
         NicOx S.A.*. . . . . . . . . . . . .           4,310                65,730
         Oberthur Card Systems S.A.*. . . . .           1,540                 2,394
         Peugeot S.A. . . . . . . . . . . . .           1,800                76,364
         Sanofi-Synthelabo S.A. . . . . . . .             880                53,813
         SEB S.A. . . . . . . . . . . . . . .             740                61,557
         Societe Generale, Class A. . . . . .           1,100                55,719
         Technip-Coflexip S.A. (ADR)* . . . .           1,910                30,751
         Thomson Multimedia*. . . . . . . . .           1,040                19,166

                                                     NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                     $
         TotalFinaElf S.A.. . . . . . . . . .             995               137,061
         UBI Soft Entertainment*. . . . . . .           4,270                52,054
                                                                      -------------
          TOTAL FRANCE  . . . . . . . . . . .                               919,015
                                                                      -------------
         GERMANY (6.7%)
         Allianz AG . . . . . . . . . . . . .             156                16,468
         Altana AG. . . . . . . . . . . . . .             400                19,255
         AMB Aachener & Muenchener
          Beteiligungs AG . . . . . . . . . .             500                30,452
         Bayer AG . . . . . . . . . . . . . .           1,450                27,713
         Bayerische Motoren Werke
          (BMW) AG. . . . . . . . . . . . . .           1,400                49,911
         Deutsche Bank AG (Registered). . . .             383                16,764
         E.On AG. . . . . . . . . . . . . . .           1,999                90,468
         Fresenius Medical Care AG. . . . . .              84                 2,059
         Hannover Rueckversicherungs AG*. . .           2,700                60,963
         Jenoptik AG. . . . . . . . . . . . .           6,726                80,595
         Marschollek, Lautenschlaeger und
          Partner AG. . . . . . . . . . . . .           2,502                30,476
         Porsche AG . . . . . . . . . . . . .              42                20,047
         Sauer-Danfoss, Inc.. . . . . . . . .             500                 3,700
         Siemens AG . . . . . . . . . . . . .             600                28,223
         Software AG. . . . . . . . . . . . .           2,736                33,868
         Volkswagen AG. . . . . . . . . . . .             900                34,002
                                                                      -------------
          TOTAL GERMANY . . . . . . . . . . .                               544,964
                                                                      -------------
         HONG KONG (1.4%)
         Cheung Kong (Holdings) Ltd.. . . . .           4,000                26,541
         Hong Kong Electric Holdings Ltd. . .           3,000                12,193
         PetroChina Co., Ltd. . . . . . . . .         118,000                22,089
         Sun Hung Kai Properties Ltd. . . . .           3,000                18,694
         Wharf Holdings Ltd.. . . . . . . . .          15,000                30,098
                                                                      -------------
          TOTAL HONG KONG . . . . . . . . . .                               109,615
                                                                      -------------
         INDIA (0.7%)
         ICICI Banking Ltd. (ADR) . . . . . .           6,275                38,591
         Videsh Sanchar Nigam Ltd. (ADR). . .           4,600                17,342
                                                                      -------------
          TOTAL INDIA . . . . . . . . . . . .                                55,933
                                                                      -------------
         IRELAND (1.6%)
         Allied Irish Banks plc . . . . . . .           2,627                36,811
         Anglo Irish Bank Corp. plc . . . . .           6,200                40,449
         Bank of Ireland. . . . . . . . . . .           3,900                43,256
         CRH plc. . . . . . . . . . . . . . .             582                 7,349
                                                                      -------------
          TOTAL IRELAND . . . . . . . . . . .                               127,865
                                                                      -------------
         ITALY (3.5%)
         Banca Popolare Di Verona
          e Novara Scrl . . . . . . . . . . .           3,200                38,344
         Ducati Motor Holding S.p.A.* . . . .          10,500                18,197
         ENI S.p.A. . . . . . . . . . . . . .          10,134               140,702
         IntasaBCI S.p.A. . . . . . . . . . .           7,000                11,888
         Parmalat Finanziaria S.p.A.. . . . .          11,000                30,719
         Telecom Italia S.p.A.. . . . . . . .           5,944                47,208
                                                                      -------------
          TOTAL ITALY . . . . . . . . . . . .                               287,058
                                                                      -------------
         JAPAN (12.8%)
         Acom Co., Ltd. . . . . . . . . . . .             300                 9,281
         Aucnet, Inc. . . . . . . . . . . . .             800                 6,524
         Canon, Inc.. . . . . . . . . . . . .           5,000               184,477
         Capcom Co. Ltd.. . . . . . . . . . .           1,300                24,671
         Daiichi Pharmaceutical Co., Ltd. . .           1,000                14,611
         Daiwa House Industry Co., Ltd. . . .           2,000                10,709
         East Japan Railway Co. . . . . . . .               5                22,774
         Fuji Photo Film Co., Ltd.. . . . . .           1,000                27,590
         Hamamatsu Photonics K.K. . . . . . .           2,400                39,180
         Hitachi Ltd. . . . . . . . . . . . .           7,000                27,369
         Honda Motor Co., Ltd.. . . . . . . .           2,700                96,751
         Hoya Corp. . . . . . . . . . . . . .             700                48,053

                                       33


                                                     NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------

         Imagineer Co., Ltd.. . . . . . . . .             400         $       1,959
         KDDI Corp. . . . . . . . . . . . . .               1                 2,939
         Keyence Corp.. . . . . . . . . . . .             100                16,554
         Koei Co., Ltd. . . . . . . . . . . .             700                17,484
         Mitsui O.S.K. Lines, Ltd.. . . . . .           4,000                 6,922
         Nintendo Ltd.. . . . . . . . . . . .             400                38,527
         Nippon Meat Packers, Inc.. . . . . .           4,000                33,630
         Nippon Telegraph & Telephone Corp. .               6                21,990
         Nissan Motor Co., Ltd. . . . . . . .           8,000                61,448
         NTT DoCoMo, Inc. . . . . . . . . . .              11                20,292
         Omron Corp.. . . . . . . . . . . . .           2,418                28,619
         Promise Co., Ltd.. . . . . . . . . .             200                 6,481
         Rohm Co., Ltd. . . . . . . . . . . .             200                25,190
         Sankyo Co., Ltd. . . . . . . . . . .           1,000                11,787
         Sony Corp. . . . . . . . . . . . . .             700                30,112
         Takeda Chemical Industries Ltd.. . .           1,200                49,857
         Takefuji Corp. . . . . . . . . . . .           1,000                41,956
         Tanabe Seiyaku Co., Ltd. . . . . . .           3,000                25,467
         Tohoku Electric Power Co., Inc.. . .           1,000                13,305
         Toshiba Corp.* . . . . . . . . . . .          15,000                37,589
         Uny Co., Ltd.. . . . . . . . . . . .           1,000                 9,811
         Ushio, Inc.. . . . . . . . . . . . .           3,000                31,369
                                                                      -------------
          TOTAL JAPAN . . . . . . . . . . . .                             1,045,278
                                                                      -------------
         KOREA (1.8%)
         Hyundai Heavy Industries*. . . . . .           1,754                25,622
         Kookmin Bank (ADR)*. . . . . . . . .             500                16,175
         LG Home Shopping, Inc. . . . . . . .             936                57,612
         Posco (ADR). . . . . . . . . . . . .             500                11,565
         Samsung Electronics Co., Ltd. (GDR).             260                37,050
                                                                      -------------
          TOTAL KOREA . . . . . . . . . . . .                               148,024
                                                                      -------------
         LUXEMBOURG (0.5%)
         Arcelor* . . . . . . . . . . . . . .           2,500                27,010

         Espirito Santo Financial                       1,109                16,635
          Group S.A. (ADR). . . . . . . . . .                         -------------
          TOTAL LUXEMBOURG  . . . . . . . . .                                43,645
                                                                      -------------
         MEXICO (0.4%)
         Grupo Televisa S.A. (ADR)* . . . . .           1,230                34,563
                                                                      -------------
         NETHERLANDS (11.3%)
         Aalberts Industries N.V. . . . . . .           4,348                63,812
         ABN Amro Holdings N.V. . . . . . . .           5,304                77,895
         ASM International N.V.*. . . . . . .           3,550                45,085
         Boskalis Westminster N.V.. . . . . .           6,560               116,609
         Buhrmann N.V.. . . . . . . . . . . .           5,500                20,752
         Computer Service Solutions
          Holding N.V.* . . . . . . . . . . .           3,656                 1,557
         DSM N.V. . . . . . . . . . . . . . .           2,100                88,800
         Elsevier N.V.. . . . . . . . . . . .           2,680                33,414
         Heineken N.V., Class A . . . . . . .             525                21,092
         ICTS International N.V.. . . . . . .           1,000                 5,430
         ING Groep N.V. . . . . . . . . . . .           4,078                68,209
         Koninklijke Ahold N.V. . . . . . . .           4,075                51,250
         Koninklijke Royal Philips
          Electronics N.V.. . . . . . . . . .           2,600                46,603
         Magnus Holding N.V.* . . . . . . . .           5,400                 1,765
         Randstad Holdings N.V. . . . . . . .           3,900                39,008
         Royal Dutch Petroleum Co.. . . . . .             800                34,605
         Smit International N.V.. . . . . . .           1,630                29,701
         TNT Post Group N.V.. . . . . . . . .             900                14,581
         Unit 4 Aggresso N.V.*. . . . . . . .           4,700                19,083
         Van der Moolen Holding N.V.. . . . .           4,100                91,558
         VNU N.V. . . . . . . . . . . . . . .             532                14,282
         Wolters Kluwer N.V., Class C . . . .           1,760                30,867
                                                                      -------------
          TOTAL NETHERLANDS . . . . . . . . .                               915,958
                                                                      -------------
         NORWAY (0.8%)
         Norske Skogindustrier ASA. . . . . .           1,000                13,178

                                                     NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                     $
         Tandberg ASA*. . . . . . . . . . . .           3,500                37,887
         Tsakos Energy Navigation
          Ltd. (ADR)* . . . . . . . . . . . .             800                 9,176
         Tsakos Energy Navigation Ltd. (b)* .             600                 5,798
                                                                      -------------
          TOTAL NORWAY  . . . . . . . . . . .                                66,039
                                                                      -------------
         PORTUGAL (0.1%)
         Banco Espirito Santo S.A.. . . . . .           1,000                10,646
                                                                      -------------
         SPAIN (3.5%)
         Amadeus Global Travel Distribution
          S.A., Class A . . . . . . . . . . .           8,100                39,946
         Banco Santander Central Hispano S.A.           9,500                58,234
         Grupo Dragados S.A.. . . . . . . . .           2,000                28,936
         Iberdrola S.A. . . . . . . . . . . .           2,200                26,144
         Prosegur, Compania de Seguridad S.A.           3,230                35,825
         Sogecable S.A.*. . . . . . . . . . .           1,970                19,314
         Telefonica S.A.* . . . . . . . . . .           7,693                72,984
                                                                      -------------
          TOTAL SPAIN . . . . . . . . . . . .                               281,383
                                                                      -------------
         SWEDEN (1.5%)
         Electrolux AB, Class B . . . . . . .           1,800                27,307
         Nordea AB. . . . . . . . . . . . . .           9,500                38,882
         Ortivus AB, Class B* . . . . . . . .           3,200                 6,915
         Svenska Cellulosa AB, Class B. . . .           1,000                30,560

         Telefonaktiebolaget LM Ericsson AB,           23,100                18,657
          Class B*. . . . . . . . . . . . . .                         -------------
          TOTAL SWEDEN  . . . . . . . . . . .                               122,321
                                                                      -------------
         SWITZERLAND (5.6%)
         Givaudan . . . . . . . . . . . . . .              30                12,559
         Logitech International S.A.* . . . .             711                23,360
         Nestle S.A. (Registered) . . . . . .             480               102,913
         Novartis AG (Registered) . . . . . .           3,625               138,253
         Roche Holding AG . . . . . . . . . .             670                47,429
         Swiss Reinsurance. . . . . . . . . .             909                63,116
         UBS AG*. . . . . . . . . . . . . . .           1,490                71,008
                                                                      -------------
          TOTAL SWITZERLAND . . . . . . . . .                               458,638
                                                                      -------------
         UNITED KINGDOM (24.0%)
         3i Group plc . . . . . . . . . . . .           3,900                30,447
         AstraZeneca plc. . . . . . . . . . .           1,100                41,045
         Barclays Bank plc. . . . . . . . . .          11,365                78,590
         Biocompatibles International plc*. .           2,531                 4,566
         Boots Co. plc. . . . . . . . . . . .           1,352                12,586
         BP plc . . . . . . . . . . . . . . .          14,001                89,809
         British American Tobacco plc . . . .           7,856                80,381
         British Sky Broadcasting plc*. . . .           1,660                15,673
         BT Group plc . . . . . . . . . . . .          23,160                65,765
         BTG plc* . . . . . . . . . . . . . .           9,900                16,263
         Cadbury Schweppes plc. . . . . . . .           4,500                29,288
         Cambridge Antibody Technology Group
          plc*. . . . . . . . . . . . . . . .             920                 8,924
         Collins Stewart Holdings plc . . . .           8,950                39,285
         Compass Group plc. . . . . . . . . .           5,239                23,216
         Diageo plc . . . . . . . . . . . . .           6,677                75,265
         Eidos plc* . . . . . . . . . . . . .          12,200                21,950
         Expro International Group. . . . . .           5,800                32,213
         GlaxoSmithKline plc. . . . . . . . .           9,821               187,456
         Halma plc. . . . . . . . . . . . . .          30,320                55,571
         Hilton Group plc . . . . . . . . . .           5,100                13,883
         HSBC Holdings plc. . . . . . . . . .           3,660                40,770
         Kingfisher plc . . . . . . . . . . .           3,424                11,973
         Lloyds TSB Group plc . . . . . . . .          15,141               130,285
         National Grid Group plc. . . . . . .           2,963                21,089
         Ockham Holdings plc. . . . . . . . .          14,699                 8,164
         Oxford Glycosciences plc*. . . . . .           1,790                 4,271
         Powderject Pharmaceuticals*. . . . .           6,430                41,144
         Prudential plc . . . . . . . . . . .           4,773                34,126
         Reed International plc . . . . . . .           1,810                15,985

                                       34


                                                     NUMBER OF            VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------

                                                                     $
         Rentokil Initial plc . . . . . . . .           5,460                18,515
         Rexam plc. . . . . . . . . . . . . .           1,400                 8,942
         RMC Group plc. . . . . . . . . . . .             391                 2,477
         Royal & Sun Alliance Insurance Group
          plc . . . . . . . . . . . . . . . .          19,900                36,115
         Royal Bank of Scotland Group plc . .           1,990                46,825
         Safeway plc. . . . . . . . . . . . .          15,700                54,529
         Shell Transport & Trading Co. plc. .          15,050                96,714
         Shire Pharmaceuticals Group plc* . .           3,510                28,281
         Six Continents plc . . . . . . . . .           5,100                41,411
         Skyepharma plc*. . . . . . . . . . .          71,740                53,874
         Smiths Group plc . . . . . . . . . .             900                10,328
         Tesco plc. . . . . . . . . . . . . .           9,140                28,349
         Unilever plc . . . . . . . . . . . .           7,138                70,522
         Vodafone Group plc . . . . . . . . .          83,848               134,788
         Whitbread plc. . . . . . . . . . . .           1,800                15,390
         Wolseley plc . . . . . . . . . . . .           7,054                59,043
         WPP Group plc. . . . . . . . . . . .           2,288                15,517
                                                                      -------------
          TOTAL UNITED KINGDOM  . . . . . . .                             1,951,603
                                                                      -------------
         TOTAL COMMON STOCKS (97.0%)
          (Cost $9,526,581) . . . . . . . . .                             7,892,695
                                                                      -------------

         PREFERRED STOCKS:
         GERMANY (0.5%)
         Fresenius AG . . . . . . . . . . . .             530                17,845
         Wella AG . . . . . . . . . . . . . .             466                24,458
                                                                      -------------
          (Cost $38,831). . . . . . . . . . .                                42,303
                                                                      -------------

                                                     PRINCIPAL            VALUE
                                                       AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (2.7%)
         JPMorgan Chase Nassau
          1.22%, 11/01/02
          (Amortized Cost $218,938) . . . . .        $218,938         $     218,938
                                                                      -------------
         TOTAL INVESTMENTS (100.2%)

          (Cost/Amortized Cost $9,784,350). .                             8,153,936
         OTHER ASSETS LESS LIABILITIES (-0.2%)                             (13,002)
                                                                      -------------
         NET ASSETS (100.0%)  . . . . . . . .                         $   8,140,934
                                                                      =============


*	Non-income producing.
(s)	Securities exempt from registration under Rule 144A of the
Securities Act of 1933.  These securities may only be resold to qualified institutional buyers. At October 31, 2002, these securities amounted to $58,971 or 0.72% of net assets.
(b)	Illiquid security.
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt


Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary		  	12.2%
Consumer Staples				8.1
Energy					8.2
Financials				24.0
Health Care				12.7
Industrials				10.4
Information Technology			13.5
Materials					3.9
Telecommunications Services		4.9
Utilities					2.1
					100.0%

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------

                                  LOCAL
                                 CONTRACT    COST ON    U.S. $
                                  AMOUNT   ORIGINATION  CURRENT    UNREALIZED
                                 (000'S)      DATE       VALUE    DEPRECIATION
                                 --------  -----------  -------   ------------
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 12/16/02   2,476      $20,148    $20,250      $(102)
Japanese Yen, expiring 01/28/03   2,053       16,570     16,823       (253)
                                                                     -----
                                                                     $(355)
                                                                     =====

At October 31, 2002 the Fund had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities.                $11,849,656
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities.                  1,908,752

As of October 31, 2002, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost
of investments for federal income tax purposes was as follows:
Aggregate gross unrealized
 appreciation . . . . . . .                $   133,535
Aggregate gross unrealized
 depreciation . . . . . . .                 (1,812,590)
                                           -----------
Net unrealized depreciation                $(1,679,055)
                                           ===========
Federal income tax cost of
 investments. . . . . . . .                $ 9,832,991
                                           ===========


For the period from December 31, 2001* to October 31, 2002, the
Fund incurred approximately $528 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $393,532 which expires in the year 2010.

---------
* Commencement of Operations
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                      NUMBER OF           VALUE
                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (3.1%)
         LEISURE PRODUCTS (0.1%)

                                                                      $
         Leapfrog Enterprises, Inc.* . . . . .             120              3,280
                                                                       ----------
         MEDIA (3.0%)
         Comcast Corp., Class A* . . . . . . .             300              6,903
         COX Communications, Inc., Class A*. .           1,200             32,880
         Gemstar-TV Guide International, Inc.*           4,580             16,533
         Macrovision Corp.*. . . . . . . . . .             850             10,965
         USA Interactive*. . . . . . . . . . .             220              5,564
         Viacom, Inc., Class B*. . . . . . . .           1,200             53,532

                                                                       ----------
                                                                          126,377
                                                                       ----------
          TOTAL CONSUMER DISCRETIONARY . . . .                            129,657
                                                                       ----------
         FINANCIALS (1.4%)
         INVESTMENT COMPANIES (1.4%)
         iShares MSCI EMU Index Fund . . . . .             840             42,924
         Semiconductor HOLDRs Trust(a) . . . .             600             14,388

                                                                       ----------
                                                                           57,312
                                                                       ----------
         HEALTH CARE (0.4%)
         BIOTECHNOLOGY (0.4%)
         Gilead Sciences, Inc.*. . . . . . . .             480             16,675
                                                                       ----------
         INDUSTRIALS (5.4%)
         AEROSPACE & DEFENSE (2.6%)
         Northrop Grumman Corp.. . . . . . . .             110             11,344
         Raytheon Co. (a). . . . . . . . . . .           3,270             96,465

                                                                       ----------
                                                                          107,809
                                                                       ----------
         COMMERCIAL SERVICES & SUPPLIES (2.0%)
         First Data Corp.. . . . . . . . . . .           2,440             85,254
                                                                       ----------
         INDUSTRIAL CONGLOMERATES (0.8%)
         Tyco International Ltd. . . . . . . .           2,320             33,547
                                                                       ----------
          TOTAL INDUSTRIALS  . . . . . . . . .                            226,610
                                                                       ----------
         INFORMATION TECHNOLOGY (81.5%)
         AEROSPACE & DEFENSE (0.8%)
         Alliant Techsystems, Inc. (a)*. . . .             300             18,045
         L-3 Communications Holdings, Inc. (a)*            300             14,100

                                                                       ----------
                                                                           32,145
                                                                       ----------
         APPLICATION SOFTWARE (9.2%)
         BEA Systems, Inc.*. . . . . . . . . .           5,365             43,397
         Business Objects S.A. (ADR) (a)*. . .             500              7,450
         Electronic Arts, Inc. (a)*. . . . . .           1,735            112,983
         Informatica Corp.*. . . . . . . . . .           1,300              6,760
         Intuit, Inc. (a)* . . . . . . . . . .             340             17,653
         Mercury Interactive Corp.*. . . . . .           1,430             37,709
         Misys plc . . . . . . . . . . . . . .           9,020             29,458
         PeopleSoft, Inc.* . . . . . . . . . .           1,350             24,435
         Red Hat, Inc.*. . . . . . . . . . . .           1,590              7,139
         Symantec Corp.* . . . . . . . . . . .           1,250             50,000
         Synopsys, Inc.* . . . . . . . . . . .           1,195             45,231
         Trend Micro, Inc.*. . . . . . . . . .             100              2,286

                                                                       ----------
                                                                          384,501
                                                                       ----------
         COMPUTER HARDWARE (4.5%)
         CDW Computer Centers, Inc.* . . . . .              50              2,651
         Dell Computer Corp. (a)*. . . . . . .           3,940            112,723
         Hewlett-Packard Co. . . . . . . . . .           2,990             47,242
         International Business Machines Corp.             300             23,682

                                                                       ----------
                                                                          186,298
                                                                       ----------
         COMPUTER STORAGE & PERIPHERALS (0.8%)
         EMC Corp.*. . . . . . . . . . . . . .           5,835             29,817
         Logitech International S.A.*. . . . .              20                657
         Network Appliance, Inc. (a)*. . . . .             510              4,575

                                                                       ----------
                                                                           35,049
                                                                       ----------

                                                      NUMBER OF           VALUE
                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         ELECTRONIC EQUIPMENT & INSTRUMENTS (5.0%)
                                                                      $
         Agilent Technologies, Inc.* . . . . .           3,115             42,831
         Avocent Corp.*. . . . . . . . . . . .           1,300             26,000
         Flextronics International Ltd.* . . .           9,570             80,005
         Hirose Electric Co., Ltd. . . . . . .             100              7,053
         Kyocera Corp. . . . . . . . . . . . .              30              1,768
         Lockheed Martin Corp. (a) . . . . . .             450             26,055
         Mabuchi Motor Co., Ltd. . . . . . . .              50              4,440
         RF Micro Devices, Inc.* . . . . . . .              30                255
         Sanmina-SCI Corp.*. . . . . . . . . .           4,550             14,014
         Solectron Corp.*. . . . . . . . . . .           2,650              5,963

                                                                       ----------
                                                                          208,384
                                                                       ----------
         INTERNET SOFTWARE & SERVICES (9.4%)
         Amazon.com, Inc. (a)* . . . . . . . .             580             11,229
         AOL Time Warner, Inc.*. . . . . . . .           4,285             63,204
         eBay, Inc.* . . . . . . . . . . . . .           2,425            153,405
         Expedia, Inc., Class A* . . . . . . .             610             41,273
         Internet Security Systems*. . . . . .             640             11,814
         Overture Services, Inc. (a)*. . . . .           1,680             46,250
         Yahoo Japan Corp.*. . . . . . . . . .               2             25,794
         Yahoo!, Inc. (a)* . . . . . . . . . .           2,830             42,224

                                                                       ----------
                                                                          395,193
                                                                       ----------
         IT CONSULTING & SERVICES (7.9%)
         Affiliated Computer Services,
          Inc., Class A* . . . . . . . . . . .           2,460            113,283
         Computer Sciences Corp.*. . . . . . .           1,289             41,622
         Concord EFS, Inc.*. . . . . . . . . .           1,080             15,422
         DST Systems, Inc.*. . . . . . . . . .           1,500             46,125
         Exult, Inc.*. . . . . . . . . . . . .           1,050              2,993
         Fiserv, Inc.* . . . . . . . . . . . .           1,750             54,670
         Hewitt Associates, Inc.*. . . . . . .             200              5,890
         Infosys Technologies Ltd. (ADR) . . .             275             19,676
         The BISYS Group, Inc.*. . . . . . . .           1,650             29,535
         Unisys Corp.* . . . . . . . . . . . .             180              1,571

                                                                       ----------
                                                                          330,787
                                                                       ----------
         NETWORKING EQUIPMENT (4.4%)
         Brocade Communications
          Systems, Inc.* . . . . . . . . . . .           2,860             19,648
         Cisco Systems, Inc.*. . . . . . . . .          11,160            124,769
         Extreme Networks, Inc.* . . . . . . .           3,020             12,714
         Foundry Networks, Inc.* . . . . . . .           2,560             18,099
         Juniper Networks, Inc.* . . . . . . .           1,250              7,282

                                                                       ----------
                                                                          182,512
                                                                       ----------
         OFFICE ELECTRONICS (0.0%)
         Canon, Inc. . . . . . . . . . . . . .              50              1,845
                                                                       ----------
         SEMICONDUCTOR EQUIPMENT (6.3%)
         Applied Materials, Inc.*. . . . . . .           3,360             50,501
         ASM International N.V.* . . . . . . .             110              1,397
         ASML Holding N.V.
          (New York Shares)* . . . . . . . . .           1,645             14,147
         ChipPAC, Inc., Class A* . . . . . . .           4,555             12,075
         Emulex Corp.* . . . . . . . . . . . .           1,340             24,053
         Integrated Circuit Systems, Inc.* . .           1,270             25,959
         Integrated Device Technology, Inc.* .           1,250             12,346
         KLA-Tencor Corp.* . . . . . . . . . .           1,185             42,198
         Marvell Technology Group Ltd.*. . . .             940             15,237
         Microchip Technology, Inc.* . . . . .           1,880             45,872
         Rohm Co., Ltd.. . . . . . . . . . . .              30              3,779
         Teradyne, Inc.* . . . . . . . . . . .           1,335             16,167

                                                                       ----------
                                                                          263,731
                                                                       ----------
         SEMICONDUCTORS (12.7%)
         Altera Corp.* . . . . . . . . . . . .           6,845             80,223
         Broadcom Corp., Class A*. . . . . . .             600              7,188
         Intel Corp. . . . . . . . . . . . . .           6,900            119,370
         Maxim Integrated Products, Inc.*. . .             450             14,328
         Micron Technology, Inc.*. . . . . . .           1,150             18,400

                                       38


                                                      NUMBER OF           VALUE
                                                       SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         PMC-Sierra, Inc.* . . . . . . . . . .           2,855         $   13,904
         QLogic Corp.* . . . . . . . . . . . .              70              2,437
         Samsung Electronics Co., Ltd.(GDR)(S)             493             70,253
         STMicroelectronics N.V.
          (New York Shares). . . . . . . . . .             140              2,754
         Taiwan Semiconductor Manufacturing
          Co., Ltd. (ADR)* . . . . . . . . . .          12,059             94,301
         Texas Instruments, Inc. . . . . . . .           4,725             74,938
         Xilinx, Inc.* . . . . . . . . . . . .           1,730             32,853

                                                                       ----------
                                                                          530,949
                                                                       ----------
         SYSTEMS SOFTWARE (12.8%)
         Adobe Systems, Inc. . . . . . . . . .           2,995             70,802
         Microsoft Corp.*. . . . . . . . . . .           4,480            239,546
         Network  Associates, Inc.*. . . . . .           2,450             38,930
         Oracle Corp.* . . . . . . . . . . . .           8,605             88,201
         SAP AG (ADR). . . . . . . . . . . . .           2,390             45,745
         VERITAS Software Corp.* . . . . . . .           1,700             25,925
         Wind River Systems* . . . . . . . . .           6,850             24,797

                                                                       ----------
                                                                          533,946
                                                                       ----------
         TELECOMMUNICATIONS EQUIPMENT (7.7%)
         CIENA Corp.*. . . . . . . . . . . . .             440              1,619
         Corning, Inc.*. . . . . . . . . . . .           7,695             14,390
         Motorola, Inc.. . . . . . . . . . . .           2,400             22,008
         Nokia OYJ  (ADR). . . . . . . . . . .           6,480            107,698
         QUALCOMM, Inc.* . . . . . . . . . . .           3,830            132,211
         Utstar.com, Inc. (a)* . . . . . . . .           2,700             46,116

                                                                       ----------
                                                                          324,042
                                                                       ----------
          TOTAL INFORMATION TECHNOLOGY . . . .                          3,409,382
                                                                       ----------
         TELECOMMUNICATION SERVICES (3.1%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
         Alcatel S.A. (ADR). . . . . . . . . .           6,990             34,181
         AT&T Corp.. . . . . . . . . . . . . .           5,565             72,568

                                                                       ----------
                                                                          106,749
                                                                       ----------
         WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         Vodafone Group plc (GDR). . . . . . .           1,250             19,900
                                                                       ----------
          TOTAL TELECOMMUNICATION SERVICES . .                            126,649
                                                                       ----------
         TOTAL COMMON STOCKS (94.9%)
          (Cost $5,224,134). . . . . . . . . .                          3,966,285
                                                                       ----------
                                                      PRINCIPAL
                                                        AMOUNT
                                                      -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (5.6%)
         JPMorgan Chase Nassau
          1.22%, 11/1/02
          (Amortized Cost $235,763). . . . . .        $235,763            235,763
                                                                       ----------
         TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (100.5%)

          (Cost/Amortized Cost $5,459,897)                              4,202,048
                                                                       ----------
                                                       NUMBER
                                                         OF
                                                    CONTRACTS(C)
                                                    ------------
         OPTIONS WRITTEN *:
         CALL OPTIONS (-0.7%) (D)
         Alliant Techsystems, Inc.
          November @ $70.00. . . . . . . . . .              (2)              (120)
         Amazon.com, Inc.
          November @ $20.00. . . . . . . . . .              (5)              (350)
         Business Objects S.A. (ADR)
          January @ $17.00 . . . . . . . . . .              (4)              (400)
         Dell Computer Corp.
          November @ $25.00. . . . . . . . . .             (10)            (3,700)

                                                       NUMBER             VALUE
                                                         OF
                                                    CONTRACTS(C)        (NOTE 1)
-----------------------------------------------------------------------------------

         Electronic Arts
                                                                      $
          December @ $65.00. . . . . . . . . .              (2)              (960)
         Intuit, Inc.
          January @ $50.00 . . . . . . . . . .              (3)            (1,650)
         L-3 Communication Holdings, Inc.
          January @ $50.00 . . . . . . . . . .              (3)              (960)
         Lockheed Martin Corp.
          December @ $70.00. . . . . . . . . .              (3)              (135)
         Network Appliance, Inc.
          December @ $10.00. . . . . . . . . .              (4)              (400)
         Overture Services, Inc.
          November @ $25.00. . . . . . . . . .              (6)            (1,860)
         Raytheon Co.
          November @ $45.00. . . . . . . . . .              (5)              (100)
         Utstar.com, Inc.
          February @ $15.00. . . . . . . . . .              (9)            (3,150)
          February @ $17.00. . . . . . . . . .             (17)            (3,655)
         Yahoo, Inc.
          November @ $10.00. . . . . . . . . .             (23)           (11,040)
          November @ $12.00. . . . . . . . . .              (5)            (1,225)
                                                                       ----------
         TOTAL OPTIONS WRITTEN (-0.7%)
          (Premiums $21,369)                                              (29,705)
                                                                       ----------
         TOTAL INVESTMENTS AFTER
          OPTIONS WRITTEN (99.8%)
          (Cost/Amortized Cost $5,438,528) . .                          4,172,343
         OTHER ASSETS LESS LIABILITIES (0.2%)                               9,954
                                                                       ----------
         NET ASSETS (100%) . . . . . . . . . .                         $4,182,297
                                                                       ==========


*	Non-income producing.
(s)	Securities exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2002, these securities amounted to
$70,253 or 1.68% of net assets.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt


Distribution of Investments by Global Region
As a Percentage of Total Investments

Bermuda					0.3		%
Finland					2.5
France					2.1
Germany					1.1
India					0.5
Japan					1.1
Korea					1.7
Netherlands				0.4
Switzerland				0.1
Taiwan					2.2
United Kingdom				3.1
United States				84.9
					100.0%

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------
Options written for the period ended October 31, 2002, were as follows (Note 1):

                                                                TOTAL          TOTAL
                                                               NUMBER OF       PREMIUMS
                                                               CONTRACTS       RECEIVED
                                                              ----------       --------

Options Outstanding  -- December 31, 2001 . . . . . . . . .        --         $     --
Options Written . . . . . . . . . . . . . . . . . . . . . .       197           46,099
Options Terminated in Closing Purchase Transactions . . . .       (61)         (17,544)
Options Expired . . . . . . . . . . . . . . . . . . . . . .       (22)          (5,195)
Options Exercised . . . . . . . . . . . . . . . . . . . . .       (13)          (1,991)
                                                                  ---         --------
Options Outstanding  --  October 31, 2002 . . . . . . . . .       101         $ 21,369
                                                                  ===         ========




Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                 $14,018,800
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                   6,935,315

As of October 31, 2002, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost
of investments for federal income tax purposes was as follows:
Aggregate gross unrealized
 appreciation. . . . . . .                 $   127,014
Aggregate gross unrealized
 depreciation. . . . . . .                  (1,839,168)
                                           -----------
Net unrealized depreciation                $(1,712,154)
                                           ===========
Federal income tax cost of
 investments . . . . . . .                 $ 5,914,202
                                           ===========


For the period from December 31, 2001* to October 31, 2002, the
Fund incurred approximately $63 as brokerage commissions with Bernstein (Sanford C.) & Co. and $1 with Kleinwort Benson, each an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,393,769 which expires in the year 2010.

---------
* Commencement of Operations
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER STAPLES (1.2%)
         DRUG RETAIL (0.6%)

                                                                       $
         CVS Corp.. . . . . . . . . . . . . . .           1,500             41,595
                                                                        ----------
         FOOD PRODUCTS (0.6%)
         Monsanto Co. . . . . . . . . . . . . .           2,177             35,986
                                                                        ----------
          TOTAL CONSUMER STAPLES  . . . . . . .                             77,581
                                                                        ----------
         HEALTH CARE (90.9%)
         BIOTECHNOLOGY (13.5%)
         Amgen, Inc.* . . . . . . . . . . . . .           3,332            155,138
         Applera Corp.-Celera Genomics Group* .           2,200             18,128

         Cephalon, Inc.*. . . . . . . . . . . .           1,500             75,360
         Charles River Laboratories
          International, Inc.*. . . . . . . . .             600             22,050
         Ciphergen Biosystems, Inc.*. . . . . .           2,300              6,739
         CV Therapeutics, Inc.* . . . . . . . .           2,600             62,400
         Eclipsys Corp.*. . . . . . . . . . . .           1,400              6,790
         Exelixis, Inc.*. . . . . . . . . . . .           3,300             16,302
         Gen-Probe, Inc.* . . . . . . . . . . .             158              3,267
         Genentech, Inc.* . . . . . . . . . . .           1,950             66,476
         Genzyme Corp. - General Division*. . .           2,700             75,195
         Gilead Sciences, Inc.* . . . . . . . .           2,850             99,009
         Human Genome Sciences, Inc.* . . . . .           1,200             11,724
         IDEC Pharmaceuticals Corp.*. . . . . .             750             34,515
         Ilex Oncology, Inc.* . . . . . . . . .             900              5,527
         InterMune, Inc.* . . . . . . . . . . .             775             28,466
         Kyphon, Inc.*. . . . . . . . . . . . .           2,000             18,920
         Molecular Devices Corp.* . . . . . . .           1,500             20,190
         Orchid BioSciences, Inc.*. . . . . . .             200                104
         Regeneron Pharmaceuticals, Inc.* . . .           1,200             18,156
         Sangstat Medical Corp.*. . . . . . . .           1,000             18,660
         Sequenom, Inc.*. . . . . . . . . . . .             100                233
         Serono S.A., Class B . . . . . . . . .             102             56,935
         Telik, Inc.* . . . . . . . . . . . . .           1,400             20,650
         The Medicines Co.* . . . . . . . . . .           1,400             20,328
         Vertex Pharmaceuticals, Inc.*. . . . .           1,200             23,532

                                                                        ----------
                                                                           884,794
                                                                        ----------
         HEALTH CARE DISTRIBUTORS & SERVICES (5.4%)
         AdvancePCS*. . . . . . . . . . . . . .           1,450             36,395
         AmerisourceBergen Corp.. . . . . . . .           1,000             71,150
         Cardinal Health, Inc.. . . . . . . . .             900             62,289
         Gambro AB, Class A . . . . . . . . . .           7,720             40,191
         Health Management Associates, Inc.,
          Class A*. . . . . . . . . . . . . . .             200              3,824
         Laboratory Corp. of America Holdings*.           1,300             31,330
         Lincare Holdings, Inc.*. . . . . . . .             100              3,407
         McKesson HBOC, Inc.. . . . . . . . . .           1,710             50,975
         NDC Health Corp. . . . . . . . . . . .           1,700             30,005
         Varian Medical Systems, Inc.*. . . . .             500             24,110

                                                                        ----------
                                                                           353,676
                                                                        ----------
         HEALTH CARE EQUIPMENT (10.0%)
         Abgenix, Inc.* . . . . . . . . . . . .           2,100             14,280
         ATS Medical, Inc.* . . . . . . . . . .           5,800              3,196
         Baxter International, Inc. . . . . . .           3,600             90,072
         Becton, Dickinson & Co.. . . . . . . .           2,500             73,775
         Boston Scientific Corp.* . . . . . . .           1,400             52,682
         Cardiac Science, Inc.* . . . . . . . .          10,700             20,330
         Conceptus, Inc.* . . . . . . . . . . .             564              7,856
         Guidant Corp.* . . . . . . . . . . . .           2,800             82,796
         Medtronic, Inc.. . . . . . . . . . . .           2,400            107,520
         Rita Medical Systems, Inc.*. . . . . .           2,800             19,124
         St. Jude Medical, Inc.*. . . . . . . .           2,500             89,025
         Staar Surgical Co.*. . . . . . . . . .             200                610
         Stryker Corp.* . . . . . . . . . . . .             500             31,550

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         Therasense, Inc.*. . . . . . . . . . .           2,800         $   16,716
         Urologix, Inc.*. . . . . . . . . . . .           1,700              5,100
         Wright Medical Group, Inc.*. . . . . .             700             12,048
         Zimmer Holdings, Inc.* . . . . . . . .             600             24,732
         Zoll Medical Corp.*. . . . . . . . . .             100              3,245

                                                                        ----------
                                                                           654,657
                                                                        ----------
         HEALTH CARE FACILITIES (9.5%)
         Community Health Systems, Inc.*. . . .           5,200            122,200
         HCA, Inc.. . . . . . . . . . . . . . .           4,400            191,356
         Health Management Systems, Inc.* . . .           2,000              7,400
         Province Healthcare Co.* . . . . . . .           1,300             16,965
         Tenet Healthcare Corp.*. . . . . . . .           4,250            122,188
         Triad Hospitals, Inc.* . . . . . . . .             500             18,250
         Universal Health Services, Inc., Class
          B*. . . . . . . . . . . . . . . . . .           2,550            123,624
         VCA Antech, Inc.*. . . . . . . . . . .           1,100             16,467

                                                                        ----------
                                                                           618,450
                                                                        ----------
         HEALTH CARE SUPPLIES (1.5%)
         Bausch & Lomb, Inc.. . . . . . . . . .           1,400             43,540
         Beckman Coulter, Inc.. . . . . . . . .           1,100             30,635
         Viasys Healthcare, Inc.* . . . . . . .           1,400             22,512

                                                                        ----------
                                                                            96,687
                                                                        ----------
         MANAGED HEALTH CARE (3.7%)
         Anthem, Inc.*. . . . . . . . . . . . .             720             45,360
         Coventry Health Care, Inc.*. . . . . .           1,300             43,498
         Health Net, Inc.*. . . . . . . . . . .             700             16,380
         United Health Group, Inc.. . . . . . .             800             72,760
         Wellpoint Health Networks, Inc.* . . .             800             60,168

                                                                        ----------
                                                                           238,166
                                                                        ----------
         PHARMACEUTICALS (47.3%)
         Abbott Laboratories. . . . . . . . . .           6,500            272,155
         Adolor Corp.*. . . . . . . . . . . . .             500              6,866
         Alexion Pharmaceuticals, Inc.* . . . .           2,500             25,475
         Allergan, Inc. . . . . . . . . . . . .           1,050             57,172
         Alpharma, Inc., Class A. . . . . . . .             100                948
         Altana AG. . . . . . . . . . . . . . .             100              4,814
         American Pharmaceutical
          Partners, Inc.* . . . . . . . . . . .             500             10,000
         Amylin Pharmaceuticals, Inc.*. . . . .           3,300             57,354
         AstraZeneca plc (ADR). . . . . . . . .           3,100            116,405
         AtheroGenics Group, Inc.*. . . . . . .             600              3,960
         Aventis S.A. . . . . . . . . . . . . .           2,550            152,652
         Aventis S.A. (ADR) . . . . . . . . . .             900             53,280
         Axcan Pharma, Inc.*. . . . . . . . . .           1,300             13,845
         Biovail Corp.* . . . . . . . . . . . .             700             22,155
         Bristol-Myers Squibb Co. . . . . . . .           5,300            130,433
         Chugai Pharmaceutical  Co., Ltd. . . .           2,700             22,083
         Connetics Corp.* . . . . . . . . . . .           1,900             24,282
         Corvas International, Inc.*. . . . . .           8,200             10,578
         Cygnus, Inc.*. . . . . . . . . . . . .             200                238
         Eisai Co., Ltd.. . . . . . . . . . . .           2,000             43,180
         Elan Corp. plc (ADR)*. . . . . . . . .           3,700              6,475
         Eli Lilly & Co.. . . . . . . . . . . .           1,700             94,350
         Forest Laboratories, Inc.* . . . . . .             550             53,894
         Fujisawa Pharmaceutical Co., Ltd.. . .           3,000             58,281
         Isis Pharmaceuticals, Inc.*. . . . . .           6,700             65,392
         Johnson & Johnson. . . . . . . . . . .           2,100            123,375
         King Pharmaceuticals, Inc.*. . . . . .           4,100             62,935
         Kyorin Pharmaceutical Co.. . . . . . .           1,000             17,794
         MedImmune, Inc.* . . . . . . . . . . .           1,750             44,713
         Merck & Co., Inc.. . . . . . . . . . .           1,000             54,240
         Novartis AG (Registered) . . . . . . .             930             35,469
         Novo-Nordisk A/S, Class B. . . . . . .             100              2,758
         Orapharma, Inc.* . . . . . . . . . . .             700              2,989
         OSI Pharmaceuticals, Inc.* . . . . . .           1,500             25,980
         Pfizer, Inc. . . . . . . . . . . . . .           7,250            230,332
         Pharmaceutical Resources, Inc.*. . . .             500             11,785
         Pharmacia Corp.. . . . . . . . . . . .           8,950            384,850

                                       40


                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         Ribapharm, Inc.* . . . . . . . . . . .           2,600         $   11,830
         Rigel Pharmaceuticals, Inc.* . . . . .           3,000              4,500
         Rohto Pharmaceutical Co., Ltd. . . . .           1,000              7,559
         Sankyo Co., Ltd. . . . . . . . . . . .           2,000             23,574
         Sanofi-Synthelabo S.A. . . . . . . . .           1,500             91,726
         Schering-Plough Corp.. . . . . . . . .           6,400            136,640
         Scios, Inc.* . . . . . . . . . . . . .             400             11,544
         Shionogi & Co., Ltd. . . . . . . . . .           3,000             34,405
         Shire Pharmaceuticals
          Group plc (ADR)*. . . . . . . . . . .             300              7,008
         Shire Pharmaceuticals Group plc* . . .           4,700             37,869
         Teva Pharmaceutical
          Industries Ltd. (ADR) . . . . . . . .           1,400            108,402
         UCB S.A. . . . . . . . . . . . . . . .             100              2,440
         Watson Pharmaceuticals, Inc.*. . . . .             900             24,741
         Wyeth. . . . . . . . . . . . . . . . .           7,825            262,137
         Yamanouchi Pharmaceutical Co., Ltd.. .           1,000             24,488

                                                                        ----------
                                                                         3,092,350
                                                                        ----------
          TOTAL HEALTH CARE . . . . . . . . . .                          5,938,780
                                                                        ----------
         INDUSTRIALS (0.5%)
         COMMERCIAL SERVICES AND SUPPLIES (0.5%)
         Cerner Corp.*. . . . . . . . . . . . .             950             33,829
                                                                        ----------
         INFORMATION TECHNOLOGY (0.8%)
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
         Varian, Inc.*. . . . . . . . . . . . .             700             20,587
         Waters Corp.*. . . . . . . . . . . . .           1,200             30,216

                                                                        ----------
                                                                            50,803
                                                                        ----------

                                                       NUMBER OF          VALUE
                                                        SHARES           (NOTE 1)
-----------------------------------------------------------------------------------

         MATERIALS (2.0%)
         CHEMICALS (2.0%)
                                                                       $
         Akzo Nobel N.V.. . . . . . . . . . . .           2,000             59,814
         Bayer AG . . . . . . . . . . . . . . .           3,700             70,717

                                                                        ----------
                                                                           130,531
                                                                        ----------
         TOTAL COMMON STOCKS (95.4%)
          (Cost $6,925,285) . . . . . . . . . .                          6,231,524
                                                                        ----------
                                                       PRINCIPAL
                                                        AMOUNT
                                                       -----------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.2%)

         JPMorgan Chase Nassau                      $    77,555             77,555
          1.22%, 11/1/02. . . . . . . . . . . .                         ----------
         U.S. GOVERNMENT AGENCIES (2.7%)

         Federal Home Loan                              180,000            179,991
          (Discount Note), 11/1/02. . . . . . .                         ----------
         TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
          (Amortized Cost $257,546) . . . . . .                            257,546
                                                                        ----------
         TOTAL INVESTMENTS (99.3%)

          (Cost/Amortized Cost $7,182,831). . .                          6,489,070
         OTHER ASSETS LESS LIABILITIES  (0.7%)                              43,573
                                                                        ----------
         NET ASSETS (100%)  . . . . . . . . . .                         $6,532,643
                                                                        ==========

 *	Non-income producing.
Glossary:
ADR	-	American Depositary Receipt

Investment security transactions for the period from December 31, 2001* to
October 31, 2002 were as follows:
Cost of Purchases:
Stocks and long-term corporate debt securities				$	13,815,647
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities					6,117,192

As of October 31, 2002, the gross unrealized appreciation (depreciation)
of investments based on the aggregate
cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation				$	239,327
Aggregate gross unrealized depreciation					(1,189,833)
Net unrealized depreciation						$	(950,506)
Federal income tax cost of investments				$	7,439,576

For the period from December 31, 2001* to October 31, 2002, the Fund incurred approximately $40 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $499,529 which expires in the year 2010.

*	Commencement of Operations



                      See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                             PRINCIPAL                VALUE
                                              AMOUNT                 (NOTE 1)
-----------------------------------------------------------------------------------

         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (7.8%)
         AUTOMOBILES  (0.8%)
         DaimlerChrysler AG
                                           $                   $
          7.45%, 3/1/27 . . . .                  20,000                    20,109
         DaimlerChrysler NA
          Holdings Corp.
          7.75%, 5/27/03. . . .                 200,000                   205,084
          2.05%, 8/16/04(l) . .                 100,000                    98,571
         Ford Motor Co.
          6.50%, 8/1/18 . . . .                  25,000                    18,241

                                                                -----------------
                                                                          342,005
                                                                -----------------
         CASINOS & GAMING (1.4%)
         MGM Mirage, Inc.
          6.95%, 2/1/05 . . . .                 300,000                   305,990
          6.63%, 2/1/05 . . . .                 100,000                   100,749
         Park Place
          Entertainment Corp.
          7.95%, 8/1/03 . . . .                 100,000                   101,548
         Station Casinos, Inc.
          8.38%, 2/15/08. . . .                 100,000                   105,500

                                                                -----------------
                                                                          613,787
                                                                -----------------
         DEPARTMENT STORES (0.1%)
         Kohl's Corp.
          6.30%, 3/1/11 . . . .                  15,000                    16,409
         Sears Roebuck
          Acceptance Corp.
          6.75%, 8/15/11. . . .                  25,000                    22,917

                                                                -----------------
                                                                           39,326
                                                                -----------------
         HOTELS (0.3%)
         ITT Corp.
          6.75%, 11/15/03 . . .                 100,000                   100,125
         Park Place
          Entertainment Corp.
          7.00%, 7/15/04. . . .                  50,000                    50,438

                                                                -----------------
                                                                          150,563
                                                                -----------------
         MEDIA (5.2%)
         AOL Time Warner, Inc.
          5.63%, 5/1/05 . . . .                  15,000                    14,943
          6.15%, 5/1/07 . . . .                  20,000                    19,782
          7.63%, 4/15/31. . . .                  10,000                     9,061
          7.70%, 5/1/32 . . . .                 100,000                    91,845
         British Sky
          Broadcasting plc
          8.20%, 7/15/09. . . .                 100,000                   105,000
         Clear Channel
          Communications, Inc.
          7.25%, 9/15/03. . . .                 200,000                   203,863
         Comcast Cable
          Communications, Inc.
          6.38%, 1/30/06. . . .                  65,000                    63,863
          6.20%, 11/15/08 . . .                  20,000                    19,080
          6.88%, 6/15/09. . . .                  40,000                    38,808
         Continental Cablevision
          8.30%, 5/15/06. . . .                 100,000                    98,203
         COX Communications,
          Inc.
          6.50%, 11/15/02 . . .                 200,000                   199,885
         CSC Holdings, Inc.
          7.63%, 4/1/11 . . . .                 100,000                    81,750
         Rogers Cablesystems,
          Ltd.
          10.00%, 3/15/05 . . .                 200,000                   198,000
         TCI Communications,
          Inc.
          8.25%, 1/15/03. . . .                 300,000                   300,544
          6.38%, 5/1/03 . . . .                 200,000                   199,186
         Time Warner, Inc.
          6.88%, 6/15/18. . . .                  20,000                    18,008
          9.15%, 2/1/23 . . . .                  40,000                    40,902
          6.95%, 1/15/28. . . .                   5,000                     4,265
          6.63%, 5/15/29. . . .                 195,000                   158,502
         Turner Broadcasting
          Systems, Inc.
          7.40%, 2/1/04 . . . .                  50,000                    50,579

                                             PRINCIPAL                VALUE
                                              AMOUNT                 (NOTE 1)
-----------------------------------------------------------------------------------

         Walt Disney Co.
          3.90%, 9/15/03. . . .            $    200,000              $    200,447
          5.13%, 12/15/03 . . .                 200,000                   204,566

                                                                -----------------
                                                                        2,321,082
                                                                -----------------

          TOTAL CONSUMER                                                3,466,763
           DISCRETIONARY  . . .                                 -----------------
         CONSUMER STAPLES (1.6%)
         FOOD PRODUCTS (1.1%)
         General Mills, Inc.
          5.13%, 2/15/07. . . .                  30,000                    31,506
          6.00%, 2/15/12. . . .                  25,000                    26,778
         Kellogg Co.
          6.00%, 4/1/06 . . . .                  25,000                    27,208
          6.60%, 4/1/11 . . . .                  35,000                    39,288
         Kraft Foods, Inc.
          5.25%, 6/1/07 . . . .                  40,000                    43,020
          5.63%, 11/1/11. . . .                  15,000                    15,884
         R.J. Reynolds Tobacco
          Holdings, Inc.
          7.38%, 5/15/03. . . .                 150,000                   152,532
          7.38%, 5/15/03(S)+. .                 150,000                   151,946

                                                                -----------------
                                                                          488,162
                                                                -----------------
         FOOD RETAIL (0.5%)
         Kroger Co.
          7.80%, 8/15/07. . . .                  20,000                    22,651
         Safeway, Inc.
          3.63%, 11/5/03. . . .                 200,000                   201,797
          5.80%, 8/15/12. . . .                  10,000                    10,470

                                                                -----------------
                                                                          234,918
                                                                -----------------
          TOTAL CONSUMER STAPLES                                          723,080
                                                                -----------------
         ENERGY (1.9%)
         INTEGRATED OIL & GAS (1.3%)
         Amerada Hess Corp.
          7.88%, 10/1/29. . . .                  30,000                    33,955
         Coastal Corp.
          7.75%, 6/15/10. . . .                 100,000                    73,000
         Conoco Funding Co.
          5.45%, 10/15/06 . . .                  20,000                    21,392
          6.35%, 10/15/11 . . .                  15,000                    16,502
         Conoco, Inc.
          6.95%, 4/15/29. . . .                  30,000                    32,947
         Occidental Petroleum
          Corp.
          6.75%, 11/15/02 . . .                 225,000                   225,268
          6.40%, 4/1/03 . . . .                 100,000                   101,630
         Phillips Petroleum Co.
          7.00%, 3/30/29. . . .                  20,000                    21,789
         Southern Natural Gas
          Co.
          8.00%, 3/1/32 . . . .                  50,000                    44,500

                                                                -----------------
                                                                          570,983
                                                                -----------------
         OIL & GAS EQUIPMENT & SERVICES (0.4%)
         El Paso Corp.
          6.75%, 5/15/09. . . .                  40,000                    26,400
          7.50%, 11/15/26 . . .                  15,000                    12,300
          8.38%, 6/15/32 (S). .                  15,000                    12,900
         Limestone Electron
          Trust
          8.63%, 3/15/03 (S)(b)                 100,000                    93,113
         Tennessee Gas Pipeline
          8.38%, 6/15/32. . . .                  30,000                    28,500

                                                                -----------------
                                                                          173,213
                                                                -----------------
         OIL & GAS EXPLORATION & PRODUCTION (0.2%)
         Anadarko Petroleum
          Corp.
          5.38%, 3/1/07 . . . .                  30,000                    32,026
         Devon Energy Corp.
          7.95%, 4/15/32. . . .                  20,000                    23,194
         Devon Funding Corp.
          7.88%, 9/30/31. . . .                  30,000                    34,560
                                                                -----------------
                                                                           89,780
                                                                -----------------

                                       42


                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------------

         OIL & GAS REFINING & MARKETING (0.0%)
         Valero Energy Corp.
          7.50%, 4/15/32. . . .            $     10,000              $      8,973
                                                                -----------------
          TOTAL ENERGY  . . . .                                           842,949
                                                                -----------------
         FINANCIALS (86.8%)
         ASSET BACKED (5.8%)
         American Airlines,
          Inc.,
          Series 99-1
          7.02%, 10/15/09 . . .                 150,000                   136,524
         Amortizing Residential Collateral Trust,
          Series 02-BC3M A
          2.10%, 6/25/32 (e)  .                 281,054                   280,219
         Asset Backed Securities
          Corp., Series 02-HE1
          A1
          2.28%, 3/15/32. . . .                 238,444                   238,392
         Bank One Issuance
          Trust,
          Series 02-A2 A2
          4.16%, 1/15/08. . . .                 150,000                   156,412
         Bear Stearns Asset Backed Securities, Inc.,
          Series 01-A AI1
          2.04%, 6/15/16. . . .                  96,506                    96,508
         Bear Stearns Asset Backed Securities, Inc.,
          Series 02-2 A1
          2.16%, 10/25/32 (e) .                 176,352                   175,997
         Chase Funding Loan Acquisition Trust,
          Series 01-FF1 A2
          2.09%, 4/25/31. . . .                 300,065                   298,360
         Citibank Credit Card Issuance
          Trust,
          Series 02-A3 A3
          4.40%, 5/15/07. . . .                 125,000                   131,149
         GMAC Mortgage Corp. Loan Trust,
          Series 99-HLTV A1
          1.48%, 11/18/25 . . .                 116,456                   116,401
         Home Equity Asset
          Trust,
          Series 02-1 A4
          2.13%, 11/25/32(e)  .                  95,449                    95,174
         MBNA Master Credit Card
          Trust, Series 99-G A
          6.35%, 12/15/06 . . .                 100,000                   107,310
         Merrill Lynch Mortgage Investors, Inc.,
          Series 02-AFC1 AV1
          2.22%, 4/25/31. . . .                 155,937                   155,855
         Nissan Auto Receivables Owner Trust,
          Series 02-B A3
          3.99%, 12/15/05 . . .                 200,000                   205,549
         Racers,
          Series 97-R-8-3
          2.05%, 8/15/07 (S)+ .                 100,000                    99,160
         Steers Delaware
          Business Trust, Series
          02-11
          7.44%, 5/27/03 (S)(b)                 100,000                    86,625
         Student Loan Marketing
          Association
          1.88%, 4/25/10(l) . .                 105,231                   105,231
             Series 00-2
          1.92%, 7/25/08(l) . .                 106,838                   106,899

                                                                -----------------
                                                                        2,591,765
                                                                -----------------
         BANKS (2.1%)
         Bank of America Corp.
          7.80%, 2/15/10. . . .                  20,000                    23,555
          4.88%, 9/15/12. . . .                  10,000                     9,944
         Barclays Bank plc
          6.86%  12/31/49 (S)(l)                 25,000                    24,155
          8.55%  12/31/49 (S) .                  85,000                   101,933
         European Investment
          Bank
          5.63%, 1/24/06. . . .                 105,000                   113,952
         FleetBoston Financial
          Corp.
          4.88%, 12/1/06. . . .                  25,000                    25,765

                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------------

         HSBC Capital Funding LP
          10.18%, 12/29/49                 $                   $
           (S)(b) . . . . . . .                 100,000                   133,878
          5.25%, 5/2/06 . . . .                  25,000                    26,849
         International Finance
          Corp.
          4.75%, 4/30/07. . . .                  50,000                    53,424
         KBC Bank Fund Trust III
          9.86%, 11/29/49 (S) .                 125,000                   148,668
         Royal Bank of Scotland Group plc
          (ADR)
          9.12%, 12/31/49 . . .                 125,000                   151,916
         U.S. Bancorp
          3.95%, 8/23/07. . . .                  60,000                    60,724
         Wachovia Corp.
          6.30%, 4/15/28. . . .                  60,000                    64,503

                                                                -----------------
                                                                          939,266
                                                                -----------------
         COLLATERALIZED MORTGAGE OBLIGATIONS (8.9%)
         Bank of America Mortgage Securities,
             Series 02-K 2A1
          5.82%, 10/20/32 +(l).                 283,136                   287,864
         Bear Stearns Adjustable Rate
          Mortgage Trust,
             Series 02-2 IIIA
          6.90%, 6/25/31. . . .                  66,061                    67,587
         CDC Mortgage Capital
          Trust,
          Series 02-HE2 A
          2.12%, 8/25/33(e) . .                 193,840                   193,245
         Chase Commercial Mortgage
          Securities Corp.,
          Series 99-2  A2
          7.20%, 1/15/32. . . .                  75,000                    87,259
         COMM,
          Series 99-1 A2
          6.46%, 9/15/08. . . .                  50,000                    55,936
         Commercial Mortgage Asset Trust,
          Series 99-C1 A3
          6.64%, 9/17/10. . . .                 100,000                   112,806
         Countrywide Home Loans,
            Series 02-1 5A1
          6.27%, 3/19/32(l) . .                  84,915                    87,614
            Series 02-HYB2 6A1
          5.01%, 9/19/32(l) . .                 177,827                   181,153
         Credit Suisse First
          Boston Mortgage
          Securities Corp.
          2.38%, 8/25/33(S)+(l)                 199,122                   199,122
          2.48%, 3/25/32(S)+. .                 277,735                   275,283
            Series 02-AR2 2A1
          2.25%, 2/25/32. . . .                 247,839                   247,495
            Series 98-C2 A2
          6.30%, 11/11/30 . . .                  60,000                    66,445
         Credit-Based Asset Servicing and
          Securitization,
            Series 02-CB1 A2A
          2.19%, 1/25/32. . . .                 329,513                   329,150
         First Horizon Asset Securities,
          Inc.,
          Series 00-H 1A
          7.00%, 5/25/30. . . .                  35,350                    35,939
         GE Capital Mortgage Services,
          Inc.,
          Series 02-2A A2
          4.97%, 8/11/36. . . .                 150,000                   155,580
         GMAC Commercial
          Mortgage Securities,
          Inc.,
          Series 99-C2 A2
          6.95%, 9/15/33. . . .                 100,000                   113,910
         PNC Mortgage Acceptance
          Corp., Series 99-5 1A7
          6.30%, 6/25/29. . . .                 300,000                   307,305

                                       43


                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------------

         Structured Asset
          Securities Corp.,
          Series 01-3A 1A1
          2.33%, 3/25/31. . . .            $     85,394              $     85,628
             Series 02-9-AZ
          2.16%, 10/25/27 . . .                 170,565                   170,760
            Series 01-12 3A1
          6.35%, 9/25/31. . . .                 257,155                   262,102
            Series 02-HF1 A
            2.12%, 1/25/33 (e)                   88,989                    88,642
         Washington Mutual
          Financial,
            Series 00-3A
          4.05%, 12/25/40 . . .                 111,130                   112,157
         Washington Mutual Mortgage
          Securities Corp.,
             Series 01-2 A3
          6.01%, 4/25/31. . . .                 173,243                   176,711
         Washington Mutual,
             Series 99-WM1 3A2
          6.40%, 10/25/39 . . .                 236,204                   241,271
                                                                -----------------
                                                                        3,940,964
                                                                -----------------
         DIVERSIFIED FINANCIALS (8.4%)
         Ameritech Capital
          Funding Corp.
          6.25%, 5/18/09. . . .                  50,000                    52,369
         Bear Stearns Co., Inc.
          6.50%, 5/1/06 . . . .                  15,000                    16,220
         Chase Manhattan Corp.
          7.25%, 6/1/07 . . . .                  25,000                    28,047
         CIT Group, Inc.
          2.15%, 2/28/03. . . .                 100,000                    99,550
         Citigroup, Inc.
          6.75%, 12/1/05. . . .                  75,000                    82,767
          5.75%, 5/10/06. . . .                  50,000                    53,561
          6.20%, 3/15/09. . . .                  25,000                    27,284
          7.25%, 10/1/10. . . .                 120,000                   135,978
         Credit Suisse First Boston USA,
          Inc.
          5.75%, 4/15/07. . . .                   5,000                     5,193
          6.13%, 11/15/11 . . .                  20,000                    20,297
          7.13%, 7/15/32. . . .                  20,000                    20,258
         Ford Motor Credit Co.
          7.75%, 11/15/02 . . .                 100,000                   100,040
          7.25%, 1/15/03. . . .                 100,000                   100,190
          2.01%, 3/17/03(l) . .                 100,000                    98,558
          2.08%, 6/2/03(l). . .                 100,000                    97,781
          2.34%, 6/23/03(l) . .                 100,000                    97,715
          6.88%, 2/1/06(a). . .                 110,000                   101,414
          7.38%, 10/28/09 . . .                  55,000                    49,775
          7.88%, 6/15/10. . . .                  65,000                    60,361
          7.38%, 2/1/11 . . . .                  10,000                     8,937
          7.25%, 10/25/11 . . .                  15,000                    13,107
         General Electric
          Capital Corp.
          5.24%, 6/15/07. . . .                  50,000                    52,347
          7.38%, 1/19/10. . . .                  20,000                    23,010
          6.13%, 2/22/11. . . .                  80,000                    85,393
          6.00%, 6/15/12. . . .                  10,000                    10,623
          6.75%, 3/15/32. . . .                  50,000                    52,367
         General Motors
          Acceptance Corp.
          5.88%, 1/22/03. . . .                 100,000                   100,309
          2.14%, 8/4/03 . . . .                  50,000                    49,079
          2.01%, 8/18/03. . . .                 200,000                   195,784
          6.75%, 1/15/06. . . .                  40,000                    39,625
          7.75%, 1/19/10. . . .                  20,000                    19,521
          7.25%, 3/2/11 . . . .                 120,000                   112,901
          6.88%, 9/15/11. . . .                  45,000                    41,003
          6.88%, 8/28/12. . . .                  60,000                    54,301
          8.00%, 11/1/31. . . .                  10,000                     8,929
         Golden State Bancorp,
          Inc.
          2.91%, 8/1/03 . . . .                 300,000                   299,058
          7.63%, 1/15/03. . . .                 100,000                    99,165
          7.00%, 5/15/12. . . .                  35,000                    31,344

                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------------

         Household Finance Corp.
          5.88%, 11/1/02. . . .            $    150,000              $    150,010
         J.P. Morgan Chase & Co.
          5.25%, 5/30/07. . . .                  50,000                    52,511
         KFW International
          Finance
          5.25%, 6/28/06. . . .                  50,000                    53,817
          4.75%, 1/24/07. . . .                  70,000                    74,323
         Lehman Brothers
          Holdings, Inc.
          6.25%, 5/15/06. . . .                  25,000                    26,896
          6.63%, 1/18/12. . . .                  40,000                    43,409
         Morgan Stanley
          5.80%, 4/1/07 . . . .                  25,000                    26,787
          6.75%, 4/15/11. . . .                  45,000                    49,095
         National Rural
          Utilities Cooperative
          Finance Corp.
          2.94%, 4/26/04. . . .                 200,000                   200,651
         Panhandle Holding Co.
          6.50%, 7/15/09. . . .                 100,000                    86,069
         Pemex Finance, Ltd.
          9.03%, 2/15/11(a) . .                 100,000                   117,756
         Redwood Capital II,
          Ltd.
          5.05%, 1/1/04 (S) . .                 100,000                    99,661
         Sears Roebuck
          Acceptance Corp.
          7.00%, 2/1/11 . . . .                  25,000                    23,236
          6.70%, 4/15/12. . . .                  15,000                    13,778
          7.00%, 6/1/32 . . . .                  20,000                    16,677
         Sprint Capital Corp.
          5.70%, 11/15/03 . . .                 150,000                   144,117

                                                                -----------------
                                                                        3,722,954
                                                                -----------------
         FOREIGN GOVERNMENT (1.9%)
         Federative Republic of
          Brazil
          2.56%, 4/15/06(l) . .                 112,000                    87,080
          11.50%, 3/12/08 . . .                  50,000                    32,500
          8.00%, 4/15/14. . . .                 123,141                    71,576
         Government of Croatia
          2.88%, 7/31/06. . . .                  82,610                    82,300
         Republic of Bulgaria
          2.69%, 7/28/11(l) . .                  48,500                    44,135
         Republic of Panama
          8.25%, 4/22/08. . . .                 120,000                   121,085
         Republic of Peru
          9.13%, 2/21/12 (S). .                 100,000                    88,250
         United Mexican States
          8.50%, 2/1/06 . . . .                 150,000                   165,801
          8.38%, 1/14/11. . . .                  40,000                    43,070
          7.50%, 1/14/12. . . .                 110,000                   114,675

                                                                -----------------
                                                                          850,472
                                                                -----------------
         INSURANCE (0.1%)
         Marsh & McLennan Cos.,
          Inc.
          6.25%, 3/15/12. . . .                  30,000                    32,570
         Metlife, Inc.
          6.13%, 12/1/11. . . .                  20,000                    21,005

                                                                -----------------
                                                                           53,575
                                                                -----------------
         REAL ESTATE (0.8%)
         Avalonbay Communities,
          Inc.
          6.63%, 9/15/11. . . .                  25,000                    25,953
         EOP Operating LP
          6.38%, 2/15/03. . . .                 200,000                   202,088
          7.00%, 7/15/11. . . .                   5,000                     5,327
          6.75%, 2/15/12. . . .                  10,000                    10,411
         Equity Residential
          Properties Trust
          6.63%, 3/15/12. . . .                  75,000                    79,137
         Spieker Properties,
          Inc.
          7.50%, 10/1/27. . . .                  20,000                    20,186

                                                                -----------------
                                                                          343,102
                                                                -----------------

                                       44


                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)

-----------------------------------------------------------------------------------

         U.S. GOVERNMENT (9.4%)
         U.S. Treasury Bonds
          10.38%, 11/15/12. . .            $    215,000              $    288,159
          8.13%, 8/15/19. . . .                 485,000                   663,275
          8.50%, 2/15/20. . . .                 465,000                   657,902
          8.00%, 11/15/21 . . .                 510,000                   696,548
          6.00%, 2/15/26. . . .                 100,000                   111,797
          6.75%, 8/15/26. . . .                 130,000                   158,788
          5.38%, 2/15/31. . . .                 190,000                   200,547
         U.S. Treasury Notes
          6.00%, 8/15/09. . . .                 100,000                   115,582
          4.38%, 8/15/12. . . .                 470,000                   487,919
         U.S. Treasury Notes,
          Inflation Indexed
          3.50%, 1/15/11. . . .                 518,730                   563,714
         U.S. Treasury Strip PO
          Zero Coupon, 11/15/21                 675,000                   238,926
                                                                -----------------
                                                                        4,183,157
                                                                -----------------
         U.S. GOVERNMENT AGENCIES (49.4%)
         Federal Home Loan
          Mortgage Corp.
          4.88%, 3/15/07. . . .                 425,000                   456,454
          4.50%, 7/23/07. . . .                 100,000                   103,589
          7.00%, 3/15/10. . . .                 170,000                   201,797
          6.88%, 9/15/10. . . .                  80,000                    94,179
          5.63%, 3/15/11. . . .                 120,000                   131,007
          5.88%, 3/21/11. . . .                  20,000                    21,625
          5.25%, 7/15/11. . . .                 396,405                   402,968
          6.00%, 1/1/17 . . . .                 446,282                   464,917
          6.00%, 2/1/17 . . . .                 808,910                   842,687
          6.00%, 4/1/17 . . . .                 175,583                   182,915
          6.00%, 6/1/17 . . . .                  93,042                    96,926
          5.50%, 8/1/17 . . . .                 588,768                   608,372
          6.00%, 8/1/17 . . . .                 198,580                   206,872
          5.63%, 7/15/28. . . .                 189,076                   193,712
          6.00%, 12/15/28 . . .                 342,830                   350,714
          6.50%, 4/15/29. . . .                 351,312                   374,327
          2.15%, 12/15/29 . . .                 370,203                   372,231
          6.50%, 5/1/31 . . . .                 300,000                   311,281
         Federal National
          Mortgage Association
          5.50%, 2/15/06. . . .                 345,000                   376,204
          4.38%, 10/15/06 . . .                  75,000                    79,134
          6.00%, 12/25/08 . . .                 174,960                   182,663
          4.79%, 5/1/09 . . . .                  75,000                    76,500
          5.99%, 5/1/09 . . . .                  90,455                    99,625
          6.00%, 5/15/11. . . .                 200,000                   222,841
          6.00%, 9/25/11. . . .                 200,000                   205,042
          4.75%, 10/11/12 . . .                 100,000                    98,171
          6.00%, 11/1/16. . . .                  89,849                    93,684
          5.50%, 1/1/17 . . . .                 679,110                   701,232
          5.50%, 2/1/17 . . . .                 194,106                   200,429
          6.00%, 3/1/17 . . . .                  75,124                    78,330
          6.00%, 5/1/17 . . . .                  76,341                    79,599
          5.50%, 6/1/17 . . . .                 297,727                   307,425
          6.00%, 6/1/17 . . . .                 487,363                   508,167
          5.50%, 6/17/17. . . .                 192,379                   198,646
          6.00%, 11/1/28. . . .                 171,615                   176,660
          7.00%, 1/1/32 . . . .                  43,720                    45,674
          7.00%, 4/1/32 . . . .                  95,482                    99,749
          6.50%, 6/1/32 . . . .                 257,912                   267,369
          5.50%, 11/25/17 TBA .               3,000,000                 3,092,813
          6.00%  11/25/17 TBA .               1,000,000                 1,041,250
          5.00%, 12/25/17 TBA .                 100,000                   101,312
          6.00%  11/25/32 TBA .               1,300,000                 1,335,750
          6.50%  11/25/32 TBA .                 700,000                   725,157
          7.00%  11/25/32 TBA .                 100,000                   104,469

                                              PRINCIPAL                     VALUE
                                                 AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------------

         Government National Mortgage
          Association
          6.75%, 7/20/27. . . .            $     74,963              $     77,589
          6.00%, 2/15/29. . . .                 840,142                   870,485
          6.00%, 2/15/32. . . .                 179,771                   186,264
          6.00%, 10/15/32 . . .                 159,957                   165,734
          6.00%, 11/15/32 TBA .               2,000,000                 2,066,876
          6.50%, 11/15/32 TBA .               2,500,000                 2,603,124

                                                                -----------------
                                                                       21,884,540
                                                                -----------------
          TOTAL FINANCIALS  . .                                        38,509,795
                                                                -----------------
         HEALTH CARE (1.4%)
         HEALTH CARE EQUIPMENT & SERVICES (1.1%)
         Beverly Enterprises,
          Inc.
          9.00%, 2/15/06. . . .                 100,000                    81,000
         Columbia/HCA Healthcare
          Corp.
          6.87%, 9/15/03. . . .                 200,000                   204,903
         HEALTHSOUTH Corp.
          7.63%, 6/1/12 . . . .                 250,000                   197,500
         Wellpoint Health
          Networks, Inc.
          6.38%, 1/15/12. . . .                  15,000                    16,206

                                                                -----------------
                                                                          499,609
                                                                -----------------
         PHARMACEUTICALS (0.3%)
         Pharmacia Corp.
          6.50%, 12/1/18. . . .                 100,000                   109,005
                                                                -----------------
          TOTAL HEALTH CARE . .                                           608,614
                                                                -----------------
         INDUSTRIALS (4.9%)
         AEROSPACE & DEFENSE (1.8%)
         Honeywell
          International, Inc.
          6.88%, 10/3/05. . . .                  20,000                    21,854
         Lockheed Martin Corp.
          7.25%, 5/15/06. . . .                  30,000                    33,717
          7.20%, 5/1/36 . . . .                  20,000                    22,886
         Martin Marietta Corp.
          6.50%, 4/15/03. . . .                 200,000                   203,279
         Northrop Grumman Corp.
          7.13%, 2/15/11. . . .                  35,000                    38,983
         Raytheon Co.
          7.90%, 3/1/03 . . . .                 400,000                   405,243
          6.55%, 3/15/10. . . .                  40,000                    42,399

                                                                -----------------
                                                                          768,361
                                                                -----------------
         AIRLINES (1.0%)
         Continental Airlines,
          Inc.
          7.06%, 3/15/11. . . .                 100,000                    81,806
          6.55%, 2/2/19 . . . .                  22,421                    17,835
          Series 00-1
          7.92%, 5/1/10 . . . .                  50,000                    37,866
         Delta Air Lines, Inc.
          7.11%, 9/18/11. . . .                 200,000                   181,858
         United Air Lines, Inc.
          6.60%, 9/1/13 . . . .                 100,000                    69,350
          Series 00-2
          7.19%, 10/1/12. . . .                  98,158                    69,752

                                                                -----------------
                                                                          458,467
                                                                -----------------
         COMMERCIAL SERVICES & SUPPLIES (0.7%)
         Allied Waste North
          America
          7.38%, 1/1/04 . . . .                 100,000                    99,500
         Waste Management, Inc.
          6.50%, 12/15/02 . . .                 100,000                   100,184
          7.00%, 10/1/04. . . .                 100,000                   102,969

                                                                -----------------
                                                                          302,653
                                                                -----------------

                                       45


                                             PRINCIPAL                VALUE
                                              AMOUNT                 (NOTE 1)
-----------------------------------------------------------------------------------

         CONSTRUCTION & ENGINEERING (0.1%)
         Texas Eastern
          Transmission LP
          5.25%, 7/15/07. . . .            $     40,000              $     41,459
                                                                -----------------
         ELECTRICAL EQUIPMENT (0.1%)
         Midwest Generation LLC
          8.56%, 1/2/16 . . . .                 100,000                    55,658
                                                                -----------------
         INDUSTRIAL CONGLOMERATES (0.6%)
         General Electric
          Capital Corp.
          5.35%, 3/30/06. . . .                  55,000                    58,315
         Kinder Morgan, Inc.
          6.45%, 3/1/03 . . . .                 100,000                   100,712
          6.65%, 3/1/05 . . . .                  30,000                    31,376
         Tyco International
          Group S.A.
          6.38%, 2/15/06. . . .                  50,000                    45,000
          6.38%, 10/15/11 . . .                  30,000                    25,500

                                                                -----------------
                                                                          260,903
                                                                -----------------
         RAILROADS (0.6%)
         Burlington Northern
          Santa Fe Corp.
          6.38%, 12/15/05 . . .                  60,000                    66,032
          5.90%, 7/1/12 . . . .                  15,000                    15,952
          5.94%, 1/15/22. . . .                  55,000                    58,375
         Canadian National
          Railway Co.
          6.90%, 7/15/28. . . .                  30,000                    32,454
          7.38%, 10/15/31 . . .                  25,000                    28,908
         Norfolk Southern Corp.
          7.05%, 5/1/37 . . . .                  50,000                    54,462

                                                                -----------------
                                                                          256,183
                                                                -----------------
          TOTAL INDUSTRIALS . .                                         2,143,684
                                                                -----------------
         MATERIALS (1.2%)
         CHEMICALS (0.2%)
         Dow Chemical Co.
          5.75%, 12/15/08 . . .                  15,000                    15,185
          5.97%, 1/15/09. . . .                  25,000                    25,115
          6.00%, 10/1/12. . . .                  30,000                    29,317
         Resolution Funding
          Corp.
          Zero Coupon, 7/15/18.                  25,000                    10,384
          Zero Coupon, 10/15/18                  25,000                    10,197

                                                                -----------------
                                                                           90,198
                                                                -----------------
         PAPER & FOREST PRODUCTS (1.0%)
         International Paper Co.
          8.00%, 7/8/03 . . . .                 200,000                   207,345
         Weyerhaeuser Co.
          2.95%, 9/15/03(l) . .                 100,000                    99,932
          6.13%, 3/15/07. . . .                  50,000                    52,714
          5.95%, 11/1/08. . . .                  35,000                    36,279
          7.38%, 3/15/32. . . .                  25,000                    25,252

                                                                -----------------
                                                                          421,522
                                                                -----------------
          TOTAL MATERIALS . . .                                           511,720
                                                                -----------------
         TELECOMMUNICATION SERVICES (2.3%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
         AT&T Corp.
          7.30%, 11/15/11 . . .                  25,000                    24,500
          8.00%, 11/15/31 (S) .                  25,000                    23,875
         British
          Telecommunications plc
          3.30%, 12/15/03 . . .                 200,000                   200,070
         Citizens Communications
          Co.
          7.63%, 8/15/08. . . .                  20,000                    20,100
         France Telecom S.A.
          9.00%, 3/1/31 . . . .                 100,000                   112,940
         Qwest Capital Funding,
          Inc.
          7.00%, 8/3/09 . . . .                  45,000                    24,975
         Qwest Corp.
          7.63%, 6/9/03 . . . .                 100,000                    96,500

                                             PRINCIPAL                VALUE
                                              AMOUNT                 (NOTE 1)
-----------------------------------------------------------------------------------

         SBC Communications,
          Inc.
                                           $                   $
          5.88%, 8/15/12. . . .                  50,000                    53,140
         Sprint Corp.
          9.50%, 4/1/03 . . . .                 100,000                    99,506
         Verizon Global Funding
          Corp.
          7.25%, 12/1/10. . . .                  45,000                    48,698
          7.38%, 9/1/12 . . . .                  25,000                    27,517
          7.75%, 6/15/32. . . .                  35,000                    37,543
         Verizon New England,
          Inc.
          5.88%, 1/17/12. . . .                  35,000                    35,425
         Verizon Pennsylvania,
          Inc.
          5.65%, 11/15/11 . . .                  20,000                    19,927
         WorldCom, Inc.
          7.38%, 1/15/03 (S)(h)                 300,000                    51,750
          6.40%, 8/15/05 (h). .                  11,000                     1,898
          7.38%, 1/15/06 (S)(h)                   9,000                     1,553
          8.25%, 5/15/10 (h). .                  65,000                    11,212
          7.50%, 5/15/11 (h). .                  15,000                     2,587
          8.25%, 5/15/31 (h). .                   5,000                       863

                                                                -----------------
                                                                          894,579
                                                                -----------------
         WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         Verizon Wireless, Inc.
          2.29%, 12/17/03 (S)(b)                100,000                    98,012
         Vodafone Group plc
          7.75%, 2/15/10. . . .                  20,000                    22,857

                                                                -----------------
                                                                          120,869
                                                                -----------------
          TOTAL
           TELECOMMUNICATION
           SERVICES . . . . . .                                         1,015,448
                                                                -----------------
         UTILITIES (3.7%)
         ELECTRIC UTILITIES (3.4%)
         Consumer's Energy Co.
          6.00%, 3/15/05. . . .                  25,000                    23,994
         Dominion Resources,
          Inc.
          6.00%, 1/31/03. . . .                 200,000                   200,988
          8.13%, 6/15/10. . . .                  25,000                    27,960
          5.70%, 9/17/12. . . .                  60,000                    59,540
         DTE Energy Co.
          6.00%, 6/1/04 . . . .                  40,000                    41,728
          7.05%, 6/1/11 . . . .                  40,000                    43,052
         Entergy Mississippi,
          Inc.
          7.75%, 2/15/03. . . .                 100,000                   101,301
         Exelon Corp.
          6.75%, 5/1/11 . . . .                  15,000                    15,994
         FirstEnergy Corp.
          7.38%, 6/1/03 . . . .                 200,000                   202,715
          7.38%, 11/15/31 . . .                  55,000                    47,818
         Oncor Electric Delivery
          Co.
          6.38%, 5/1/12 (S) . .                  10,000                    10,174
          7.00%, 9/1/22 (S) . .                  10,000                     8,718
         Progress Energy, Inc.
          6.55%, 3/1/04 . . . .                 200,000                   204,224
          6.75%, 3/1/06 . . . .                  75,000                    77,042
          6.85%, 4/15/12. . . .                  10,000                    10,102
          7.75%, 3/1/31 . . . .                  25,000                    24,560
         PSEG Energy Holdings,
          Inc.
          8.50%, 6/15/11. . . .                 100,000                    63,000
         Toledo Edison
          7.82%, 3/31/03. . . .                 200,000                   201,742
         TXU Corp.
          6.75%, 3/1/03 . . . .                 100,000                   100,325
         Virginia Electric &
          Power Co.
          5.75%, 3/31/06. . . .                  25,000                    26,710

                                                                -----------------
                                                                        1,491,687
                                                                -----------------
         GAS UTILITIES (0.1%)
         Kinder Morgan Energy
          Partners LP
          7.30%, 8/15/33 (S). .                  50,000                    50,608
                                                                -----------------

                                       46


                                              PRINCIPAL                     VALUE
                                                 AMOUNT                    (NOTE 1)
-----------------------------------------------------------------------------------

         MULTI - UTILITIES (0.2%)
         Williams Cos., Inc.

                                           $                   $
          6.50%, 11/15/02 . . .                 100,000                    99,385
                                                                -----------------
          TOTAL UTILITIES . . .                                         1,641,680
                                                                -----------------
         TOTAL LONG-TERM DEBT
          SECURITIES (111.6%)
          (Cost $49,496,599). .                                        49,463,733
                                                                -----------------

         CONVERTIBLE BONDS:
         HEALTH CARE  (0.1%)
         HEALTHSOUTH Corp.
          3.25%,  4/1/03
          (Cost $47,360)  . . .                  50,000                    47,875
                                                                -----------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER  (2.9%)
         BP America
          2.80%, 11/6/02. . . .                 500,000                   499,977
         UBS Warburg
          1.80%,  11/5/02 . . .                 600,000                   599,852
         Westpac Capital Corp.
          1.72%,  11/26/02. . .                 200,000                   199,755
                                                                -----------------
                                                                        1,299,584
                                                                -----------------
         TIME DEPOSIT  (1.4%)
         JPMorgan Chase Nassau
          1.22%,  11/1/02 . . .                 630,998                   630,998
                                                                -----------------
         U.S. GOVERNMENT  (3.6%)
          U.S. Treasury Bills
          11/7/02#. . . . . . .               1,300,000                 1,299,600
          11/14/02(a) . . . . .                 190,000                   189,882
          11/29/02(a) . . . . .                 100,000                    99,873
                                                                -----------------
                                                                        1,589,355
                                                                -----------------
         U.S. GOVERNMENT AGENCIES  (6.8%)
         Federal Home Loan
          (Discount Note),
           11/1/02. . . . . . .               2,500,000                 2,499,899
         Federal National Mortgage Association

          (Discount Note),                      500,000                   498,950
           12/18/02 . . . . . .                                 -----------------
                                                                        2,998,849
                                                                -----------------
         TOTAL SHORT-TERM DEBT SECURITIES  (14.7%)

          (Amortized Cost                                               6,518,786
           $6,518,786). . . . .                                 -----------------
                                    NUMBER OF CONTRACTS(C)
                                  -----------------------------

         OPTIONS PURCHASED:
         PUT OPTIONS (0.0%)*
         Eurodollar
          December @ $94.25 . .                       5                       125
          December @ $95.50 . .                      43                       528
          December @ $95.75 . .                       1                        13
                                                                -----------------
         TOTAL OPTIONS PURCHASED
          (0.0%)
          (Cost $856) . . . . .                                               666
                                                                -----------------
         TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS AND
          SECURITIES SOLD SHORT (126.4%)

          (Cost/Amortized Cost $56,063,601)                            56,031,060
                                                                -----------------

                                            NUMBER                          VALUE
                                              OF                          (NOTE 1)
                                         CONTRACTS(C)
-----------------------------------------------------------------------------------

         OPTIONS WRITTEN:
         CALL OPTIONS (-0.2%)*
         10 Year U.S. Treasury Note Future
                                                               $
          November @ $108.00. .                     (10)                  (67,188)
          November @ $110.00. .                      (3)                   (9,625)
          November @ $118.00. .                     (10)                     (938)
                                                                -----------------
                                                                          (77,751)
                                                                -----------------
         PUT OPTIONS (-0.0%)*
         Eurodollar
          March @ $96.00. . . .                     (28)                     (300)
          March @ $98.00. . . .                     (10)                   (1,000)
          December @ $96.50 . .                     (11)                   (3,300)
                                                                -----------------
                                                                           (4,600)
                                                                -----------------
         TOTAL OPTIONS WRITTEN
          (-0.2%)
          (Premiums $62,266). .                                           (82,351)
                                                                -----------------
         TOTAL INVESTMENTS BEFORE SECURITIES
          SOLD SHORT (126.2%)

          (Cost/Amortized Cost                                         55,948,709
           $56,001,335) . . . .                                 -----------------
                                             PRINCIPAL
                                              AMOUNT
                                           ---------------
         SECURITIES SOLD SHORT:
         U.S. GOVERNMENT AGENCIES  (-2.1%)
         Federal National Mortgage Association
          5.50%,  11/25/17 TBA.            $   (700,000)                 (721,656)
          6.00%,  11/25/17 TBA.                (200,000)                 (208,250)
                                                                -----------------

         TOTAL SECURITIES SOLD SHORT                                     (929,906)
           (-2.1%) (Proceeds $929,882)                          -----------------
         TOTAL INVESTMENTS (124.1%)
          (Cost/Amortized Cost
           $55,071,453) . . . .                                        55,018,803
         OTHER ASSETS LESS
          LIABILITIES
          (-24.1%). . . . . . .                                       (10,680,831)
                                                                -----------------
         NET ASSETS (100%)  . .                                      $ 44,337,972
                                                                =================

*	Non-income producing.
+	Securities (totaling $1,013,375 or 2.29% of net assets) valued at fair value.
(s)	Securities exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2002, these securities amounted to $1,759,384 or 3.97% of net assets.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(a)	Fully or partially pledged as collateral on outstanding
written call options.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(e)	Step Bond - Coupon rate increases in increments to maturity.
Rate disclosed is as of October 31, 2002.  Maturity date disclosed is the ultimate maturity date.
(h)	Security in default, non-income producing.
(l)	Floating rate security.
Glossary:
ADR	-	American Depositary Receipt
PO	-	Principal Only
TBA	-	Security is subject to delayed delivery

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
October 31, 2002
--------------------------------------------------------------------------------


Options written for the period ended October 31, 2002, were as follows (Note 1):

                                                             TOTAL          TOTAL
                                                           NUMBER OF      PREMIUMS
                                                           CONTRACTS      RECEIVED
                                                          -----------  -------------
Options Outstanding  --  December 31, 2001. . . . . . . .        --         $     --
Options Written . . . . . . . . . . . . . . . . . . . . .       262          131,221
Options Terminated in Closing Purchase Transactions . . .       (60)         (24,109)
Options Expired . . . . . . . . . . . . . . . . . . . . .      (130)         (44,846)
                                                               ----         --------
Options Outstanding  --  October 31, 2002 . . . . . . . .        72         $ 62,266
                                                               ====         ========




 At October 31, 2002, the Fund had the following futures contracts and options on futures open (Note 1):

                                                  <C                        UNUNREALIZED
PURCHASES:              NUMBER OF EXPIRATION   ORIGINAL       VALUE AT      APPRECIATION/
---------               CONTRACTS   DATE       VALUE          10/31/02     (DEPRECIATION)
                        --------  ---------   -------          -------       -----------
Eurx Eur-Bund . . . .     11       12/06/02  $ 1,210,159    $ 1,213,834       $     3,675
Eurx Eur-Bobl.            18       12/06/02    1,932,227      1,949,911            17,684
U.S. 10 Yr T-Note . .     34       12/19/02    3,874,614      3,900,437            25,823
U.S. Treasury Bonds .     13       12/31/02    1,434,319      1,438,531             4,212
Lif 3M Euribr Put @
 $95.625#. . .             2        3/17/03           25             25                --
Lif 3M Euribr Put @
 $95.50#. . .             18        3/17/03          220             --             (220)
                                                                              -----------
                                                                                   51,174
                                                                              -----------

SALES:
-----
Lif 3M Euribr Put @
 $96.75#                 (10)     12/16/02       (2,219)          (495)            1,724
U.S. 5 Yr T-Note. . .    (15)     12/19/02   (1,676,839)    (1,706,015)          (29,176)
U.S. 10 Yr T-Note        (18)     12/19/02   (2,021,048)    (2,064,937)          (43,889)
Lif 3M Euribr Put @
 $96.75#. . . . . . .    (14)      3/17/03       (5,878)        (2,080)            3,798
                                                                              -----------
                                                                                 (67,543)
                                                                              -----------
                                                                              $  (16,639)
                                                                              ===========

Investment security transactions for the period from December 31, 2001* to October 31, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt securities                $ 43,873,486
U.S. Government securities                 156,832,927
NET PROCEEDS OF SALES AND
 REDEMPTIONS:
Stocks and long-term
 corporate debt securities                  20,849,535
U.S. Government securities                 136,094,905

As of October 31, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for
federal income tax purposes was as follows:
Aggregate gross unrealized
 appreciation. . . . . . .                $    759,413
Aggregate gross unrealized
 depreciation. . . . . . .                    (816,443)
                                          ------------
Net unrealized depreciation               $    (57,030)
                                          ============
Federal income tax cost of
 investments . . . . . . .                $ 56,088,090
                                          ============


---------
* Commencement of Operations
# Options on futures contracts
                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
October 31, 2002

                                                      PRINCIPAL           VALUE
                                                       AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         BANKERS ACCEPTANCE NOTES (0.9%)
         Bank of America

                                                                      $
          1.70%, 4/22/03 . . . . . . . . . . .     $   106,000             105,139
                                                                       -----------
         COMMERCIAL PAPER (96.5%)
         Aegon N.V.
          1.73%, 12/2/02 . . . . . . . . . . .         400,000             399,404
         American Express Co.
          1.61%, 11/26/02. . . . . . . . . . .         500,000             499,427
         ANZ Delaware, Inc.
          1.62%, 11/12/02. . . . . . . . . . .         425,000             424,773
         BP Capital Markets plc
          1.71%, 12/9/02 . . . . . . . . . . .         450,000             449,188
         British Columbia Province
          1.72%, 11/1/02 . . . . . . . . . . .         500,000             500,000
         CBA Finance, Inc.
          1.72%, 11/1/02 . . . . . . . . . . .         300,000             300,000
         ChevronTexaco Corp.
          1.71%, 11/8/02 . . . . . . . . . . .         500,000             499,834
         Danske Corp.
          1.75%, 11/12/02. . . . . . . . . . .         400,000             399,786
          1.75%, 12/3/02 . . . . . . . . . . .         100,000              99,844
         Den Norske Bank
          1.75%, 12/19/02. . . . . . . . . . .         500,000             498,833
         Ei Dupont Co.
          1.72%, 11/14/02. . . . . . . . . . .         500,000             499,689
         HBOS Treasury Services
          1.77%, 11/5/02 . . . . . . . . . . .         500,000             499,902
         IBM (International Business
          Machines Corp.)
          1.75%, 11/6/02 . . . . . . . . . . .         380,000             379,908
         ING America Corp.
          1.70%, 11/15/02. . . . . . . . . . .         500,000             499,669
         International Lease Finance Corp.
          1.73%, 12/19/02. . . . . . . . . . .         470,000             468,916
         Kraft Foods, Inc.
          1.85%, 11/8/02 . . . . . . . . . . .         329,000             328,882
         Merck & Co. , Inc.
          1.72%, 11/13/02. . . . . . . . . . .         500,000             499,713
         Pitney Bowes, Inc.
          1.75%, 11/4/02 . . . . . . . . . . .         500,000             499,927
         Quebec Province
          1.70%, 11/18/02. . . . . . . . . . .         500,000             499,599

                                                      PRINCIPAL           VALUE
                                                       AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------

         San Paolo U.S. Finance
                                                                      $
          1.76%, 12/2/02 . . . . . . . . . . .     $   301,000             300,544
         Societe Generale Northern America
          1.75%, 12/19/02. . . . . . . . . . .         136,000             135,683
          1.78%, 11/7/02 . . . . . . . . . . .         300,000             299,911
         SouthTrust Corp.
          1.75%, 12/2/02 . . . . . . . . . . .         500,000             499,999
         Svenska Handelsbanken, Inc.
          1.75%, 12/17/02. . . . . . . . . . .         200,000             199,553
          1.77%, 11/6/02 . . . . . . . . . . .         250,000             249,939
         Swedbank
          1.76%, 11/18/02. . . . . . . . . . .         450,000             449,626
         Westpac Trust Securities Ltd.
          1.75%, 12/12/02. . . . . . . . . . .         500,000             499,003
                                                                       -----------
          TOTAL COMMERCIAL PAPER . . . . . . .                          10,881,552
                                                                       -----------
         TIME DEPOSIT (1.6%)
         JPMorgan Chase Nassau
          1.22%, 11/1/02 . . . . . . . . . . .         178,278             178,278
                                                                       -----------
         U.S. GOVERNMENT AGENCIES (9.7%)
         Federal Farm Credit Bank
          1.74%, 11/22/02. . . . . . . . . . .         100,000              99,899
         Federal Home Loan Bank
          1.70%, 11/6/02 . . . . . . . . . . .         300,000             299,930
          1.78%, 12/6/02 . . . . . . . . . . .         123,000             122,787
         Federal National Mortgage Association
          1.70%, 11/29/02. . . . . . . . . . .         100,000              99,868
          1.70%, 12/4/02 . . . . . . . . . . .         102,000             101,841
          1.75%, 12/24/02. . . . . . . . . . .         204,000             203,474
          1.75%, 12/26/02. . . . . . . . . . .          65,000              64,826
          1.78%, 12/13/02. . . . . . . . . . .         100,000              99,792
                                                                       -----------
          TOTAL U.S. GOVERNMENT AGENCIES . . .                           1,092,417
                                                                       -----------
         TOTAL SHORT-TERM DEBT SECURITIES (108.7%)

          (Amortized Cost $12,257,386) . . . .                          12,257,386
         OTHER ASSETS LESS LIABILITIES  (-8.7%)                           (982,130)
                                                                       -----------
         NET ASSETS (100%) . . . . . . . . . .                         $11,275,256
                                                                       ===========
         Federal income tax cost of investments                        $12,257,386
                                                                       ===========





                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $10,098,545) (Note 1) . . . .     $ 7,979,053
 Cash . . . . . . . . . . . . . . . . . . . . . . . . . .             131
 Receivable from investment manager . . . . . . . . . . .          40,123
 Receivable for securities sold . . . . . . . . . . . . .          17,980
 Deferred organizational costs (Note 1) . . . . . . . . .          15,657
 Receivable for Fund shares sold. . . . . . . . . . . . .          12,444
 Dividends, interest and other receivables. . . . . . . .           3,684
 Other assets . . . . . . . . . . . . . . . . . . . . . .           1,779
                                                              -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .       8,070,851
                                                              -----------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . . . .          21,248
 Administrative fees payable. . . . . . . . . . . . . . .          13,792
 Distribution fees payable. . . . . . . . . . . . . . . .           1,855
 Trustees' fees payable . . . . . . . . . . . . . . . . .           1,443
 Payable for Fund shares redeemed . . . . . . . . . . . .             500
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .          62,251
                                                              -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .         101,089
                                                              -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .     $ 7,969,762
                                                              ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .     $10,932,561
 Accumulated undistributed net investment income. . . . .          11,538
 Accumulated undistributed net realized loss. . . . . . .        (854,845)
 Unrealized depreciation on investments . . . . . . . . .      (2,119,492)
                                                              -----------
  Net assets, October 31, 2002. . . . . . . . . . . . . .     $ 7,969,762
                                                              ===========
 CLASS A
 Net asset value and redemption price per share $1,428,685
  / 202,791 shares outstanding (Note 1) . . . . . . . . .     $      7.05
 Maximum sales charge (5.50% of offering price) . . . . .            0.41
                                                              -----------
 Maximum offering price to public . . . . . . . . . . . .     $      7.46
                                                              ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $1,731,658 /  247,371 shares outstanding (Note 1) . . .     $      7.00
                                                              ===========
 CLASS C
 Net asset value and redemption price per share $242,694 /
  34,684 shares outstanding (Note 1). . . . . . . . . . .     $      7.00
 Maximum sales charge (1.00% of offering price) . . . . .            0.07
                                                              -----------
 Maximum offering price to public . . . . . . . . . . . .     $      7.07
                                                              ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $4,566,725 / 646,977 shares outstanding (Note 1). . . .     $      7.06
                                                              ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends  . . . . . . . . . . . . . . . . . . . . . . .     $    44,282
 Interest . . . . . . . . . . . . . . . . . . . . . . . .           3,593
                                                              -----------
  Total income. . . . . . . . . . . . . . . . . . . . . .          47,875
                                                              -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .         132,286
 Investment management fees . . . . . . . . . . . . . . .          67,997
 Transfer agent fees. . . . . . . . . . . . . . . . . . .          47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .          44,852
 Registration and filing fees . . . . . . . . . . . . . .          42,762
 Amortization of deferred organizational expense. . . . .
 Custodian fees . . . . . . . . . . . . . . . . . . . . .          39,116
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .          10,763
 Printing and mailing expenses. . . . . . . . . . . . . .           9,064
 Distribution fees - Class A. . . . . . . . . . . . . . .           2,433
 Distribution fees - Class B. . . . . . . . . . . . . . .          11,390
 Distribution fees - Class C. . . . . . . . . . . . . . .           1,845
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .           3,005
                                                              -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .         454,783
                                                              -----------
 Less:  Waiver of investment management fees (Note 6) . .         (67,997)
            Reimbursement from investment manager . . . .        (289,529)
            Fees paid indirectly (Note 1) . . . . . . . .          (3,618)
                                                              -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .          93,639
                                                              -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . .
                                                                  (45,764)
                                                              -----------
 REALIZED AND UNREALIZED  LOSS (NOTE 1)
 Realized loss on securities. . . . . . . . . . . . . . .        (854,845)
 Net unrealized depreciation on securities. . . . . . . .      (2,119,492)
                                                              -----------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .      (2,974,337)
                                                              -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .     $(3,020,101)
                                                              ===========



STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment  loss . . . . . . . . . . . . . . . . . .      $   (45,764)
 Net realized loss on investments . . . . . . . . . . . .         (854,845)
 Net unrealized depreciation on investments . . . . . . .       (2,119,492)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (3,020,101)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 231,230 shares ] . . . . . . . . .        2,089,091
 Capital shares repurchased [ (28,689) shares ] . . . . .         (218,695)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        1,870,396
                                                               -----------
 CLASS B
 Capital shares sold [ 272,242 shares ] . . . . . . . . .        2,410,921
 Capital shares repurchased [ (25,121) shares ] . . . . .         (180,256)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        2,230,665
                                                               -----------
 CLASS C
 Capital shares sold [ 40,572 shares ]. . . . . . . . . .          367,814
 Capital shares repurchased [ (6,138) shares ]. . . . . .          (42,867)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          324,947
                                                               -----------
 CLASS Z
 Capital shares sold [ 711,486 shares ] . . . . . . . . .        7,056,305
 Capital shares repurchased [ (64,759) shares ] . . . . .         (502,450)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,553,855
                                                               -----------
 NET INCREASE  IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       10,979,863
                                                               -----------
 TOTAL INCREASE  IN NET ASSETS  . . . . . . . . . . . . .        7,959,762
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 7,969,762
                                                               ===========
 -----------
 (a)  Includes accumulated undistributed net investment
  income of . . . . . . . . . . . . . . . . . . . . . . .      $    11,538
                                                               -----------
 *  Fund commenced operations on December 31, 2001

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $10,369,939) (Note 1) . . . .     $ 8,936,899
 Receivable from investment manager . . . . . . . . . . .          30,426
 Receivable for securities sold . . . . . . . . . . . . .          16,751
 Deferred organizational costs (Note 1) . . . . . . . . .          15,657
 Dividends, interest and other receivables. . . . . . . .          10,989
 Receivable for Fund shares sold. . . . . . . . . . . . .          10,831
 Other assets . . . . . . . . . . . . . . . . . . . . . .           1,870
                                                              -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .       9,023,423
                                                              -----------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . . .             675
 Payable for securities purchased . . . . . . . . . . . .          46,823
 Administrative fees payable. . . . . . . . . . . . . . .          13,971
 Payable for Fund shares redeemed . . . . . . . . . . . .          11,700
 Distribution fees payable. . . . . . . . . . . . . . . .           2,116
 Trustees' fees payable . . . . . . . . . . . . . . . . .           1,629
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .          61,012
                                                              -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .         137,926
                                                              -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .     $ 8,885,497
                                                              ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .     $11,342,317
 Accumulated undistributed net investment income. . . . .          67,515
 Accumulated undistributed net realized loss. . . . . . .      (1,091,295)
 Unrealized depreciation on investments . . . . . . . . .      (1,433,040)
                                                              -----------
  Net assets, October 31, 2002. . . . . . . . . . . . . .     $ 8,885,497
                                                              ===========
 CLASS A
 Net asset value and redemption price per share $1,334,590
  / 172,283 shares outstanding (Note 1) . . . . . . . . .     $      7.75
 Maximum sales charge (5.50% of offering price) . . . . .            0.45
                                                              -----------
 Maximum offering price to public . . . . . . . . . . . .     $      8.20
                                                              ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $2,009,713 / 261,106 shares outstanding (Note 1). . . .     $      7.70
                                                              ===========
 CLASS C
 Net asset value and redemption price per share $292,851 /
  38,061 shares outstanding (Note 1). . . . . . . . . . .     $      7.69
 Maximum sales charge (1.00% of offering price) . . . . .            0.08
                                                              -----------
 Maximum offering price to public . . . . . . . . . . . .     $      7.77
                                                              ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $5,248,343 / 676,414 shares outstanding (Note 1). . . .     $      7.76
                                                              ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $36 foreign withholding tax) . . . . .     $   107,300
 Interest . . . . . . . . . . . . . . . . . . . . . . . .           7,457
                                                              -----------
  Total income. . . . . . . . . . . . . . . . . . . . . .         114,757
                                                              -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .         133,528
 Investment management fees . . . . . . . . . . . . . . .          75,810
 Transfer agent fees. . . . . . . . . . . . . . . . . . .          47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .          46,147
 Registration and filing fees . . . . . . . . . . . . . .          42,762
 Amortization of deferred organizational expense. . . . .
 Custodian fees . . . . . . . . . . . . . . . . . . . . .          29,382
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .          11,599
 Printing and mailing expenses. . . . . . . . . . . . . .          10,062
 Distribution fees - Class A. . . . . . . . . . . . . . .           1,793
 Distribution fees - Class B. . . . . . . . . . . . . . .          13,670
 Distribution fees - Class C. . . . . . . . . . . . . . .           2,234
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .           3,031
                                                              -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .         459,288
                                                              -----------
 Less:  Waiver of investment management fees (Note 6) . .         (75,810)
            Reimbursement from investment manager . . . .        (274,815)
            Fees paid indirectly (Note 1) . . . . . . . .          (3,863)
                                                              -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .         104,800
                                                              -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . .           9,957
                                                              -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
 Realized loss on securities. . . . . . . . . . . . . . .      (1,091,295)
 Net unrealized depreciation on securities. . . . . . . .      (1,433,040)
                                                              -----------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .      (2,524,335)
                                                              -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .     $(2,514,378)
                                                              ===========





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income. . . . . . . . . . . . . . . . . .      $     9,957
 Net realized loss on investments . . . . . . . . . . . .       (1,091,295)
 Net unrealized depreciation on investments . . . . . . .       (1,433,040)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (2,514,378)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 189,955 shares ] . . . . . . . . .        1,730,805
 Capital shares repurchased [ (17,922) shares ] . . . . .         (149,586)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        1,581,219
                                                               -----------
 CLASS B
 Capital shares sold [ 283,811 shares ] . . . . . . . . .        2,697,240
 Capital shares repurchased [ (22,955) shares ] . . . . .         (185,353)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        2,511,887
                                                               -----------
 CLASS C
 Capital shares sold [ 47,957 shares ]. . . . . . . . . .          455,075
 Capital shares repurchased [ (10,146) shares ] . . . . .          (78,248)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          376,827
                                                               -----------
 CLASS Z
 Capital shares sold [ 785,720 shares ] . . . . . . . . .        7,818,640
 Capital shares repurchased [ (109,556) shares ]. . . . .         (898,698)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,919,942
                                                               -----------
 NET INCREASE  IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       11,389,875
                                                               -----------
 TOTAL INCREASE  IN NET ASSETS  . . . . . . . . . . . . .        8,875,497
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 8,885,497
                                                               ===========
 -----------
 (a)  Includes accumulated undistributed net investment
  income of . . . . . . . . . . . . . . . . . . . . . . .      $    67,515
                                                               -----------
 *   Fund commenced operations on December 31, 2001



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $10,427,273) (Note 1) . . . .    $ 9,251,345
 Receivable for securities sold . . . . . . . . . . . . .        162,754
 Receivable from investment manager . . . . . . . . . . .         39,640
 Dividends, interest and other receivables. . . . . . . .         17,279
 Deferred organizational costs (Note 1) . . . . . . . . .         15,657
 Receivable for Fund shares sold. . . . . . . . . . . . .         15,623
 Other assets . . . . . . . . . . . . . . . . . . . . . .          1,915
                                                             -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .      9,504,213
                                                             -----------
 LIABILITIES
 Overdraft payable (Foreign cash $11) . . . . . . . . . .          2,509
 Payable for securities purchased . . . . . . . . . . . .        176,052
 Payable for Fund shares redeemed . . . . . . . . . . . .         27,557
 Administrative fees payable. . . . . . . . . . . . . . .         14,142
 Distribution fees payable. . . . . . . . . . . . . . . .          2,372
 Trustees' fees payable . . . . . . . . . . . . . . . . .          1,778
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .         66,565
                                                             -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .        290,975
                                                             -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $ 9,213,238
                                                             ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $11,404,651
 Accumulated undistributed net investment income. . . . .        101,725
 Accumulated undistributed net realized loss. . . . . . .     (1,117,250)
 Unrealized depreciation on investments . . . . . . . . .     (1,175,888)
                                                             -----------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $ 9,213,238
                                                             ===========
 CLASS A
 Net asset value and redemption price per share $1,364,405
  / 170,680 shares outstanding (Note 1) . . . . . . . . .    $      7.99
 Maximum sales charge (5.50% of offering price) . . . . .           0.47
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      8.46
                                                             ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $2,216,536 / 278,616 shares outstanding (Note 1). . . .    $      7.96
                                                             ===========
 CLASS C
 Net asset value and redemption price per share $314,792 /
  39,582 shares outstanding (Note 1). . . . . . . . . . .    $      7.95
 Maximum sales charge (1.00% of offering price) . . . . .           0.08
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      8.03
                                                             ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $5,317,505 / 662,970 shares outstanding (Note 1). . . .    $      8.02
                                                             ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $756 foreign withholding tax). . . . .    $   143,294
 Interest . . . . . . . . . . . . . . . . . . . . . . . .          5,509
                                                             -----------
  Total income. . . . . . . . . . . . . . . . . . . . . .        148,803
                                                             -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .        133,866
 Investment management fees . . . . . . . . . . . . . . .         77,324
 Transfer agent fees. . . . . . . . . . . . . . . . . . .         47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .         46,456
 Custodian fees . . . . . . . . . . . . . . . . . . . . .         43,866
 Registration and filing fees . . . . . . . . . . . . . .         42,762
 Amortization of deferred organizational expense. . . . .         41,770
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .         11,817
 Printing and mailing expenses. . . . . . . . . . . . . .         10,624
 Distribution fees - Class A. . . . . . . . . . . . . . .          2,206
 Distribution fees - Class B. . . . . . . . . . . . . . .         14,962
 Distribution fees - Class C. . . . . . . . . . . . . . .          2,546
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .          3,049
                                                             -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .        478,748
                                                             -----------
 Less:   Waiver of investment management fees (Note 6). .        (77,324)
            Reimbursement from investment manager . . . .       (288,918)
            Fees paid indirectly (Note 1) . . . . . . . .         (7,665)
                                                             -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .        104,841
                                                             -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . .         43,962
                                                             -----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .     (1,117,250)
 Foreign currency transactions. . . . . . . . . . . . . .             73
                                                             -----------
  Net realized loss . . . . . . . . . . . . . . . . . . .     (1,117,177)
                                                             -----------
 Net unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .     (1,175,928)
 Foreign currency translations. . . . . . . . . . . . . .             40
                                                             -----------
  Net unrealized depreciation . . . . . . . . . . . . . .     (1,175,888)
                                                             -----------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .     (2,293,065)
                                                             -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $(2,249,103)
                                                             ===========





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income  . . . . . . . . . . . . . . . . .      $    43,962
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .       (1,117,177)
 Net unrealized depreciation on investments and foreign
  currency translations . . . . . . . . . . . . . . . . .       (1,175,888)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (2,249,103)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 187,528 shares ] . . . . . . . . .        1,826,585
 Capital shares repurchased [ (17,098) shares ] . . . . .         (148,238)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        1,678,347
                                                               -----------
 CLASS B
 Capital shares sold [ 307,147 shares ] . . . . . . . . .        2,947,547
 Capital shares repurchased [ (28,781) shares ] . . . . .         (232,656)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        2,714,891
                                                               -----------
 CLASS C
 Capital shares sold [ 43,781 shares ]. . . . . . . . . .          431,005
 Capital shares repurchased [ (4,449) shares ]. . . . . .          (35,979)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          395,026
                                                               -----------
 CLASS Z
 Capital shares sold [ 696,266 shares ] . . . . . . . . .        6,940,436
 Capital shares repurchased [ (33,546) shares ] . . . . .         (276,359)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,664,077
                                                               -----------
 NET INCREASE  IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       11,452,341
                                                               -----------
 TOTAL INCREASE  IN NET ASSETS  . . . . . . . . . . . . .        9,203,238
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 9,213,238
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  income of . . . . . . . . . . . . . . . . . . . . . . .      $   101,725
                                                               -----------
 * Fund commenced operations on December 31, 2001





                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $8,746,309) (Note 1). . . . .    $       8,114,648
 Receivable for securities sold . . . . . . . . . . . . .              224,084
 Receivable from investment manager . . . . . . . . . . .               58,851
 Receivable for Fund shares sold. . . . . . . . . . . . .               39,273
 Deferred organizational costs (Note 1) . . . . . . . . .               15,657
 Dividends, interest and other receivables. . . . . . . .                  459
 Other assets . . . . . . . . . . . . . . . . . . . . . .                1,821
                                                             -----------------
  Total assets. . . . . . . . . . . . . . . . . . . . . .            8,454,793
                                                             -----------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . . .                7,600
 Payable for securities purchased . . . . . . . . . . . .              212,164
 Administrative fees payable. . . . . . . . . . . . . . .               13,816
 Payable for Fund shares redeemed . . . . . . . . . . . .                2,993
 Distribution fees payable. . . . . . . . . . . . . . . .                2,313
 Trustees' fees payable . . . . . . . . . . . . . . . . .                1,500
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .               72,106
                                                             -----------------
  Total liabilities . . . . . . . . . . . . . . . . . . .              312,492
                                                             -----------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $       8,142,301
                                                             =================
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $      12,322,344
 Accumulated undistributed net investment loss. . . . . .             (37,005)
 Accumulated undistributed net realized loss. . . . . . .           (3,511,377)
 Unrealized depreciation on investments . . . . . . . . .             (631,661)
                                                             -----------------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $       8,142,301
                                                             =================
 CLASS A
 Net asset value and redemption price per share $1,408,568
  / 227,247 shares outstanding (Note 1) . . . . . . . . .    $            6.20
 Maximum sales charge (5.50% of offering price) . . . . .                 0.36
                                                             -----------------
 Maximum offering price to public . . . . . . . . . . . .    $            6.56
                                                             =================
 CLASS B
 Net asset value, offering and redemption price per share
  $2,093,697 / 339,680 shares outstanding (Note 1). . . .    $            6.16
                                                             =================
 CLASS C
 Net asset value and redemption price per share $485,143 /
  78,894 shares outstanding (Note 1). . . . . . . . . . .    $            6.15
 Maximum sales charge (1.00% of offering price) . . . . .                 0.06
                                                             -----------------
 Maximum offering price to public . . . . . . . . . . . .    $            6.21
                                                             =================
 CLASS Z
 Net asset value, offering and redemption price per share
  $4,154,893 / 668,820 shares outstanding (Note 1). . . .    $            6.21
                                                             =================
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $12 foreign withholding tax) . . . . .    $          12,879
 Interest . . . . . . . . . . . . . . . . . . . . . . . .                7,717
                                                             -----------------
  Total income. . . . . . . . . . . . . . . . . . . . . .               20,596
                                                             -----------------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .              132,532
 Investment management fees . . . . . . . . . . . . . . .               83,404
 Custodian fees . . . . . . . . . . . . . . . . . . . . .               67,887
 Transfer agent fees. . . . . . . . . . . . . . . . . . .               47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .               45,197
 Registration and filing fees . . . . . . . . . . . . . .               42,762
 Amortization of deferred organizational expense. . . . .               41,770
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .               11,013
 Printing and mailing expenses. . . . . . . . . . . . . .                9,398
 Distribution fees - Class A. . . . . . . . . . . . . . .                2,374
 Distribution fees - Class B. . . . . . . . . . . . . . .               14,223
 Distribution fees - Class C. . . . . . . . . . . . . . .                2,364
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .                3,013
                                                             -----------------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .              503,437
                                                             -----------------
 Less:   Waiver of investment management fees (Note 6). .              (83,404)
            Reimbursement from investment manager . . . .             (300,296)
            Fees paid indirectly (Note 1) . . . . . . . .               (5,369)
                                                             -----------------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .              114,368
                                                             -----------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . . . .              (93,772)
                                                             -----------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .           (3,511,377)
 Foreign currency transactions. . . . . . . . . . . . . .                 (662)
                                                             -----------------
  Net realized loss . . . . . . . . . . . . . . . . . . .           (3,512,039)
                                                             -----------------
 Net unrealized depreciation on securities. . . . . . . .             (631,661)
                                                             -----------------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .           (4,143,700)
                                                             -----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $      (4,237,472)
                                                             =================





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss. . . . . . . . . . . . . . . . . . .      $   (93,772)
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .       (3,512,039)
 Net unrealized depreciation on investments . . . . . . .         (631,661)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (4,237,472)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 250,098 shares ] . . . . . . . . .        2,177,896
 Capital shares repurchased [ (23,101) shares ] . . . . .         (148,990)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        2,028,906
                                                               -----------
 CLASS B
 Capital shares sold [ 374,203 shares ] . . . . . . . . .        3,245,206
 Capital shares repurchased [ (34,773) shares ] . . . . .         (219,422)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        3,025,784
                                                               -----------
 CLASS C
 Capital shares sold [ 84,649 shares ]. . . . . . . . . .          660,776
 Capital shares repurchased [ (6,005) shares ]. . . . . .          (37,366)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          623,410
                                                               -----------
 CLASS Z
 Capital shares sold [ 733,811 shares ] . . . . . . . . .        7,218,922
 Capital shares repurchased [ (65,241) shares ] . . . . .         (527,249)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,691,673
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       12,369,773
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .        8,132,301
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 8,142,301
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  loss of:. . . . . . . . . . . . . . . . . . . . . . . .      $   (37,005)
                                                               -----------
 * Fund commenced operations on December 31, 2001



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $12,611,993) (Note 1) . . . .    $11,147,247
 Receivable for securities sold . . . . . . . . . . . . .         98,689
 Receivable from investment manager . . . . . . . . . . .         38,359
 Deferred organizational costs (Note 1) . . . . . . . . .         15,657
 Receivable for Fund shares sold. . . . . . . . . . . . .         11,804
 Dividends, interest and other receivables. . . . . . . .          7,538
 Other assets . . . . . . . . . . . . . . . . . . . . . .          2,058
                                                             -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .     11,321,352
                                                             -----------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . . .         55,519
 Payable for securities purchased . . . . . . . . . . . .         62,039
 Payable for Fund shares redeemed . . . . . . . . . . . .         53,039
 Administrative fees payable. . . . . . . . . . . . . . .         14,427
 Distribution fees payable. . . . . . . . . . . . . . . .          3,028
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .         63,360
                                                             -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .        251,412
                                                             -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $11,069,940
                                                             ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $14,932,814
 Accumulated undistributed net investment income. . . . .         24,025
 Accumulated undistributed net realized loss. . . . . . .     (2,422,153)
 Unrealized depreciation on investments . . . . . . . . .     (1,464,746)
                                                             -----------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $11,069,940
                                                             ===========
 CLASS A
 Net asset value and redemption price per share $2,902,339
  / 403,257 shares outstanding (Note 1) . . . . . . . . .    $      7.20
 Maximum sales charge (5.50% of offering price) . . . . .           0.42
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      7.62
                                                             ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $2,450,539 / 342,736 shares outstanding (Note 1). . . .    $      7.15
                                                             ===========
 CLASS C
 Net asset value and redemption price per share $550,316 /
  77,009 shares outstanding (Note 1). . . . . . . . . . .    $      7.15
 Maximum sales charge (1.00% of offering price) . . . . .           0.07
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      7.22
                                                             ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $5,166,746 / 716,871 shares outstanding (Note 1). . . .    $      7.21
                                                             ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $299 foreign withholding tax). . . . .    $   103,942
 Interest . . . . . . . . . . . . . . . . . . . . . . . .          5,543
                                                             -----------
  Total income. . . . . . . . . . . . . . . . . . . . . .        109,485
                                                             -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .        135,837
 Investment management fees . . . . . . . . . . . . . . .        107,907
 Custodian fees . . . . . . . . . . . . . . . . . . . . .         51,105
 Professional fees. . . . . . . . . . . . . . . . . . . .         48,602
 Transfer agent fees. . . . . . . . . . . . . . . . . . .         47,500
 Registration and filing fees . . . . . . . . . . . . . .         42,762
 Amortization of deferred organizational expense. . . . .         41,770
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .         13,390
 Printing and mailing expenses. . . . . . . . . . . . . .         12,423
 Distribution fees - Class A. . . . . . . . . . . . . . .          3,905
 Distribution fees - Class B. . . . . . . . . . . . . . .         17,886
 Distribution fees - Class C. . . . . . . . . . . . . . .          2,887
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .          3,054
                                                             -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .        529,028
                                                             -----------
 Less:   Waiver of investment management fees (Note 6). .       (107,907)
            Reimbursement from investment manager . . . .       (266,098)
            Fees paid indirectly (Note 1) . . . . . . . .        (11,836)
                                                             -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .        143,187
                                                             -----------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . . . .        (33,702)
                                                             -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .     (2,422,153)
 Foreign currency transactions. . . . . . . . . . . . . .           (242)
                                                             -----------
  Net realized loss . . . . . . . . . . . . . . . . . . .     (2,422,395)
                                                             -----------
 Net unrealized depreciation on securities  . . . . . . .     (1,464,746)
                                                             -----------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .     (3,887,141)
                                                             -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $(3,920,843)
                                                             ===========





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss. . . . . . . . . . . . . . . . . . .      $   (33,702)
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .       (2,422,395)
 Net unrealized depreciation on investments . . . . . . .       (1,464,746)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (3,920,843)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 438,431 shares ] . . . . . . . . .        3,953,053
 Capital shares repurchased [ (35,424) shares ] . . . . .         (281,591)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        3,671,462
                                                               -----------
 CLASS B
 Capital shares sold [ 391,711 shares ] . . . . . . . . .        3,723,303
 Capital shares repurchased [ (49,225) shares ] . . . . .         (378,139)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        3,345,164
                                                               -----------
 CLASS C
 Capital shares sold [ 84,642 shares ]. . . . . . . . . .          739,894
 Capital shares repurchased [ (7,883) shares ]. . . . . .          (61,240)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          678,654
                                                               -----------
 CLASS Z
 Capital shares sold [ 840,480 shares ] . . . . . . . . .        8,293,074
 Capital shares repurchased [ (123,859) shares ]. . . . .       (1,007,571)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        7,285,503
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       14,980,783
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .       11,059,940
 NET ASSETS:
 Beginning of period  . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $11,069,940
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  income of:. . . . . . . . . . . . . . . . . . . . . . .      $    24,025
                                                               -----------
 * Fund commenced operations on December 31, 2001



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $9,784,350) (Note 1). . . . .    $ 8,153,936
 Receivable for securities sold . . . . . . . . . . . . .        275,693
 Receivable from investment manager . . . . . . . . . . .         72,099
 Dividends, interest and other receivables. . . . . . . .         17,237
 Deferred organizational costs (Note 1) . . . . . . . . .         15,657
 Receivable for Fund shares sold. . . . . . . . . . . . .          5,647
 Other assets . . . . . . . . . . . . . . . . . . . . . .         56,603
                                                             -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .      8,596,872
                                                             -----------
 LIABILITIES
 Overdraft payable (Foreign cash payable $43,130) . . . .        126,199
 Payable for securities purchased . . . . . . . . . . . .        223,015
 Administrative fees payable. . . . . . . . . . . . . . .         13,862
 Distribution fees payable. . . . . . . . . . . . . . . .          1,861
 Trustees' fees payable . . . . . . . . . . . . . . . . .          1,559
 Payable for Fund shares redeemed . . . . . . . . . . . .            500
 Unrealized depreciation of forward foreign currency
  contracts (Note 1). . . . . . . . . . . . . . . . . . .            355
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .         88,587
                                                             -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .        455,938
                                                             -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $ 8,140,934
                                                             ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $10,164,426
 Accumulated undistributed net investment income. . . . .         45,600
 Accumulated undistributed net realized loss. . . . . . .       (438,077)
 Unrealized depreciation on investments . . . . . . . . .     (1,631,015)
                                                             -----------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $ 8,140,934
                                                             ===========
 CLASS A
 Net asset value and redemption price per share $1,058,813
  / 133,895 shares outstanding (Note 1) . . . . . . . . .    $      7.91
 Maximum sales charge (5.50% of offering price) . . . . .           0.46
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      8.37
                                                             ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $1,813,896 / 230,649 shares outstanding (Note 1). . . .    $      7.86
                                                             ===========
 CLASS C
 Net asset value and redemption price per share $213,289 /
  27,112 shares outstanding (Note 1). . . . . . . . . . .    $      7.87
 Maximum sales charge (1.00% of offering price) . . . . .           0.08
                                                             -----------
 Maximum offering price to public . . . . . . . . . . . .    $      7.95
                                                             ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $5,054,936 / 637,357 shares outstanding (Note 1). . . .    $      7.93
                                                             ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $24,993 foreign withholding tax) . . .    $   152,860
 Interest . . . . . . . . . . . . . . . . . . . . . . . .          5,455
                                                             -----------
  Total income. . . . . . . . . . . . . . . . . . . . . .        158,315
                                                             -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .        132,541
 Custodian fees . . . . . . . . . . . . . . . . . . . . .        100,555
 Investment management fees . . . . . . . . . . . . . . .         79,823
 Transfer agent fees. . . . . . . . . . . . . . . . . . .         47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .         45,066
 Registration and filing fees . . . . . . . . . . . . . .         42,762
 Amortization of deferred organizational expense. . . . .         41,770
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .         10,951
 Printing and mailing expenses. . . . . . . . . . . . . .          9,612
 Distribution fees - Class A. . . . . . . . . . . . . . .          1,666
 Distribution fees - Class B. . . . . . . . . . . . . . .         11,562
 Distribution fees - Class C. . . . . . . . . . . . . . .          1,774
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .          3,022
                                                             -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .        528,604
                                                             -----------
 Less:   Waiver of investment management fees (Note 6). .        (79,823)
            Reimbursement from investment manager . . . .       (319,266)
            Fees paid indirectly (Note 1) . . . . . . . .         (3,000)
                                                             -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .        126,515
                                                             -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . .         31,800
                                                             -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .       (381,388)
 Futures. . . . . . . . . . . . . . . . . . . . . . . . .        (56,689)
 Foreign currency transactions. . . . . . . . . . . . . .        (42,920)
                                                             -----------
  Net realized loss . . . . . . . . . . . . . . . . . . .       (480,997)
                                                             -----------
 Net unrealized depreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .     (1,630,414)
 Foreign currency translations. . . . . . . . . . . . . .           (601)
                                                             -----------
  Net unrealized depreciation . . . . . . . . . . . . . .     (1,631,015)
                                                             -----------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .     (2,112,012)
                                                             -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $(2,080,212)
                                                             ===========





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income. . . . . . . . . . . . . . . . . .      $    31,800
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .         (480,997)
 Net unrealized depreciation on investments and foreign
  currency translations . . . . . . . . . . . . . . . . .       (1,631,015)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (2,080,212)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 241,978 shares ] . . . . . . . . .        2,229,383
 Capital shares repurchased [ (108,333) shares ]. . . . .         (951,123)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        1,278,260
                                                               -----------
 CLASS B
 Capital shares sold [ 239,620 shares ] . . . . . . . . .        2,323,469
 Capital shares repurchased [ (9,221) shares ]. . . . . .          (75,703)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        2,247,766
                                                               -----------
 CLASS C
 Capital shares sold [ 28,657 shares ]. . . . . . . . . .          282,146
 Capital shares repurchased [ (1,795) shares ]. . . . . .          (14,462)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          267,684
                                                               -----------
 CLASS Z
 Capital shares sold [ 698,827 shares ] . . . . . . . . .        6,914,100
 Capital shares repurchased [ (61,720) shares ] . . . . .         (496,664)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,417,436
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       10,211,146
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .        8,130,934
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 8,140,934
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  income of:. . . . . . . . . . . . . . . . . . . . . . .      $    45,600
                                                               -----------
 * Fund commenced operations on December 31, 2001



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $5,459,897) (Note 1). . . . .    $      4,202,048
 Receivable for securities sold . . . . . . . . . . . . .              94,900
 Receivable from investment manager . . . . . . . . . . .              48,407
 Deferred organizational costs (Note 1) . . . . . . . . .              15,657
 Receivable for Fund shares sold. . . . . . . . . . . . .               1,466
 Dividends, interest and other receivables. . . . . . . .               1,398
 Other assets . . . . . . . . . . . . . . . . . . . . . .               1,535
                                                             ----------------
  Total assets. . . . . . . . . . . . . . . . . . . . . .           4,365,411
                                                             ----------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . . .               5,068
 Payable for securities purchased . . . . . . . . . . . .              52,746
 Options written at value (Premiums received $21,369) . .              29,705
 Administrative fees payable. . . . . . . . . . . . . . .              13,042
 Payable for Fund shares redeemed . . . . . . . . . . . .              11,098
 Trustees' fees payable . . . . . . . . . . . . . . . . .                 740
 Distribution fees payable. . . . . . . . . . . . . . . .                 395
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .              70,320
                                                             ----------------
  Total liabilities . . . . . . . . . . . . . . . . . . .             183,114
                                                             ----------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $      4,182,297
                                                             ================
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $      7,315,220
 Accumulated undistributed net investment loss. . . . . .            (18,654)
 Accumulated undistributed net realized loss. . . . . . .          (1,848,074)
 Unrealized depreciation on investments . . . . . . . . .          (1,266,195)
                                                             ----------------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $      4,182,297
                                                             ================
 CLASS A
 Net asset value and redemption price per share $219,178 /
  37,962 shares outstanding (Note 1). . . . . . . . . . .    $           5.77
 Maximum sales charge (5.50% of offering price) . . . . .                0.34
                                                             ----------------
 Maximum offering price to public . . . . . . . . . . . .    $           6.11
                                                             ================
 CLASS B
 Net asset value and redemption price per share $428,773 /
  74,735 shares outstanding (Note 1). . . . . . . . . . .    $           5.74
                                                             ================
 CLASS C
 Net asset value and redemption price per share $40,529 /
  7,065 shares outstanding (Note 1) . . . . . . . . . . .    $           5.74
 Maximum sales charge (1.00% of offering price) . . . . .                0.06
                                                             ----------------
 Maximum offering price to public . . . . . . . . . . . .    $           5.80
                                                             ================
 CLASS Z
 Net asset value, offering and redemption price per share
  $3,493,817 / 604,153 shares outstanding (Note 1). . . .    $           5.78
                                                             ================
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $602 foreign withholding tax). . . . .    $          6,424
 Interest . . . . . . . . . . . . . . . . . . . . . . . .               5,468
                                                             ----------------
  Total income. . . . . . . . . . . . . . . . . . . . . .              11,892
                                                             ----------------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .             128,711
 Investment management fees . . . . . . . . . . . . . . .              59,723
 Transfer agent fees. . . . . . . . . . . . . . . . . . .              47,500
 Registration and filing fees . . . . . . . . . . . . . .              42,762
 Amortization of deferred organizational expense. . . . .              41,770
 Professional fees. . . . . . . . . . . . . . . . . . . .              41,218
 Custodian fees . . . . . . . . . . . . . . . . . . . . .              40,851
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .               8,230
 Printing and mailing expenses. . . . . . . . . . . . . .               5,790
 Distribution fees - Class A. . . . . . . . . . . . . . .                 473
 Distribution fees - Class B. . . . . . . . . . . . . . .               2,968
 Distribution fees - Class C. . . . . . . . . . . . . . .                 420
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .               2,915
                                                             ----------------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .             423,331
                                                             ----------------
 Less:   Waiver of investment management fees (Note 6). .             (59,723)
            Reimbursement from investment manager . . . .            (281,644)
            Fees paid indirectly (Note 1) . . . . . . . .              (1,314)
                                                             ----------------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .              80,650
                                                             ----------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . . . .             (68,758)
                                                             ----------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1) . . . . . .
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .          (1,857,361)
 Options written. . . . . . . . . . . . . . . . . . . . .               9,287
 Foreign currency transactions. . . . . . . . . . . . . .              (5,606)
                                                             ----------------
  Net realized loss . . . . . . . . . . . . . . . . . . .          (1,853,680)
                                                             ----------------
 Net unrealized depreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .          (1,257,849)
 Options written. . . . . . . . . . . . . . . . . . . . .              (8,336)
 Foreign currency translations. . . . . . . . . . . . . .                 (10)
                                                             ----------------
  Net unrealized depreciation . . . . . . . . . . . . . .          (1,266,195)
                                                             ----------------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .          (3,119,875)
                                                             ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $     (3,188,633)
                                                             ================





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss. . . . . . . . . . . . . . . . . . .      $   (68,758)
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .       (1,853,680)
 Net unrealized depreciation on investments and foreign
  currency translations . . . . . . . . . . . . . . . . .       (1,266,195)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (3,188,633)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 41,114 shares ]. . . . . . . . . .          393,029
 Capital shares repurchased [ (3,402) shares ]. . . . . .          (19,674)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .          373,355
                                                               -----------
 CLASS B
 Capital shares sold [ 80,837 shares ]. . . . . . . . . .          681,124
 Capital shares repurchased [ (6,352) shares ]. . . . . .          (39,168)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .          641,956
                                                               -----------
 CLASS C
 Capital shares sold [ 7,463 shares ] . . . . . . . . . .           72,963
 Capital shares repurchased [ (648) shares ]. . . . . . .           (4,984)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .           67,979
                                                               -----------
 CLASS Z
 Capital shares sold [ 693,912 shares ] . . . . . . . . .        6,914,425
 Capital shares repurchased [ (90,009) shares ] . . . . .         (636,785)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,277,640
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .        7,360,930
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .        4,172,297
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 4,182,297
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  loss of:. . . . . . . . . . . . . . . . . . . . . . . .      $   (18,654)
                                                               -----------
 * Fund commenced operations on December 31, 2001


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $7,182,831) (Note 1). . . . .    $       6,489,070
 Cash (Foreign cash $2,821) . . . . . . . . . . . . . . .               17,652
 Receivable for securities sold . . . . . . . . . . . . .              141,526
 Receivable from investment manager . . . . . . . . . . .               35,551
 Deferred organizational costs (Note 1) . . . . . . . . .               15,657
 Dividends, interest and other receivables. . . . . . . .                7,947
 Other assets . . . . . . . . . . . . . . . . . . . . . .                1,670
                                                             -----------------
  Total assets. . . . . . . . . . . . . . . . . . . . . .            6,709,073
                                                             -----------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . . . . .               84,349
 Administration fees payable. . . . . . . . . . . . . . .               13,586
 Payable for Fund shares redeemed . . . . . . . . . . . .               10,475
 Trustees' fees payable . . . . . . . . . . . . . . . . .                1,274
 Distribution fees payable. . . . . . . . . . . . . . . .                1,084
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .               65,662
                                                             -----------------
  Total liabilities . . . . . . . . . . . . . . . . . . .              176,430
                                                             -----------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $       6,532,643
                                                             =================
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $       7,984,522
 Accumulated undistributed net investment loss. . . . . .              (1,843)
 Accumulated undistributed net realized loss. . . . . . .             (756,274)
 Unrealized depreciation on investments . . . . . . . . .             (693,762)
                                                             -----------------
  Net assets, October 31, 2002. . . . . . . . . . . . . .    $       6,532,643
                                                             =================
 CLASS A
 Net asset value and redemption price per share $560,592 /
  69,492 shares outstanding (Note 1). . . . . . . . . . .    $            8.07
 Maximum sales charge (5.50% of offering price) . . . . .                 0.47
                                                             -----------------
 Maximum offering price to public . . . . . . . . . . . .    $            8.54
                                                             =================
 CLASS B
 Net asset value, offering and redemption price per share
  $931,983 / 116,182 shares outstanding (Note 1). . . . .    $            8.02
                                                             =================
 CLASS C
 Net asset value and redemption price per share $156,511 /
  19,500 shares outstanding (Note 1). . . . . . . . . . .    $            8.03
 Maximum sales charge (1.00% of offering price) . . . . .                 0.08
                                                             -----------------
 Maximum offering price to public . . . . . . . . . . . .    $            8.11
                                                             =================
 CLASS Z
 Net asset value, offering and redemption price per share
  $4,883,557 / 603,953 shares outstanding (Note 1). . . .    $            8.09
                                                             =================
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Dividends (net of $2,333 foreign withholding tax). . . .    $          41,564
 Interest . . . . . . . . . . . . . . . . . . . . . . . .                4,150
                                                             -----------------
  Total income. . . . . . . . . . . . . . . . . . . . . .               45,714
                                                             -----------------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .              130,536
 Investment management fees . . . . . . . . . . . . . . .               73,843
 Transfer agent fees. . . . . . . . . . . . . . . . . . .               47,500
 Professional fees. . . . . . . . . . . . . . . . . . . .               43,378
 Registration and filing fees . . . . . . . . . . . . . .               42,762
 Amortization of deferred organizational expense. . . . .               41,770
 Custodian fees . . . . . . . . . . . . . . . . . . . . .               30,543
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .                9,510
 Printing and mailing expenses. . . . . . . . . . . . . .                7,793
 Distribution fees - Class A. . . . . . . . . . . . . . .                  912
 Distribution fees - Class B. . . . . . . . . . . . . . .                6,686
 Distribution fees - Class C. . . . . . . . . . . . . . .                1,245
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .                2,983
                                                             -----------------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .              439,461
                                                             -----------------
 Less:   Waiver of investment management fees (Note 6). .              (73,843)
            Reimbursement from investment manager . . . .             (260,226)
            Fees paid indirectly (Note 1) . . . . . . . .               (1,162)
                                                             -----------------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .              104,230
                                                             -----------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . . . .              (58,516)
                                                             -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .             (756,274)
 Foreign currency transactions. . . . . . . . . . . . . .                  488
                                                             -----------------
  Net realized loss . . . . . . . . . . . . . . . . . . .             (755,786)
                                                             -----------------
 Net unrealized depreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . . . .             (693,761)
 Foreign currency translations. . . . . . . . . . . . . .                   (1)
                                                             -----------------
  Net unrealized depreciation . . . . . . . . . . . . . .             (693,762)
                                                             -----------------
 NET REALIZED AND UNREALIZED LOSS . . . . . . . . . . . .           (1,449,548)
                                                             -----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .    $      (1,508,064)
                                                             =================





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss. . . . . . . . . . . . . . . . . . .      $   (58,516)
 Net realized loss on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .         (755,786)
 Net unrealized depreciation on investments and foreign
  currency translations . . . . . . . . . . . . . . . . .         (693,762)
                                                               -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . .       (1,508,064)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 70,969 shares ]. . . . . . . . . .          675,342
 Capital shares repurchased [ (1,727) shares ]. . . . . .          (14,268)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .          661,074
                                                               -----------
 CLASS B
 Capital shares sold [ 136,401 shares ] . . . . . . . . .        1,285,145
 Capital shares repurchased [ (20,469) shares ] . . . . .         (166,134)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        1,119,011
                                                               -----------
 CLASS C
 Capital shares sold [ 23,019 shares ]. . . . . . . . . .          222,423
 Capital shares repurchased [ (3,769) shares ]. . . . . .          (30,340)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          192,083
                                                               -----------
 CLASS Z
 Capital shares sold [ 623,119 shares ] . . . . . . . . .        6,213,368
 Capital shares repurchased [ (19,416) shares ] . . . . .         (154,829)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        6,058,539
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .        8,030,707
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .        6,522,643
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $ 6,532,643
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  loss of:. . . . . . . . . . . . . . . . . . . . . . . .      $    (1,843)
                                                               -----------
 * Fund commenced operations on December 31, 2001


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (Cost $56,063,601) (Note 1) . . . . . .     $56,031,060
 Receivable for securities sold . . . . . . . . . . . . . . .       3,068,525
 Dividends, interest and other receivables. . . . . . . . . .         451,545
 Variation margin receivable on futures contracts and options
  on futures (Note 1) . . . . . . . . . . . . . . . . . . . .          23,199
 Deferred organizational costs (Note 1) . . . . . . . . . . .          15,657
 Receivable for Fund shares sold. . . . . . . . . . . . . . .           5,365
                                                                 ------------
  Total assets. . . . . . . . . . . . . . . . . . . . . . . .      59,595,351
                                                                 ------------
 LIABILITIES
 Overdraft payable (Foreign cash $109,154). . . . . . . . . .         519,855
 Payable for securities purchased . . . . . . . . . . . . . .      13,345,438
 Securities sold short (Proceeds received $929,882) . . . . .         929,906
 Payable for Fund shares redeemed . . . . . . . . . . . . . .         213,901
 Options written, at value (Premiums received $62,266). . . .          82,351
 Investment management/advisory fees payable. . . . . . . . .          36,224
 Administrative fees payable. . . . . . . . . . . . . . . . .          18,057
 Distribution fees payable. . . . . . . . . . . . . . . . . .          10,094
 Trustees' fees payable . . . . . . . . . . . . . . . . . . .           8,756
 Accrued expenses (Note 1). . . . . . . . . . . . . . . . . .          92,797
                                                                 ------------
  Total liabilities . . . . . . . . . . . . . . . . . . . . .      15,257,379
                                                                 ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     $44,337,972
                                                                 ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . .     $43,491,875
 Accumulated undistributed net investment income. . . . . . .         252,470
 Accumulated undistributed net realized gain. . . . . . . . .         661,388
 Unrealized depreciation on investments . . . . . . . . . . .         (67,761)
                                                                 ------------
  Net assets, October 31, 2002. . . . . . . . . . . . . . . .     $44,337,972
                                                                 ============
 CLASS A
 Net asset value and redemption price per share
  $4,836,853 / 473,235 shares outstanding (Note 1). . . . . .     $     10.22
 Maximum sales charge (4.50% of offering price) . . . . . . .            0.48
                                                                 ------------
 Maximum offering price to public . . . . . . . . . . . . . .     $     10.70
                                                                 ============
 CLASS B
 Net asset value, offering and redemption price per share
  $8,988,846 / 881,658 shares outstanding (Note 1). . . . . .     $     10.20
                                                                 ============
 CLASS C
 Net asset value and redemption price per share
  $1,960,206 / 192,390 shares outstanding (Note 1). . . . . .     $     10.19
 Maximum sales charge (1.00% of offering price) . . . . . . .            0.10
                                                                 ------------
 Maximum offering price to public . . . . . . . . . . . . . .     $     10.29
                                                                 ============
 CLASS Z
 Net asset value, offering and redemption price per share
  $28,552,067 / 2,793,532 shares outstanding (Note 1) . . . .     $     10.22
                                                                 ============
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Interest (net of $184 foreign withholding tax) . . . . . . .       1,487,161
                                                                 ------------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Investment management fees . . . . . . . . . . . . . . . . .         219,606
 Administrative fees. . . . . . . . . . . . . . . . . . . . .         158,314
 Professional fees. . . . . . . . . . . . . . . . . . . . . .          85,950
 Trustees' fees . . . . . . . . . . . . . . . . . . . . . . .          47,786
 Transfer agent fees. . . . . . . . . . . . . . . . . . . . .          47,500
 Printing and mailing expenses. . . . . . . . . . . . . . . .          43,428
 Registration and filing fees . . . . . . . . . . . . . . . .          42,762
 Amortization of deferred organizational expense. . . . . . .          41,770
 Custodian fees . . . . . . . . . . . . . . . . . . . . . . .          39,559
 Distribution fees - Class A. . . . . . . . . . . . . . . . .           6,977
 Distribution fees - Class B. . . . . . . . . . . . . . . . .          47,217
 Distribution fees - Class C. . . . . . . . . . . . . . . . .          10,093
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .           3,946
                                                                 ------------
  Gross expenses. . . . . . . . . . . . . . . . . . . . . . .         794,908
                                                                 ------------
 Less:   Waiver of investment management fees (Note 6). . . .        (219,606)
            Reimbursement from investment manager . . . . . .        (260,042)
                                                                 ------------
  Net expenses. . . . . . . . . . . . . . . . . . . . . . . .         315,260
                                                                 ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . . . .       1,171,901
                                                                 ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . . . .         596,038
 Futures and Options on Futures . . . . . . . . . . . . . . .         171,586
 Foreign currency transactions. . . . . . . . . . . . . . . .         (10,610)
                                                                 ------------
  Net realized gain . . . . . . . . . . . . . . . . . . . . .         757,014
                                                                 ------------
 Net unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . . . . . .         (32,541)
 Securities Sold Short. . . . . . . . . . . . . . . . . . . .             (24)
 Options Written. . . . . . . . . . . . . . . . . . . . . . .         (20,085)
 Futures Contracts and Options on Futures . . . . . . . . . .         (16,369)
 Foreign currency translations. . . . . . . . . . . . . . . .           1,258
                                                                 ------------
  Net unrealized depreciation . . . . . . . . . . . . . . . .         (67,761)
                                                                 ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . . . . . .         689,253
                                                                 ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .     $ 1,861,154
                                                                 ============



                                                               PERIOD ENDED
STATEMENT OF CHANGES IN NET ASSETS                           OCTOBER 31, 2002*
                                                            -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income. . . . . . . . . . . . . . . . . .      $ 1,171,901
 Net realized gain on investments and foreign currency
  transactions. . . . . . . . . . . . . . . . . . . . . .          757,014
 Net unrealized depreciation on investments and foreign
  currency translations . . . . . . . . . . . . . . . . .          (67,761)
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . .        1,861,154
                                                               -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . . . . . . . . . . .         (100,194)
 Class B. . . . . . . . . . . . . . . . . . . . . . . . .         (137,018)
 Class C. . . . . . . . . . . . . . . . . . . . . . . . .          (31,362)
 Class Z. . . . . . . . . . . . . . . . . . . . . . . . .         (810,399)
                                                               -----------
 TOTAL DIVIDENDS  . . . . . . . . . . . . . . . . . . . .       (1,078,973)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 589,671 shares ] . . . . . . . . .        5,944,058
 Capital shares issued in reinvestment of dividends [
  8,937 shares ]. . . . . . . . . . . . . . . . . . . . .           90,236
 Capital shares repurchased [ (125,623) shares ]. . . . .       (1,269,123)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .        4,765,171
                                                               -----------
 CLASS B
 Capital shares sold [ 911,876 shares ] . . . . . . . . .        9,179,539
 Capital shares issued in reinvestment of dividends [
  10,156 shares ] . . . . . . . . . . . . . . . . . . . .          102,228
 Capital shares repurchased [ (40,624) shares ] . . . . .         (408,357)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .        8,873,410
                                                               -----------
 CLASS C
 Capital shares sold [ 283,828 shares ] . . . . . . . . .        2,866,340
 Capital shares issued in reinvestment of dividends [
  2,500 shares ]. . . . . . . . . . . . . . . . . . . . .           25,185
 Capital shares repurchased [ (94,188) shares ] . . . . .         (939,956)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .        1,951,569
                                                               -----------
 CLASS Z
 Capital shares sold [ 2,940,317 shares ] . . . . . . . .       29,439,659
 Capital shares issued in reinvestment of dividends [
  7,203 shares ]. . . . . . . . . . . . . . . . . . . . .           72,604
 Capital shares repurchased [ (154,238) shares ]. . . . .       (1,556,622)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .       27,955,641
                                                               -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       43,545,791
                                                               -----------
 TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . .       44,327,972
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period (a). . . . . . . . . . . . . . . . . . . .      $44,337,972
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  income of:. . . . . . . . . . . . . . . . . . . . . . .      $   252,470
                                                               -----------
 * Fund commenced operations on December 31, 2001



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND





STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
 ASSETS
 Investments at value (At amortized cost which
  approximates market value) (Note 1) . . . . . . . . . .    $12,257,386
 Deferred organizational costs (Note 1) . . . . . . . . .         15,657
 Receivable from investment manager . . . . . . . . . . .          6,893
 Dividends, interest and other receivables. . . . . . . .          3,508
 Other assets . . . . . . . . . . . . . . . . . . . . . .          1,902
                                                             -----------
  Total assets. . . . . . . . . . . . . . . . . . . . . .     12,285,346
                                                             -----------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . . .             63
 Payable for securities purchased . . . . . . . . . . . .        924,200
 Dividends payable. . . . . . . . . . . . . . . . . . . .          5,635
 Administrative fees payable. . . . . . . . . . . . . . .          5,267
 Trustees' fees payable . . . . . . . . . . . . . . . . .          2,093
 Payable for Fund shares redeemed . . . . . . . . . . . .          1,918
 Distribution fees payable. . . . . . . . . . . . . . . .            870
 Accrued expenses (Note 1). . . . . . . . . . . . . . . .         70,044
                                                             -----------
  Total liabilities . . . . . . . . . . . . . . . . . . .      1,010,090
                                                             -----------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $11,275,256
                                                             ===========
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . . .    $11,219,781
 Accumulated undistributed net investment income. . . . .         55,475
                                                             -----------
  Net assets, October 31,  2002 . . . . . . . . . . . . .    $11,275,256
                                                             ===========
 CLASS A
 Net asset value, offering and redemption price per share
  $384,910 / 384,910 shares outstanding (Note 1). . . . .    $      1.00
                                                             ===========
 CLASS B
 Net asset value, offering and redemption price per share
  $531,286 / 531,286 shares outstanding (Note 1). . . . .    $      1.00
                                                             ===========
 CLASS C
 Net asset value, offering and redemption price per share
  $499,459 / 499,459 shares outstanding (Note 1). . . . .    $      1.00
                                                             ===========
 CLASS Z
 Net asset value, offering and redemption price per share
  $9,859,601 / 9,859,601 shares outstanding (Note 1). . .    $      1.00
                                                             ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002*
 INVESTMENT INCOME (NOTE 1)
 Interest . . . . . . . . . . . . . . . . . . . . . . . .    $   152,179
                                                             -----------
 EXPENSES ( NOTES 1, 2, 3, 4, 5 AND 7)
 Administrative fees. . . . . . . . . . . . . . . . . . .         51,175
 Professional fees. . . . . . . . . . . . . . . . . . . .         48,134
 Transfer agent fees. . . . . . . . . . . . . . . . . . .         47,500
 Investment management fees . . . . . . . . . . . . . . .         43,404
 Amortization of deferred organizational expense                  41,770
 Trustees' fees . . . . . . . . . . . . . . . . . . . . .         14,942
 Printing and mailing expenses. . . . . . . . . . . . . .         11,806
 Custodian fees . . . . . . . . . . . . . . . . . . . . .          5,220
 Registration and filing fees . . . . . . . . . . . . . .          1,762
 Distribution fees - Class A. . . . . . . . . . . . . . .            215
 Distribution fees - Class B. . . . . . . . . . . . . . .          1,545
 Distribution fees - Class C. . . . . . . . . . . . . . .          2,611
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . .         44,090
                                                             -----------
  Gross expenses. . . . . . . . . . . . . . . . . . . . .        314,174
                                                             -----------
 Less:   Waiver of investment management fees (Note 6). .        (43,404)
             Reimbursement from investment manager. . . .       (222,892)
                                                             -----------
  Net expenses. . . . . . . . . . . . . . . . . . . . . .         47,878
                                                             -----------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . .        104,301
                                                             -----------
 NET INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS  .    $   104,301
                                                             ===========





STATEMENT OF CHANGES IN NET ASSETS
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2002*
                                                            -------------------
 INCREASE  IN NET ASSETS FROM OPERATIONS:
 Net investment income  . . . . . . . . . . . . . . . . .      $   104,301
                                                               -----------
 DIVIDENDS:
 Dividends from net investment income
 Class A. . . . . . . . . . . . . . . . . . . . . . . . .             (859)
 Class B. . . . . . . . . . . . . . . . . . . . . . . . .             (387)
 Class C. . . . . . . . . . . . . . . . . . . . . . . . .             (654)
 Class Z. . . . . . . . . . . . . . . . . . . . . . . . .         (102,401)
                                                               -----------
 TOTAL DIVIDENDS  . . . . . . . . . . . . . . . . . . . .         (104,301)
                                                               -----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [ 912,388 shares ] . . . . . . . . .          912,388
 Capital shares issued in reinvestment of dividends [ 212
  shares ]. . . . . . . . . . . . . . . . . . . . . . . .              212
 Capital shares repurchased [ (530,190) shares ]. . . . .         (530,190)
                                                               -----------
 Total Class A transactions . . . . . . . . . . . . . . .          382,410
                                                               -----------
 CLASS B
 Capital shares sold [ 692,278 shares ] . . . . . . . . .          692,278
 Capital shares issued in reinvestment of dividends [ 273
  shares ]. . . . . . . . . . . . . . . . . . . . . . . .              273
 Capital shares repurchased [ (163,765) shares ]. . . . .         (163,765)
                                                               -----------
 Total Class B transactions . . . . . . . . . . . . . . .          528,786
                                                               -----------
 CLASS C
 Capital shares sold [ 997,493 shares ] . . . . . . . . .          997,493
 Capital shares issued in reinvestment of dividends [ 507
  shares ]. . . . . . . . . . . . . . . . . . . . . . . .              507
 Capital shares repurchased [ (501,041) shares ]. . . . .         (501,041)
                                                               -----------
 Total Class C transactions . . . . . . . . . . . . . . .          496,959
                                                               -----------
 CLASS Z
 Capital shares sold [ 9,870,990 shares ] . . . . . . . .        9,870,990
 Capital shares repurchased [ (13,889) shares ] . . . . .          (13,889)
                                                               -----------
 Total Class Z transactions . . . . . . . . . . . . . . .        9,857,101
                                                               -----------
 NET INCREASE  IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . .       11,265,256
                                                               -----------
 TOTAL INCREASE  IN NET ASSETS  . . . . . . . . . . . . .       11,265,256
 NET ASSETS:
 Beginning of period. . . . . . . . . . . . . . . . . . .           10,000
                                                               -----------
 End of period(a) . . . . . . . . . . . . . . . . . . . .      $11,275,256
                                                               ===========
 -----------
 (a) Includes accumulated undistributed net investment
  income of:. . . . . . . . . . . . . . . . . . . . . . .      $    55,475
                                                               -----------
 * Fund commenced operations on December 31, 2001


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss     (0.05)        (0.10)        (0.10)         (0.03)
  Net realized and
  unrealized loss on
  investments . . . .     (2.90)        (2.90)        (2.90)         (2.91)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (2.95)        (3.00)        (3.00)         (2.94)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  7.05       $  7.00       $  7.00        $  7.06
                        =======       =======       =======        =======
Total return (b)+ . .    (29.50)%      (30.00)%      (30.00)%       (29.40)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 1,429       $ 1,732       $   243        $ 4,567
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.45%(a)      2.20%(a)      2.20%(a)       1.20%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.40%(a)      2.15%(a)      2.15%(a)       1.15%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      6.71%(a)      7.46%(a)      7.46%(a)       6.46%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements . . .     (0.74)%(a)    (1.49)%(a)    (1.49)%(a)     (0.49)%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly     (0.69)%(a)    (1.44)%(a)    (1.44)%(a)     (0.44)%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (6.00)%(a)    (6.75)%(a)    (6.75)%(a)     (5.75)%(a)
Portfolio turnover
 rate . . . . . . . .        26%           26%           26%            26%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment loss   $  0.34       $  0.34       $  0.34        $  0.36



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income (loss) . . .       --#         (0.05)        (0.05)          0.02
  Net realized and
  unrealized loss on
  investments . . . .     (2.25)        (2.25)        (2.26)         (2.26)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (2.25)        (2.30)        (2.31)         (2.24)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  7.75       $  7.70       $  7.69        $  7.76
                        =======       =======       =======        =======
Total return (b)+ . .    (22.50)%      (23.00)%      (23.10)%       (22.40)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 1,335       $ 2,010       $   293        $ 5,248
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.45%(a)      2.20%(a)      2.20%(a)       1.20%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.38%(a)      2.13%(a)      2.13%(a)       1.13%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      6.08%(a)      6.83%(a)      6.83%(a)       5.83%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements .      0.06%(a)     (0.69)%(a)    (0.69)%(a)      0.31%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly      0.13%(a)     (0.62)%(a)    (0.62)%(a)      0.38%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (4.56)%(a)    (5.31)%(a)    (5.31)%(a)     (4.31)%(a)
Portfolio turnover
 rate . . . . . . . .        39%           39%           39%            39%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment
  income. . . . . . .   $  0.32       $  0.33       $  0.33        $  0.34



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income (loss) . . .      0.04         (0.02)        (0.02)          0.06
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (2.05)        (2.02)        (2.03)         (2.04)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (2.01)        (2.04)        (2.05)         (1.98)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  7.99       $  7.96       $  7.95        $  8.02
                        =======       =======       =======        =======
Total return (b)+ . .    (20.10)%      (20.50)%      (20.50)%       (19.80)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 1,364       $ 2,217       $   315        $ 5,318
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.45%(a)      2.20%(a)      2.20%(a)       1.20%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.35%(a)      2.10%(a)      2.10%(a)       1.10%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      6.19%(a)      6.94%(a)      6.94%(a)       5.94%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements .      0.47%(a)     (0.28)%(a)    (0.28)%(a)      0.72%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly      0.57%(a)     (0.18)%(a)    (0.18)%(a)      0.82%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (4.26)%(a)    (5.01)%(a)    (5.01)%(a)     (4.01)%(a)
Portfolio turnover
 rate . . . . . . . .       123%          123%          123%           123%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment
  income. . . . . . .   $  0.35       $  0.35       $  0.36        $  0.36



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss     (0.09)        (0.13)        (0.13)         (0.08)
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (3.71)        (3.71)        (3.72)         (3.71)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (3.80)        (3.84)        (3.85)         (3.79)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  6.20       $  6.16       $  6.15        $  6.21
                        =======       =======       =======        =======
Total return (b)+ . .    (38.00)%      (38.40)%      (38.50)%       (37.90)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 1,409       $ 2,094       $   485        $ 4,155
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.70%(a)      2.45%(a)      2.45%(a)       1.45%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.62%(a)      2.37%(a)      2.37%(a)       1.37%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      7.22%(a)      7.97%(a)      7.97%(a)       6.97%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements . . .     (1.40)%(a)    (2.15)%(a)    (2.15)%(a)     (1.15)%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly     (1.32)%(a)    (2.07)%(a)    (2.07)%(a)     (1.07)%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (6.92)%(a)    (7.67)%(a)    (7.67)%(a)     (6.67)%(a)
Portfolio turnover
 rate . . . . . . . .       192%          192%          192%           192%
Effect of voluntary
 expense limitation
 during the period:
    (Note 6)
 Per share benefit to
  net investment loss   $  0.34       $  0.33       $  0.33        $  0.36



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss     (0.03)        (0.09)        (0.09)         (0.02)
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (2.77)        (2.76)        (2.76)         (2.77)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (2.80)        (2.85)        (2.85)         (2.79)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  7.20       $  7.15       $  7.15        $  7.21
                        =======       =======       =======        =======
Total return (b)+ . .    (28.00)%      (28.50)%      (28.50)%       (27.90)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 2,902       $ 2,451       $   550        $ 5,167
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.70%(a)      2.45%(a)      2.45%(a)       1.45%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.57%(a)      2.32%(a)      2.32%(a)       1.32%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      5.86%(a)      6.61%(a)      6.61%(a)       5.61%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements . . .     (0.48)%(a)    (1.23)%(a)    (1.23)%(a)     (0.23)%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly     (0.35)%(a)    (1.10)%(a)    (1.10)%(a)     (0.10)%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (4.64)%(a)    (5.39)%(a)    (5.39)%(a)     (4.39)%(a)
Portfolio turnover
 rate . . . . . . . .       112%          112%          112%           112%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment loss   $  0.28       $  0.29       $  0.29        $  0.30



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income (loss) . . .      0.03         (0.03)        (0.03)          0.05
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (2.12)        (2.11)        (2.10)         (2.12)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (2.09)        (2.14)        (2.13)         (2.07)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  7.91       $  7.86       $  7.87        $  7.93
                        =======       =======       =======        =======
Total return (b)+ . .    (20.90)%      (21.40)%      (21.30)%       (20.70)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $ 1,059       $ 1,814       $   213        $ 5,055
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.90%(a)      2.65%(a)      2.65%(a)       1.65%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.86%(a)      2.61%(a)      2.61%(a)       1.61%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      7.65%(a)      8.40%(a)      8.40%(a)       7.40%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and reimbursements .      0.39%(a)     (0.36)%(a)    (0.36)%(a)      0.64%(a)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers,
 reimbursements and
 fees paid indirectly      0.43%(a)     (0.32)%(a)    (0.32)%(a)      0.68%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (5.37)%(a)    (6.12)%(a)    (6.12)%(a)     (5.12)%(a)
Portfolio turnover
 rate . . . . . . . .        27%           27%           27%            27%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment
  income. . . . . . .   $  0.43       $  0.43       $  0.44        $  0.44



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss     (0.10)        (0.14)        (0.14)         (0.09)
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (4.13)        (4.12)        (4.12)         (4.13)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (4.23)        (4.26)        (4.26)         (4.22)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  5.77       $  5.74       $  5.74        $  5.78
                        =======       =======       =======        =======
Total return (b)+ . .    (42.30)%      (42.60)%      (42.60)%       (42.20)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $   219       $   429       $    41        $ 3,494
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.95%(a)      2.70%(a)      2.70%(a)       1.70%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.92%(a)      2.67%(a)      2.67%(a)       1.67%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      9.38%(a)     10.13%(a)     10.13%(a)       9.13%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements . . .     (1.69)%(a)    (2.44)%(a)    (2.44)%(a)     (1.44)%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly     (1.66)%(a)    (2.41)%(a)    (2.41)%(a)     (1.41)%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (9.12)%(a)    (9.87)%(a)    (9.87)%(a)     (8.87)%(a)
Portfolio turnover
 rate . . . . . . . .       154%          154%          154%           154%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment
  income. . . . . . .   $  0.44       $  0.43       $  0.46        $  0.47



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED OCTOBER 31, 2002*(C)
                        -------------------------------------------------
                          CLASS A       CLASS B       CLASS C        CLASS Z
                          -------     ------------  ------------  --------------
 Net asset value,
 beginning of period.   $ 10.00       $ 10.00       $ 10.00        $ 10.00
                        -------       -------       -------        -------
  INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment loss     (0.08)        (0.14)        (0.14)         (0.07)
  Net realized and
  unrealized loss on
  investments and
  foreign currency
  transactions. . . .     (1.85)        (1.84)        (1.83)         (1.84)
                        -------       -------       -------        -------
  Total from
  investment
  operations. . . . .     (1.93)        (1.98)        (1.97)         (1.91)
                        -------       -------       -------        -------
 Net asset value, end
 of period. . . . . .   $  8.07       $  8.02       $  8.03        $  8.09
                        =======       =======       =======        =======
Total return (b)+ . .    (19.30)%      (19.70)%      (19.70)%       (19.10)%
                        =======       =======       =======        =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .   $   561       $   932       $   157        $ 4,884
Ratio of expenses to
 average net assets
 after waivers and
 reimbursements . . .      1.95%(a)      2.70%(a)      2.70%(a)       1.70%(a)
Ratio of expenses to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly      1.93%(a)      2.68%(a)      2.68%(a)       1.68%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .      7.83%(a)      8.58%(a)      8.58%(a)       7.58%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers and
 reimbursements . . .     (1.15)%(a)    (1.90)%(a)    (1.90)%(a)     (0.90)%(a)
Ratio of net
 investment loss to
 average net assets
 after waivers,
 reimbursements and
 fees paid indirectly     (1.13)%(a)    (1.88)%(a)    (1.88)%(a)     (0.88)%(a)
Ratio of net
 investment loss to
 average net assets
 before waivers and
 reimbursements (Note
 6) . . . . . . . . .     (7.03)%(a)    (7.78)%(a)    (7.78)%(a)     (6.78)%(a)
Portfolio turnover
 rate . . . . . . . .       102%          102%          102%           102%
Effect of voluntary
 expense limitation
 during the period:
 (Note 6)
 Per share benefit to
  net investment loss   $  0.42       $  0.42       $  0.43        $  0.44



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
FINANCIAL HIGHLIGHTS

                                     PERIOD ENDED OCTOBER 31, 2002*(C)
                              -------------------------------------------
                               CLASS A     CLASS B     CLASS C       CLASS Z
                               -------    ----------  ----------  -------------
 Net asset value, beginning
 of period. . . . . . . . .   $10.00      $10.00      $10.00       $ 10.00
                              ------      ------      ------       -------
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income . .     0.31        0.26        0.25          0.33
  Net realized and
  unrealized gain on
  investments and foreign
  currency transactions . .     0.19        0.18        0.18          0.19
                              ------      ------      ------       -------
  Total from investment
  operations. . . . . . . .     0.50        0.44        0.43          0.52
                              ------      ------      ------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
  investment income . . . .    (0.28)      (0.24)      (0.24)        (0.30)
                              ------      ------      ------       -------
 Net asset value, end of
 period . . . . . . . . . .   $10.22      $10.20      $10.19       $ 10.22
                              ======      ======      ======       =======
Total return (b)+ . . . . .     5.08%       4.42%       4.38%         5.23%
                              ======      ======      ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's). . . . . . . . . .   $4,837      $8,989      $1,960       $28,552
Ratio of expenses to average
 net assets after waivers
 and reimbursements . . . .     1.05%(a)    1.80%(a)    1.80%(a)      0.80%(a)
Ratio of expenses to average
 net assets before waivers
 and reimbursements (Note 6)    2.58%(a)    3.33%(a)    3.33%(a)      2.33%(a)
Ratio of net investment
 income to average net
 assets after waivers and
 reimbursements . . . . . .     3.69%(a)    2.94%(a)    2.94%(a)      3.94%(a)
Ratio of net investment
 income to average net
 assets before waivers and
 reimbursements (Note 6). .     2.16%(a)    1.41%(a)    1.41%(a)      2.41%(a)
Portfolio turnover rate . .      422%        422%        422%          422%
Effect of voluntary expense
 limitation during the
 period:
 (Note 6)
 Per share benefit to net
  investment income . . . .   $ 0.13      $ 0.13      $ 0.13       $  0.13



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                   PERIOD ENDED OCTOBER 31, 2002*(C)
                           ----------------------------------------------
                             CLASS A      CLASS B      CLASS C       CLASS Z
                             -------    -----------  -----------  -------------
 Net asset value,
 beginning of period . .   $ 1.00       $ 1.00       $ 1.00        $ 1.00
                           ------       ------       ------        ------
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.     0.01          --#          --#          0.01
                           ------       ------       ------        ------
  LESS DISTRIBUTIONS:
  Dividends from net
  investment income. . .    (0.01)         --#          --#         (0.01)
                           ------       ------       ------        ------
 Net asset value, end of
 period. . . . . . . . .   $ 1.00       $ 1.00       $ 1.00        $ 1.00
                           ======       ======       ======        ======
Total return (b) . . . .     0.82%        0.20%        0.20%         1.03%
                           ======       ======       ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . .   $  385       $  531       $  499        $9,860
Ratio of expenses to
 average net assets after
 waivers and
 reimbursements. . . . .     0.75%(a)     1.50%(a)     1.50%(a)      0.50%(a)
Ratio of expenses to
 average net assets
 before waivers and
 reimbursements (Note 6)     3.82%(a)     4.57%(a)     4.57%(a)      3.57%(a)
Ratio of net investment
 income to average net
 assets after waivers and
 reimbursements. . . . .     1.00%(a)     0.25%(a)     0.25%(a)      1.25%(a)
Ratio of net investment
 loss to average net
 assets before waivers
 and reimbursements (Note
 6). . . . . . . . . . .    (2.07)%(a)   (2.82)%(a)   (2.82)%(a)    (1.82)%(a)
Effect of voluntary
 expense limitation
 during the period:
    (Note 6)
 Per share benefit to net
  investment income. . .   $ 0.03       $ 0.03       $ 0.03        $ 0.03



-----------
*  Fund commenced operations on December 31, 2001.
#  Per share amount is less than $0.01 .
+ The total returns for Class A, Class B and Class C do not include sales charges.
(a) Annualized.
(b) Total return is not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2002
Note 1 Organization and Significant Accounting Policies

  AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an "Adviser"). Prior to December 31, 2001, the Trust had no operations other than organizational activities. During that time, the Manager purchased 250 shares (with a value of $2,500) of each class of shares offered by each fund, except AXA Premier Money Market Fund, in which it purchased 2,500 shares (at a value of $2,500), in connection with which the Manager waived the initial organizational costs of each Fund.

  All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

  Each Fund has four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust's multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

  The investment objectives of each Fund are as follows:

  AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance") (an affiliate of Equitable), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) -- Seeks to achieve long-term growth of capital.

  AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and RS Investment Management, L.P.) -- Seeks to achieve long-term growth of capital. Effective August 15, 2002, Provident Investment Counsel, Inc. replaced MFS Investment Management as an Adviser for the AXA Premier Small/Mid Cap Growth Fund.

  AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) --Seeks to achieve long-term growth of capital. Effective August 15, 2002, Wellington Management Company, LLP replaced The Boston Company Asset Management, LLC as an Adviser for the AXA Premier Small/Mid Cap Value Fund.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
  AXA Premier International Equity Fund (advised by Alliance (Bernstein Unit), Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Technology Fund (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

  AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., Dresdner and Wellington) -- Seeks to achieve long-term growth of capital.

  AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

  AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

  Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

  U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

  Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

  Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund.

  All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities - at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.

  Short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed dividends for the period ended October 31, 2002, was as follows:

                                                             ACCUMULATED     ACCUMULATED
                                  DISTRIBUTED  DISTRIBUTED  UNDISTRIBUTED   UNDISTRIBUTED
                                   ORDINARY     LONG TERM     ORDINARY        LONG TERM
                                   INCOME        GAINS        INCOME           GAINS
                                 -----------  -----------  -------------  ---------------
AXA Premier Large Cap
Growth Fund . . . . . . . . .   $       --       $ --       $ 51,526        $     --
AXA Premier Large Cap Core
Equity Fund. . . . . . . . .            --         --        107,681              --
AXA Premier Large Cap Value
Fund. . . . . . . . . . . .             --         --        141,867              --
AXA Premier Small/Mid Cap
Growth Fund . . . . . . . . .           --         --          3,029              --
AXA Premier Small/Mid Cap
Value Fund. . . . . . . . . .           --         --         64,515              --
AXA Premier International
Equity Fund . . . . . . . . .           --         --         89,876              --
AXA Premier Technology Fund . .         --         --         20,860              --
AXA Premier Health Care Fund. .         --         --         37,818              --
AXA Premier Core Bond Fund. . . . 1,078,973         --        963,854         132,714
AXA Premier Money Market Fund . .   104,301         --        101,695              --

  Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2002 as follows:

                                            UNDISTRIBUTED   ACCUMULATED      PAID
                                            NET INVESTMENT  NET REALIZED      IN
                                                 INCOME      GAIN (LOSS)     CAPITAL
                                            --------------  ------------  ------------
AXA Premier Large Cap Growth Fund. . . . . . . $ 57,302       $     --      $(57,302)
AXA Premier Large Cap Core Equity Fund . . . .   57,558             --       (57,558)
AXA Premier Large Cap Value Fund . . . . . . .   57,763            (73)      (57,690)
AXA Premier Small/Mid Cap Growth Fund. . . . .   56,767            662       (57,429)
AXA Premier Small/Mid Cap Value Fund . . . . .   57,727            242       (57,969)
AXA Premier International Equity Fund. . . . .   13,800         42,920       (56,720)
AXA Premier Technology Fund. . . . . . . . . .   50,104          5,606       (55,710)
AXA Premier Health Care Fund . . . . . . . . .   56,673           (488)      (56,185)
AXA Premier Core Bond Fund . . . . . . . . . .  159,542        (95,626)      (63,916)
AXA Premier Money Market Fund. . . . . . . . .   55,475             --       (55,475)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
  Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from December 31, 2001 to October 31, 2002, the Funds did not incur or elect to defer until January 1, 2003 for U.S. Federal income tax purposes net capital and net currency losses.

Organizational Expense:

  Expenses incurred by the Funds in connection with their organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Fund for these expenses, subject to potential recovery. Offering costs, in the form of registration fees, were capitalized and are being amortized over twelve months.

Fees Paid Indirectly:

  For all Funds, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the period ended October 31, 2002, several Funds reduced expenses under these arrangements as follows:

FUND                                                                      AMOUNT
----                                                                      ------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . . .    $ 3,618
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . . .      3,863
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . . .      7,665
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . . .      5,369
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . . .     11,836
AXA Premier International Equity Fund. . . . . . . . . . . . . . . . .      3,000
AXA Premier Technology Fund. . . . . . . . . . . . . . . . . . . . . .      1,314
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . . .      1,162


Securities Lending:

  For all Funds, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the period ended October 31, 2002, the Funds did not lend any securities.

Repurchase Agreements:

  Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

  Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box

  Certain Funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

  Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

  Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific Fund positions ("position hedging"). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

  Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the period ended October 31, 2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

FUND                                             MANAGEMENT FEE
----                                             --------------

AXA Premier Large Cap Growth Fund. . . . . . . . 1.00% of average daily net assets
AXA Premier Large Cap Core Equity Fund . . . . . 1.00% of average daily net assets
AXA Premier Large Cap Value Fund . . . . . . . . 1.00% of average daily net assets
AXA Premier Small/Mid Cap Growth Fund. . . . . . 1.20% of average daily net assets
AXA Premier Small/Mid Cap Value Fund . . . . . . 1.20% of average daily net assets
AXA Premier International Equity Fund. . . . . . 1.15% of average daily net assets
AXA Premier Technology Fund. . . . . . . . . . . 1.30% of average daily net assets
AXA Premier Health Care Fund . . . . . . . . . . 1.30% of average daily net assets
AXA Premier Core Bond Fund . . . . . . . . . . . 0.70% of average daily net aasset
AXA Premier Money Market Fund. . . . . . . . . . 0.50% of average daily net assets


  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
Note 3 Administrative Fees

  Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per fund and, for funds with more than one sub-adviser, an additional $35,000 per portion of the Fund allocated to a separate sub-adviser.

  Pursuant to a sub-administration arrangement, Equitable relies on J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

  JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has a Distribution Agreement with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each referred to as a "Distributor") pursuant to which AXA Advisors and AXA Distributors serve as the distributors for each class of the Trust's shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust. The Trust's Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust's Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respect to those shares.

  The Distributors receive sales charges on each Fund's Class A and Class C shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund's Class B and Class C shares. The Distributors have advised the Funds that for the period ended October 31, 2002, the proceeds retained from sales and redemptions are as follows:

                                          CLASS A      CLASS B            CLASS C
                                      ------------  ------------    ---------------------
                                                     CONTINGENT                CONTINGENT
                                           SALES      DEFERRED      SALES        DEFERRED
                                           CHARGE   SALES CHARGE    CHARGE   SALES CHARGE
                                          -------   ------------   --------  ------------
AXA Premier Large Cap Growth Fund. . . . $ 73,660    $ 1,315      $ 3,172       $  186
AXA Premier Large Cap Core Equity Fund .   64,274      2,162        4,181          122
AXA Premier Large Cap Value Fund . . . .   61,733      2,692        3,846          208
AXA Premier Small/Mid Cap Growth Fund. .   75,785      1,911        6,224          160
AXA Premier Small/Mid Cap Value Fund . .  113,371      4,051        7,007          121
AXA Premier International Equity Fund. .   42,919        578        2,301           73
AXA Premier Technology Fund. . . . . . .    9,920      1,374          232           42
AXA Premier Health Care Fund . . . . . .   24,325      2,281        1,740           54
AXA Premier Core Bond Fund . . . . . . .  184,858     11,067       27,374          769
AXA Premier Money Market Fund. . . . . .       --      2,693           --        1,007

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
October 31, 2002
  Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust's Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

  Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2003 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Funds' expense ratio and such reimbursements do not exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to the following based on annual average daily net assets:

                                                    CLASS A  CLASS B  CLASS C  CLASS Z
                                                    -------  -------  -------  -------
AXA Premier Large Cap Growth Fund . .  . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Core Equity Fund . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Large Cap Value Fund . . . . . . . .    1.45%    2.20%    2.20%     1.20%
AXA Premier Small/Mid Cap Growth Fund. . . . . .    1.70%    2.45%    2.45%     1.45%
AXA Premier Small/Mid Cap Value Fund . . . . . .    1.70%    2.45%    2.45%     1.45%
AXA Premier International Equity Fund. . . . . .    1.90%    2.65%    2.65%     1.65%
AXA Premier Technology Fund. . . . . . . . . . .    1.95%    2.70%    2.70%     1.70%
AXA Premier Health Care Fund . . . . . . . . . .    1.95%    2.70%    2.70%     1.70%
AXA Premier Core Bond Fund . . . . . . . . . . .    1.05%    1.80%    1.80%     0.80%
AXA Premier Money Market Fund. . . . . . . . . .    0.95%    1.70%    1.70%     0.70%

  During the period ended October 31, 2002, the Manager received no reimbursement. At October 31, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

                                                                   TOTAL ELIGIBLE FOR
FUNDS:                                                         REIMBURSEMENT THROUGH 2005
------                                                         --------------------------
AXA Premier Large Cap Growth Fund . . . . . . . . . . . . .         $418,813
AXA Premier Large Cap Core Equity Fund  . . . . . . . . . .          411,849
AXA Premier Large Cap Value Fund  . . . . . . . . . . . . .          427,436
AXA Premier Small/Mid Cap Growth Fund . . . . . . . . . . .          444,957
AXA Premier Small/Mid Cap Value Fund  . . . . . . . . . . .          435,101
AXA Premier International Equity Fund . . . . . . . . . . .          460,322
AXA Premier Technology Fund . . . . . . . . . . . . . . . .          402,821
AXA Premier Health Care Fund  . . . . . . . . . . . . . . .          395,431
AXA Premier Core Bond Fund  . . . . . . . . . . . . . . . .          549,471
AXA Premier Money Market Fund . . . . . . . . . . . . . . .          310,244


Note 7 Trustees Deferred Compensation Plan

  A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At October 31, 2002, the total amount deferred by the Trustees participating in the Plan was $35,496.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
October 31, 2002
Note 8 Percentage of Ownership

  At October 31, 2002, Equitable held investments in each of the Funds as follows:

FUNDS:                                                            PERCENTAGE OF OWNERSHIP
------                                                            -----------------------
AXA Premier Large Cap Growth Fund. . . . . . . . . . . . . . . . . .             53.2%
AXA Premier Large Cap Core Equity Fund . . . . . . . . . . . . . . .             52.5
AXA Premier Large Cap Value Fund . . . . . . . . . . . . . . . . . .             52.3
AXA Premier Small/Mid Cap Growth Fund. . . . . . . . . . . . . . . .             45.8
AXA Premier Small/Mid Cap Value Fund . . . . . . . . . . . . . . . .             39.1
AXA Premier International Equity Fund. . . . . . . . . . . . . . . .             58.5
AXA Premier Technology Fund  . . . . . . . . . . . . . . . . . . . .             83.0
AXA Premier Health Care Fund . . . . . . . . . . . . . . . . . . . .             74.4
AXA Premier Core Bond Fund . . . . . . . . . . . . . . . . . . . . .             57.3
AXA Premier Money Market Fund  . . . . . . . . . . . . . . . . . . .             88.8

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of AXA Premier Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 10 portfolios constituting AXA Premier Funds Trust (the "Trust") at October 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP New York, New York December 16, 2002

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2002, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

                              70% DIVIDEND
                                RECEIVED   FOREIGN     FOREIGN      LONG TERM    TREASURY
                               DEDUCTION    TAXES   SOURCE INCOME  CAPITAL GAIN    INCOME
                              ------------ -------  -------------  ------------  ----------
FUNDS:
AXA Premier Large Cap
Growth Fund. . . . . . . . . . . . --            --          --          --            --
AXA Premier Large Cap
Core Equity Fund . . . . . . . . . --            --          --          --        16.96%
AXA Premier Large Cap
Value Fund . . . . . . . . . . . . --            --          --          --            --
AXA Premier Small/Mid Cap
Growth Fund. . . . . . . . . . . . --            --          --          --         12.41
AXA Premier Small/Mid Cap
Value Fund . . . . . . . . . . . . --            --          --          --            --
AXA Premier International
Equity Fund. . . . . . . . . . . . --       $17,926    $153,226          --            --
AXA Premier Technology Fund. . . . --            --          --          --            --
AXA Premier Health Care Fund . . . --            --          --          --            --
AXA Premier Core Bond Fund . . . . --            --          --          --         23.01
AXA Premier Money Market Fund. . . --            --          --          --         39.13

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES

				TERM OF				NUMBER OF
                           			OFFICE					FUNDS
                            		AND LENGTH	PRINCIPAL		IN
NAME                  	POSITION(S)	OF		OCCUPATION(S)		COMPLEX	OTHER
ADDRESS	HELD WITH	TIME		DURING PAST		OVERSEEN	DIRECTORSHIPS
AND AGE	TRUST		SERVED		5 YEARS		BY		HELD BY
									TRUSTEE	TRUSTESS
-----------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Peter D. Noris*  	Trustee   		From        	From May 1995 to present,	53    		From July 1995 to
1290 Avenue of   	and       		November    	Executive Vice President         		present, Director
the Americas,	Chairman  	2001		and Chief Investment             		of Alliance
New York, New York        		to present  	Officer of AXA Financial         		Capital
46)                                  			 	Inc. and Executive Vice         		Management L.P.
                                     				President of The
                                       				Equitable Life Assurance
                                       				Society of the United
                                       				States; from August 1999
                                       				to present, Executive
                                       				Vice President of AXA
                                       				Advisors LLC.
-----------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------
Gerald C. Crotty   Trustee  		From       	Co-founder and director	19   		 None
c/o AXA Premier             		November   	of Weichert Enterprise, a
Funds Trust                 		2001       	private and public equity
1290 Avenue of the        			  	to present market investment firm;
Americas,                              			co-founder of Excelsior
New York, New York                     			Ventures Management, a
(50)                                   				private equity and
                                       				venture capital firm;
                                       				from 1991 to 1998, held
                                       				various positions with
                                       				ITT Corporation,
                                       				including President and
                                       				COO of ITT Consumer
                                       				Financial Corp. and
                                       				Chairman, President and
                                       				CEO of ITT Information
                                      				Services.
-----------------------------------------------------------------------------------------
Barry Hamerling    Trustee  		From       	Since 1998, Managing         19     		None
c/o AXA Premier             		November   	Partner of Premium Ice
Funds Trust                		 2001       	Cream of America; from
1290 Avenue of the        		 to present 	1970 to 1998, President
Americas,                         			    	of Ayco Co. L.P., the
New York, New York                     			largest independent
(56)                                   				financial counseling firm
                                       				in the United States.
-----------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors.

				TERM OF				NUMBER OF
                           			OFFICE					FUNDS
                            		AND LENGTH	PRINCIPAL		IN
NAME                  	POSITION(S)	OF		OCCUPATION(S)		COMPLEX	OTHER
ADDRESS	HELD WITH	TIME		DURING PAST		OVERSEEN	DIRECTORSHIPS
AND AGE	TRUST		SERVED		5 YEARS		BY		HELD BY
									TRUSTEE	TRUSTESS
-----------------------------------------------------------------------------------------
                                       INDEPENDENT TRUSTEES (CONTINUED)
-----------------------------------------------------------------------------------------
Cynthia R. Plouche    Trustee	From		Since 1991, Founder,	19     		None
c/o AXA Premie			November	Chief Investment Officer
Funds Trus			2001       	and Managing Director of
1290 Avenue of the			to present  	Abacus Financial Group, a
Americas,                                 			manager of fixed income
New York, New York                         			portfolios for
(45)                                       			institutional clients.
-----------------------------------------------------------------------------------------
Rayman Louis Solomon  Trustee	From		Since 1998, Dean and a 	 19    		 None
c/o AXA Premier               		November	Professor of Law at
Funds Trust                   		2001        	Rutgers University School
1290 Avenue of the            		to present  	of Law; prior thereto, an
Americas,                                 			Associate Dean for
New York, New York                        			Academic Affairs at
(54)                                      			Northwestern University
                                           			School of Law.
-----------------------------------------------------------------------------------------

                                                         OFFICERS
-----------------------------------------------------------------------------------------
Steven M. Joenk         President     From    	From July 1999 to present, Senior Vice
1290 Avenue of the     and Chief      November 	President of AXA Financial;
Americas, New York,  Executive     2001 to  	from 1996 to 1999, Managing Director of
New York                   Officer         present  	MeesPierson.
(43)
-----------------------------------------------------------------------------------------
Patricia Louie      Vice           From     		From July 1999 to present, Vice President
1290 Avenue of    President   November 	and Counsel of AXA Financial and
the Americas,     and            2001 to  		Equitable; from September 1994 to July
New York, New York       	present  		1999, Assistant General Counsel of The
(46)                    Secretary              		Dreyfus Corporation.

-----------------------------------------------------------------------------------------
Kenneth T.            Chief	From     		From February 2001 to present, Vice President
Kozlowski             Financial November 	of AXA Financial;
1290 Avenue of     Officer	2001 to	  	from October 1999 to February 2001, Assistant
the Americas,       and         present  		Vice President of AXA Financial;
New York, New York   		           	from October 1996 to October 1999, Director -
(40)                      Treasurer 	             	Fund Administration of Prudential Investments.

-----------------------------------------------------------------------------------------
Mary E. Cantwell    Vice          From     	From February 2001 to present, Vice
1290 Avenue of 	 President  November 	President of AXA Financial;
the Americas,                         2001 to 	from July 1999 to present, Vice President of
New York, New York 	   present  	Equitable; from September 1997 to July 1999,
(40)                                    			Assistant Vice President, Office of the
                                       			Chief Investment Officer of Equitable.

-----------------------------------------------------------------------------------------
Kenneth B. Beitler    Vice         From     	From May 1999 to present, Senior Invest-
1290 Avenue of the   President  November 	ment Analyst and Assistant Vice President
Americas,                  	    2001 to  	of AXA Financial; prior New York, New York
New York, New York                present  	thereto, an Investment Systems
(43)                                       		Development Analyst with TIAA-CREF.
-----------------------------------------------------------------------------------------
Brian E. Walsh        Vice          From     	From 1999 to present, Senior Fund
1290 Avenue of	  President   November 	Administrator and Assistant
the Americas,          and           2001 to  	Vice President of Equitable; from 1993 to
New York, New York Assistant  present  	1999, Manager of Prudential Investment
(34)                  	   Treasurer            	Fund Management.

-----------------------------------------------------------------------------------------
Andrew S. Novak       Assistant  From      	From May 2002 to present, Counsel of AXA
1290 Avenue of the    Secretary  September 	Financial and Equitable; from May 2001 to
Americas,                 	      2002 to   	April 2002, Associate General Counsel and
New York, New York                  present   	Chief Compliance Officer of Royce &
(34)                                       		Associates, Inc.; from August 1997 to August
                                          		2000, Vice President and Assistant General
                                           		Counsel of Mitchell Hutchins Asset Management.

-----------------------------------------------------------------------------------------
Joseph J. Paolo	Compliance   From		From February 2001 to present, Compliance
1290 Avenue of	Officer   	      September 	Officer of AXA Financial and Equitable; from
the Americas,                            2002 to   	June 1998 to February 2001, Principle
New York, New York                  present   	Consultant of PricewaterhouseCoopers LLP; from
(32)                                       		February 1997 to June 1998, Second Vice
                                           		President of The Chase Manhattan Bank; from
                                          		August 1992 to February 1997, Staff Accountant
                                           		of U.S. Securities and Exchange Commission.
-----------------------------------------------------------------------------------------